UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Randall W. Merk
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: March 1, 2010 – May 31, 2010

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. Broad Market ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
		($)	($)
Holdings by Category
99.6%	Common Stock	233,630,433	226,549,327
0.2%	Other Investment Company	394,447	394,447
—%	Rights	—	518
99.8%	Total Investments	234,024,880	226,944,292
0.2%	Other Assets and Liabilities, Net		471,277
100.0%	Net Assets		227,415,569

	Number	Value
Security	of Shares	($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%

BorgWarner, Inc. *	2,262	84,282
Cooper Tire & Rubber Co.	1,740	32,904
Dana Holding Corp. *	2,958	32,124
Federal-Mogul Corp. *	1,218	21,023
Ford Motor Co. *	63,162	740,890
Gentex Corp.	2,610	51,365
Harley-Davidson, Inc.	4,524	136,670
Johnson Controls, Inc.	12,702	362,388
Lear Corp. *	522	35,324
Tenneco, Inc. *	1,044	23,135
The Goodyear Tire & Rubber Co. *	5,568	66,259
Thor Industries, Inc.	870	25,369
TRW Automotive Holdings Corp. *	1,740	52,339
WABCO Holdings, Inc. *	1,218	37,027
		1,701,099

Banks 3.6%

Associated Banc-Corp	2,784	37,389
Astoria Financial Corp.	2,784	41,426
BancorpSouth, Inc.	1,392	26,991
Bank of Hawaii Corp.	870	41,786
BB&T Corp.	13,050	394,632
Beneficial Mutual Bancorp, Inc. *	2,958	30,497
BOK Financial Corp.	696	35,183
CapitalSource, Inc.	8,178	37,128
Capitol Federal Financial	870	27,840
City National Corp.	870	50,182
Comerica, Inc.	2,958	112,700
Commerce Bancshares, Inc.	1,218	45,273
Community Bank System, Inc.	696	15,904
Cullen/Frost Bankers, Inc.	1,044	57,295
CVB Financial Corp.	3,480	34,556
East West Bancorp, Inc.	1,740	29,580
F.N.B. Corp.	3,828	31,351
Fannie Mae *	26,970	26,431
Fifth Third Bancorp	15,312	198,903
First Citizens BancShares, Inc., Class A	174	34,800
First Financial Bancorp	2,088	33,189
First Financial Bankshares, Inc.	522	26,194
First Horizon National Corp. *	4,216	52,489
First Niagara Financial Group, Inc.	3,480	45,971
FirstMerit Corp.	1,566	29,190
Freddie Mac *	13,746	17,045
Fulton Financial Corp.	3,306	32,895
Glacier Bancorp, Inc.	2,088	33,116
Hancock Holding Co.	696	26,608
Home Bancshares, Inc.	574	13,540
Hudson City Bancorp, Inc.	9,222	116,289
Huntington Bancshares, Inc.	13,398	82,532
IBERIABANK Corp.	348	19,116
International Bancshares Corp.	1,740	34,365
Investors Bancorp, Inc. *	2,610	35,653
Kearny Financial Corp.	2,784	24,471
KeyCorp	17,400	139,548
M&T Bank Corp.	1,392	110,302
Marshall & Ilsley Corp.	9,396	76,577
MB Financial, Inc.	1,566	34,217
MGIC Investment Corp. *	2,610	24,430
National Penn Bancshares, Inc.	4,350	30,406
NBT Bancorp, Inc.	1,218	26,735
New York Community Bancorp, Inc.	8,178	131,257
NewAlliance Bancshares, Inc.	2,436	28,672
Northfield Bancorp, Inc.	1,044	15,180
Northwest Bancshares, Inc.	2,610	30,354
Ocwen Financial Corp. *	2,436	29,622
Old National Bancorp	2,610	29,963
PacWest Bancorp	870	18,131
Park National Corp.	522	33,773
People’s United Financial, Inc.	6,612	92,370
PNC Financial Services Group, Inc.	9,918	622,354
Popular, Inc. *	12,180	36,905
PrivateBancorp, Inc.	1,566	20,749
Prosperity Bancshares, Inc.	870	31,355
Provident Financial Services, Inc.	1,392	17,205
Regions Financial Corp.	23,316	177,901
Signature Bank *	870	32,921
SunTrust Banks, Inc.	9,570	257,911
SVB Financial Group *	696	31,222
Synovus Financial Corp.	12,354	36,568
TCF Financial Corp.	2,262	36,509
TFS Financial Corp.	2,436	32,253
Trustmark Corp.	1,392	31,139
U.S. Bancorp	36,714	879,667
UMB Financial Corp.	696	27,109
Umpqua Holdings Corp.	2,784	34,967
United Bankshares, Inc.	1,392	37,473
Valley National Bancorp	2,739	39,595
Washington Federal, Inc.	2,088	36,081
Webster Financial Corp.	2,262	43,317
Wells Fargo & Co.	94,134	2,700,704
Westamerica Bancorp	522	29,060
Whitney Holding Corp.	3,480	41,238
Wilmington Trust Corp.	2,088	31,487
Wintrust Financial Corp.	870	31,024
Zions Bancorp	2,610	62,509
		8,143,270

1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Capital Goods 8.0%

3M Co.	12,354	979,796
A.O. Smith Corp.	696	32,448
AAR CORP. *	696	13,711
Actuant Corp., Class A	1,566	31,665
Acuity Brands, Inc.	870	35,783
Aecom Technology Corp. *	1,914	48,577
Aerovironment, Inc. *	522	13,071
AGCO Corp. *	1,740	50,060
Aircastle Ltd.	1,566	15,425
Alliant Techsystems, Inc. *	696	47,878
American Science & Engineering, Inc.	174	12,192
American Superconductor Corp. *	870	26,674
AMETEK, Inc.	2,088	84,773
Applied Industrial Technologies, Inc.	1,392	38,391
Armstrong World Industries, Inc. *	696	26,093
Badger Meter, Inc.	348	13,770
Baldor Electric Co.	1,044	37,511
Barnes Group, Inc.	1,566	29,316
BE Aerospace, Inc. *	2,088	56,627
Beacon Roofing Supply, Inc. *	870	18,270
Belden, Inc.	1,044	27,040
Brady Corp., Class A	870	25,300
Briggs & Stratton Corp.	1,392	28,717
Bucyrus International, Inc.	1,392	74,556
Carlisle Cos., Inc.	1,218	47,368
Caterpillar, Inc.	12,006	729,485
CLARCOR, Inc.	1,044	37,855
Crane Co.	1,044	33,961
Cubic Corp.	696	25,320
Cummins, Inc.	3,480	236,570
Curtiss-Wright Corp.	870	28,814
Danaher Corp.	4,698	372,927
Deere & Co.	8,004	461,671
DigitalGlobe, Inc. *	1,218	34,067
Donaldson Co., Inc.	1,392	60,065
Dover Corp.	3,480	156,217
DynCorp International, Inc., Class A *	1,566	26,794
Eaton Corp.	3,132	219,083
EMCOR Group, Inc. *	1,218	30,413
Emerson Electric Co.	14,442	670,686
EnerSys *	1,218	27,405
ESCO Technologies, Inc.	696	18,214
Esterline Technologies Corp. *	696	37,347
Fastenal Co.	2,610	131,648
First Solar, Inc. *	870	97,753
Flowserve Corp.	1,044	99,284
Fluor Corp.	3,480	163,282
Franklin Electric Co., Inc.	522	15,222
Gardner Denver, Inc.	1,044	47,544
GATX Corp.	1,044	30,182
General Dynamics Corp.	6,264	425,326
General Electric Co.	202,710	3,314,308
Goodrich Corp.	2,436	169,058
Graco, Inc.	1,218	38,598
GrafTech International Ltd. *	2,436	40,462
Granite Construction, Inc.	1,044	30,955
Griffon Corp. *	1,218	14,787
GT Solar International, Inc. *	2,436	13,301
Harsco Corp.	1,566	42,611
HEICO Corp., Class A	1,085	32,561
Hexcel Corp. *	2,436	38,903
Honeywell International, Inc.	13,398	573,032
Hubbell, Inc., Class B	1,044	44,527
IDEX Corp.	1,566	47,826
II-VI, Inc. *	1,044	34,995
Illinois Tool Works, Inc.	8,178	379,705
Insituform Technologies, Inc., Class A *	696	14,240
ITT Corp.	3,480	168,014
Jacobs Engineering Group, Inc. *	2,436	101,727
Joy Global, Inc.	2,088	106,488
Kaman Corp.	522	12,784
Kaydon Corp.	870	32,660
KBR, Inc.	3,132	68,841
Kennametal, Inc.	1,566	44,177
L-3 Communications Holdings, Inc.	2,262	186,909
Lennox International, Inc.	1,044	46,719
Lincoln Electric Holdings, Inc.	696	38,837
Lockheed Martin Corp.	5,916	472,807
Masco Corp.	7,308	97,562
MasTec, Inc. *	2,262	26,307
McDermott International, Inc. *	4,524	100,342
Moog, Inc., Class A *	1,044	34,462
MSC Industrial Direct Co., Class A	870	45,014
Mueller Industries, Inc.	1,044	27,676
Mueller Water Products, Inc., Class A	2,610	11,301
Navistar International Corp. *	1,044	56,564
Nordson Corp.	522	34,781
Northrop Grumman Corp.	5,568	336,808
Orbital Sciences Corp. *	1,044	16,568
Oshkosh Corp. *	1,740	61,822
Otter Tail Corp.	1,218	24,104
Owens Corning, Inc. *	1,914	63,794
PACCAR, Inc.	6,612	271,092
Pall Corp.	2,262	77,021
Parker Hannifin Corp.	3,132	192,493
Pentair, Inc.	1,914	65,765
Precision Castparts Corp.	2,784	324,893
Quanex Building Products Corp.	696	13,871
Quanta Services, Inc. *	3,828	79,354
Raytheon Co.	7,308	383,012
Regal-Beloit Corp.	696	41,962
Robbins & Myers, Inc.	1,218	26,906
Rockwell Automation, Inc.	2,784	148,749
Rockwell Collins, Inc.	2,958	172,570
Roper Industries, Inc.	1,740	100,955
RSC Holdings, Inc. *	1,914	13,991
Simpson Manufacturing Co., Inc.	1,044	30,506
Snap-On, Inc.	1,044	46,145
Spirit AeroSystems Holdings, Inc., Class A *	1,914	37,285
SPX Corp.	1,044	61,700
Stanley, Inc. *	522	19,283
Teledyne Technologies, Inc. *	870	34,200
Terex Corp. *	2,262	49,221
Textainer Group Holdings Ltd.	870	21,359
Textron, Inc.	5,394	111,494
The Boeing Co.	12,528	804,047
The Manitowoc Co., Inc.	2,958	35,289
The Middleby Corp. *	522	29,394
The Shaw Group, Inc. *	1,566	53,416
The Timken Co.	1,566	45,085
The Toro Co.	696	37,229
Thomas & Betts Corp. *	1,044	40,027
TransDigm Group, Inc.	696	36,721
Trinity Industries, Inc.	1,566	34,217
Triumph Group, Inc.	522	36,232

2

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tutor Perini Corp. *	1,392	31,042
Tyco International Ltd.	—	12
United Technologies Corp.	16,704	1,125,516
Universal Forest Products, Inc.	348	12,893
URS Corp. *	1,566	69,812
USG Corp. *	2,088	36,582
Valmont Industries, Inc.	348	27,569
W.W. Grainger, Inc.	1,218	123,931
Wabtec Corp.	870	37,715
Watsco, Inc.	522	30,563
Watts Water Technologies, Inc., Class A	870	28,188
WESCO International, Inc. *	1,044	39,046
Woodward Governor Co.	1,044	29,963
		18,147,400

Commercial & Professional Services 1.0%

ABM Industries, Inc.	1,392	29,886
Avery Dennison Corp.	2,088	71,368
Cintas Corp.	2,436	63,336
Clean Harbors, Inc. *	522	33,090
Copart, Inc. *	1,392	49,973
Corrections Corp. of America *	2,088	41,551
CoStar Group, Inc. *	696	28,376
Covanta Holding Corp. *	2,610	40,272
Deluxe Corp.	2,088	44,829
EnergySolutions, Inc.	3,306	20,663
EnerNOC, Inc. *	870	24,447
Equifax, Inc.	2,436	73,689
FTI Consulting, Inc. *	1,044	44,641
Healthcare Services Group, Inc.	1,392	27,993
Herman Miller, Inc.	1,740	33,460
HNI Corp.	1,044	32,009
IHS, Inc., Class A *	870	45,031
Iron Mountain, Inc.	3,480	85,330
Korn/Ferry International *	1,740	24,325
M&F Worldwide Corp. *	348	10,847
Manpower, Inc.	1,392	63,628
Mine Safety Appliances Co.	1,044	28,564
Monster Worldwide, Inc. *	2,610	38,602
Navigant Consulting, Inc. *	1,218	14,762
Pitney Bowes, Inc.	4,002	90,605
R.R. Donnelley & Sons Co.	4,002	76,678
Republic Services, Inc.	5,916	172,274
Resources Connection, Inc. *	1,566	25,275
Robert Half International, Inc.	2,958	74,808
Rollins, Inc.	1,392	29,594
Steelcase, Inc., Class A	4,872	40,827
Stericycle, Inc. *	1,566	91,799
Sykes Enterprises, Inc. *	1,218	21,023
Tetra Tech, Inc. *	1,044	23,662
The Brink’s Co.	1,044	23,668
The Corporate Executive Board Co.	1,044	33,815
The Dun & Bradstreet Corp.	1,044	76,202
The Geo Group, Inc. *	1,218	25,700
Towers Watson & Co., Class A	870	40,020
TrueBlue, Inc. *	1,044	13,875
United Stationers, Inc. *	522	30,495
Verisk Analytics, Inc., Class A *	1,566	47,372
Waste Connections, Inc. *	1,566	55,139
Waste Management, Inc.	8,874	288,494
		2,251,997

Consumer Durables & Apparel 1.4%

American Greetings Corp., Class A	1,218	28,720
Brunswick Corp.	2,958	51,676
Carter’s, Inc. *	1,218	37,222
Coach, Inc.	6,264	257,513
Columbia Sportswear Co.	696	35,621
D.R. Horton, Inc.	5,568	67,874
Deckers Outdoor Corp. *	348	50,363
Eastman Kodak Co. *	8,004	45,143
Fortune Brands, Inc.	2,958	140,357
Fossil, Inc. *	1,044	39,150
Garmin Ltd.	2,262	75,958
Hanesbrands, Inc. *	1,740	47,467
Harman International Industries, Inc. *	1,218	39,341
Hasbro, Inc.	2,262	90,819
Iconix Brand Group, Inc. *	2,436	39,585
Jarden Corp.	1,566	45,586
Jones Apparel Group, Inc.	1,740	34,174
KB HOME	1,914	27,715
Leggett & Platt, Inc.	3,132	72,913
Lennar Corp., Class A	2,958	51,173
M.D.C Holdings, Inc.	870	27,301
Mattel, Inc.	7,134	154,522
Mohawk Industries, Inc. *	1,044	58,631
Newell Rubbermaid, Inc.	5,568	92,763
NIKE, Inc., Class B	5,220	377,824
NVR, Inc. *	174	119,239
Phillips-Van Heusen Corp.	1,044	57,138
Polaris Industries, Inc.	696	40,855
Polo Ralph Lauren Corp.	1,044	90,682
Pool Corp.	1,566	37,568
Pulte Homes, Inc. *	6,612	73,658
Skechers U.S.A., Inc., Class A *	696	26,225
Stanley Black & Decker, Inc.	2,867	159,950
Tempur-Pedic International, Inc. *	1,566	51,991
The Ryland Group, Inc.	1,566	29,128
The Timberland Co., Class A *	870	16,713
The Warnaco Group, Inc. *	870	37,053
Toll Brothers, Inc. *	2,610	54,993
Tupperware Brands Corp.	1,218	51,753
Under Armour, Inc., Class A *	1,044	35,172
UniFirst Corp.	348	15,660
VF Corp.	1,740	134,589
Whirlpool Corp.	1,392	145,381
Wolverine World Wide, Inc.	1,044	29,963
		3,197,122

Consumer Services 2.3%

Ameristar Casinos, Inc.	1,740	31,355
Apollo Group, Inc., Class A *	2,436	129,498
Bally Technologies, Inc. *	1,044	44,370
Bob Evans Farms, Inc.	1,044	30,318
Boyd Gaming Corp. *	3,480	45,832
Bridgepoint Education, Inc. *	1,914	41,285
Brinker International, Inc.	2,262	40,218
Buffalo Wild Wings, Inc. *	696	25,682
Burger King Holdings, Inc.	1,740	33,077
Capella Education Co. *	348	29,897
Career Education Corp. *	1,218	34,104
Carnival Corp.	8,178	296,289
Chipotle Mexican Grill, Inc. *	522	74,270
Choice Hotels International, Inc.	870	28,980

3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coinstar, Inc. *	870	46,684
Corinthian Colleges, Inc. *	1,566	20,969
Cracker Barrel Old Country Store, Inc.	522	26,011
Darden Restaurants, Inc.	2,610	111,969
DeVry, Inc.	1,218	70,023
Education Management Corp. *	696	14,706
Gaylord Entertainment Co. *	696	18,507
Grand Canyon Education, Inc. *	870	21,367
H&R Block, Inc.	6,438	103,523
Hillenbrand, Inc.	1,392	33,812
Hyatt Hotels Corp., Class A *	696	28,160
International Game Technology	5,916	115,776
International Speedway Corp., Class A	1,044	29,117
ITT Educational Services, Inc. *	696	70,254
Jack in the Box, Inc. *	1,392	31,236
Las Vegas Sands Corp. *	8,700	204,276
Life Time Fitness, Inc. *	1,218	45,200
Lincoln Educational Services Corp. *	174	4,146
Marriott International, Inc., Class A	5,916	197,890
Matthews International Corp., Class A	696	22,536
McDonald’s Corp.	20,880	1,396,246
MGM MIRAGE *	5,046	62,873
Orient-Express Hotels Ltd., Class A *	1,740	17,557
P.F. Chang’s China Bistro, Inc.	348	15,128
Panera Bread Co., Class A *	522	42,193
Penn National Gaming, Inc. *	1,218	31,181
Regis Corp.	1,740	31,999
Royal Caribbean Cruises Ltd. *	2,610	75,690
Scientific Games Corp., Class A *	2,088	21,339
Service Corp. International	4,872	41,607
Sotheby’s	1,914	62,205
Starbucks Corp.	14,094	364,894
Starwood Hotels & Resorts Worldwide, Inc.	3,306	152,903
Strayer Education, Inc.	348	83,520
The Cheesecake Factory, Inc. *	1,392	35,496
Vail Resorts, Inc. *	696	28,961
Weight Watchers International, Inc.	1,044	28,626
Wendy’s/Arby’s Group, Inc., Class A	7,134	32,174
WMS Industries, Inc. *	1,044	48,369
Wyndham Worldwide Corp.	3,480	82,128
Wynn Resorts Ltd.	1,392	116,761
Yum! Brands, Inc.	8,874	363,390
		5,236,577

Diversified Financials 6.8%

Affiliated Managers Group, Inc. *	696	49,868
American Express Co.	20,358	811,674
AmeriCredit Corp. *	1,566	33,857
Ameriprise Financial, Inc.	4,872	193,857
Artio Global Investors, Inc.	1,044	19,304
Bank of America Corp.	190,356	2,996,203
Bank of New York Mellon Corp.	22,968	624,730
BlackRock, Inc.	870	146,056
Capital One Financial Corp.	8,874	366,496
Cash America International, Inc.	870	32,147
CIT Group, Inc. *	3,306	121,628
Citigroup, Inc. *	393,588	1,558,609
CME Group, Inc.	1,218	385,680
Cohen & Steers, Inc.	1,392	33,686
Credit Acceptance Corp. *	522	24,884
Discover Financial Services	10,440	140,418
Duff & Phelps Corp., Class A	1,566	21,125
E*TRADE Financial Corp. *	34,104	50,474
Eaton Vance Corp.	2,262	67,611
Federated Investors, Inc., Class B	1,914	42,510
Franklin Resources, Inc.	3,132	307,218
GAMCO Investors, Inc., Class A	348	13,791
Greenhill & Co., Inc.	522	36,169
IntercontinentalExchange, Inc. *	1,392	161,653
Invesco Ltd.	8,352	155,013
Investment Technology Group, Inc. *	1,044	17,602
Janus Capital Group, Inc.	3,480	37,097
Jefferies Group, Inc.	2,088	48,713
JPMorgan Chase & Co.	75,516	2,988,923
KBW, Inc. *	870	21,828
Knight Capital Group, Inc., Class A *	1,740	25,421
Legg Mason, Inc.	3,132	93,083
Leucadia National Corp. *	3,828	83,910
MF Global Holdings Ltd. *	3,828	29,476
Moody’s Corp.	3,480	71,340
Morgan Stanley	23,838	646,248
MSCI, Inc., Class A *	1,914	56,750
Northern Trust Corp.	4,698	238,705
NYSE Euronext	5,046	144,669
optionsXpress Holdings, Inc. *	1,740	27,927
PHH Corp. *	1,740	38,367
PICO Holdings, Inc. *	870	28,962
Piper Jaffray Cos., Inc. *	522	17,283
Raymond James Financial, Inc.	1,914	54,109
Riskmetrics Group, Inc. *	1,740	37,636
SEI Investments Co.	3,132	66,054
SLM Corp. *	9,048	100,523
State Street Corp.	9,396	358,645
Stifel Financial Corp. *	522	26,450
T. Rowe Price Group, Inc.	4,872	241,261
TD Ameritrade Holding Corp. *	4,524	80,211
The Charles Schwab Corp. (a)	17,748	290,002
The Goldman Sachs Group, Inc.	8,352	1,204,860
The NASDAQ OMX Group, Inc. *	2,958	54,989
Waddell & Reed Financial, Inc., Class A	1,566	41,984
		15,567,689

Energy 9.9%

Alpha Natural Resources, Inc. *	3,132	120,175
Anadarko Petroleum Corp.	9,570	500,798
Apache Corp.	6,438	576,459
Arch Coal, Inc.	3,132	67,495
Arena Resources, Inc. *	696	22,884
Atlas Energy, Inc. *	1,566	48,358
Atwood Oceanics, Inc. *	1,044	28,345
Baker Hughes, Inc.	8,315	317,134
Berry Petroleum Co., Class A	1,044	32,093
Bill Barrett Corp. *	870	28,327
BPZ Resources, Inc. *	2,262	11,581
Brigham Exploration Co. *	2,958	50,818
Bristow Group, Inc. *	870	28,275
Cabot Oil & Gas Corp.	2,088	72,433
Cameron International Corp. *	4,872	176,366
CARBO Ceramics, Inc.	522	33,773
Chesapeake Energy Corp.	12,354	275,988
Chevron Corp.	38,454	2,840,597
Cimarex Energy Co.	1,740	127,855
Clean Energy Fuels Corp. *	1,218	18,173
CNX Gas Corp. *	522	19,961
Complete Production Services, Inc. *	1,566	20,374
Comstock Resources, Inc. *	870	25,961
Concho Resources, Inc. *	1,566	81,510

4

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ConocoPhillips	25,230	1,308,428
CONSOL Energy, Inc.	3,480	126,950
Contango Oil & Gas Co. *	174	8,749
Continental Resources, Inc. *	696	32,823
Denbury Resources, Inc. *	7,531	123,885
Devon Energy Corp.	8,178	522,165
Diamond Offshore Drilling, Inc.	1,218	76,856
Dresser-Rand Group, Inc. *	1,740	55,384
Dril-Quip, Inc. *	522	25,427
El Paso Corp.	13,746	155,880
EOG Resources, Inc.	4,872	510,780
EXCO Resources, Inc.	3,306	57,029
Exterran Holdings, Inc. *	1,218	31,059
Exxon Mobil Corp.	90,480	5,470,421
FMC Technologies, Inc. *	2,436	141,653
Forest Oil Corp. *	2,088	55,624
Frontier Oil Corp.	2,088	29,044
Gulfport Energy Corp. *	1,740	22,846
Halliburton Co.	17,400	432,042
Helix Energy Solutions Group, Inc. *	1,914	20,843
Helmerich & Payne, Inc.	1,914	72,120
Hess Corp.	5,916	314,731
Holly Corp.	870	22,533
ION Geophysical Corp. *	3,306	17,952
Key Energy Services, Inc. *	3,306	31,605
Lufkin Industries, Inc.	348	27,746
Marathon Oil Corp.	13,746	427,363
Massey Energy Co.	1,740	57,629
Murphy Oil Corp.	3,654	195,051
Nabors Industries Ltd. *	5,742	109,270
National-Oilwell Varco, Inc.	8,178	311,827
Newfield Exploration Co. *	2,610	135,877
Noble Energy, Inc.	3,480	207,025
Occidental Petroleum Corp.	15,660	1,292,107
Oceaneering International, Inc. *	1,044	48,306
Oil States International, Inc. *	870	33,965
Overseas Shipholding Group, Inc.	696	26,928
Patriot Coal Corp. *	2,262	37,708
Patterson-UTI Energy, Inc.	3,132	43,942
Peabody Energy Corp.	5,394	210,150
Penn Virginia Corp.	1,218	26,662
Petrohawk Energy Corp. *	6,090	117,111
Pioneer Drilling Co. *	2,262	13,414
Pioneer Natural Resources Co.	2,262	144,089
Plains Exploration & Production Co. *	2,784	61,526
Pride International, Inc. *	3,132	77,580
Quicksilver Resources, Inc. *	2,436	29,744
Range Resources Corp.	3,132	140,783
Rosetta Resources, Inc. *	1,218	26,711
Rowan Cos., Inc. *	2,088	51,699
SandRidge Energy, Inc. *	3,480	22,411
Schlumberger Ltd.	22,968	1,289,653
SEACOR Holdings, Inc. *	348	25,397
Ship Finance International Ltd.	1,392	25,167
Smith International, Inc.	4,176	156,851
Southern Union Co.	1,914	41,668
Southwestern Energy Co. *	6,612	248,677
Spectra Energy Corp.	12,354	247,204
St. Mary Land & Exploration Co.	1,218	52,666
Sunoco, Inc.	2,262	67,566
Superior Energy Services, Inc. *	1,566	34,076
Swift Energy Co. *	696	19,244
Teekay Corp.	1,392	35,120
Tesco Corp. *	1,566	17,586
Tesoro Corp.	2,784	32,573
TETRA Technologies, Inc. *	696	7,002
The Williams Cos., Inc.	11,136	219,936
Tidewater, Inc.	1,044	43,650
Ultra Petroleum Corp. *	2,958	136,127
Unit Corp. *	870	35,574
Valero Energy Corp.	10,788	201,520
Whiting Petroleum Corp. *	1,044	87,393
World Fuel Services Corp.	1,044	27,175
XTO Energy, Inc.	11,136	475,953
		22,596,964

Food & Staples Retailing 2.3%

BJ’s Wholesale Club, Inc. *	1,044	41,833
Casey’s General Stores, Inc.	870	32,077
Costco Wholesale Corp.	8,352	486,504
CVS Caremark Corp.	27,144	939,997
Nash Finch Co.	348	12,566
PriceSmart, Inc.	696	16,711
Rite Aid Corp. *	21,924	25,213
Ruddick Corp.	1,044	34,473
Safeway, Inc.	7,830	173,356
SUPERVALU, Inc.	348	4,688
Sysco Corp.	11,136	331,964
The Andersons, Inc.	522	17,085
The Kroger Co.	11,658	234,675
United Natural Foods, Inc. *	1,044	32,416
Wal-Mart Stores, Inc.	41,934	2,120,183
Walgreen Co.	18,966	607,671
Weis Markets, Inc.	696	23,504
Whole Foods Market, Inc. *	2,262	91,453
Winn-Dixie Stores, Inc. *	2,436	27,283
		5,253,652

Food, Beverage & Tobacco 5.0%

Altria Group, Inc.	39,324	797,884
Archer-Daniels-Midland Co.	11,136	281,407
Brown-Forman Corp., Class B	2,088	115,800
Bunge Ltd.	2,436	118,779
Campbell Soup Co.	4,002	143,312
Central European Distribution Corp. *	1,218	31,132
Chiquita Brands International, Inc. *	1,566	19,340
Coca-Cola Enterprises, Inc.	6,264	163,490
ConAgra Foods, Inc.	8,526	206,159
Constellation Brands, Inc., Class A *	3,828	63,774
Corn Products International, Inc.	1,566	52,226
Dean Foods Co. *	3,306	35,209
Del Monte Foods Co.	3,654	53,275
Dole Food Co., Inc. *	1,914	17,513
Dr. Pepper Snapple Group, Inc.	4,350	164,691
Flowers Foods, Inc.	1,566	38,696
Fresh Del Monte Produce, Inc. *	1,218	24,360
General Mills, Inc. *	5,916	421,397
Green Mountain Coffee Roasters, Inc. *	2,088	49,381
H.J. Heinz Co.	5,916	261,369
Hansen Natural Corp. *	1,392	54,358
Hormel Foods Corp.	1,392	55,402
J&J Snack Foods Corp.	696	30,923
Kellogg Co.	4,524	241,717
Kraft Foods, Inc., Class A	30,624	875,846
Lancaster Colony Corp.	522	28,533
Lance, Inc.	1,044	20,149
Lorillard, Inc.	3,132	223,907

5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McCormick & Co., Inc.	2,088	80,534
Molson Coors Brewing Co., Class B	2,958	121,396
PepsiCo, Inc.	31,224	1,963,677
Philip Morris International, Inc.	36,540	1,612,145
Pilgrim’s Pride Corp. *	522	4,166
Ralcorp Holdings, Inc. *	1,044	62,713
Reynolds American, Inc.	3,132	163,302
Sanderson Farms, Inc.	696	38,176
Sara Lee Corp.	12,702	179,987
Smithfield Foods, Inc. *	2,958	50,996
The Coca-Cola Co.	40,890	2,101,746
The Hain Celestial Group, Inc. *	1,392	30,012
The Hershey Co.	2,958	138,434
The J.M. Smucker Co.	2,262	124,908
Tootsie Roll Industries, Inc.	1,064	26,643
TreeHouse Foods, Inc. *	696	32,086
Tyson Foods, Inc., Class A	5,394	94,826
Universal Corp.	696	28,446
Vector Group Ltd.	1,914	30,050
		11,474,272

Health Care Equipment & Services 4.5%

Aetna, Inc.	8,526	248,618
AGA Medical Holdings, Inc. *	1,044	14,679
Align Technology, Inc. *	1,566	23,365
Allscripts-Misys Healthcare Solutions, Inc. *	1,392	26,184
Amedisys, Inc. *	696	34,605
American Medical Systems Holdings, Inc. *	1,740	39,254
AMERIGROUP Corp. *	1,218	43,751
AmerisourceBergen Corp.	5,742	179,610
AmSurg Corp. *	1,218	24,116
Baxter International, Inc.	11,658	492,317
Beckman Coulter, Inc.	1,392	79,956
Becton, Dickinson & Co.	4,350	310,155
Boston Scientific Corp. *	29,058	175,801
Brookdale Senior Living, Inc. *	1,740	30,607
C.R. Bard, Inc.	1,914	154,977
Cardinal Health, Inc.	6,960	240,050
CareFusion Corp. *	3,480	88,462
Catalyst Health Solutions, Inc. *	870	33,312
Centene Corp. *	1,566	35,736
Cerner Corp. *	1,218	101,959
Chemed Corp.	522	29,707
CIGNA Corp.	5,220	174,713
Community Health Systems, Inc. *	1,914	74,608
CONMED Corp. *	1,218	23,678
Coventry Health Care, Inc. *	2,958	61,231
Cyberonics, Inc. *	696	12,222
DaVita, Inc. *	1,914	121,405
DENTSPLY International, Inc.	2,784	90,285
Eclipsys Corp. *	1,392	26,664
Edwards Lifesciences Corp. *	2,088	105,507
Emdeon, Inc., Class A *	1,740	23,525
Emergency Medical Services Corp., Class A *	522	27,964
Emeritus Corp. *	1,218	24,713
ev3, Inc. *	2,262	42,797
Express Scripts, Inc. *	4,872	490,123
Gen-Probe, Inc. *	870	38,245
Genoptix, Inc. *	696	18,555
Gentiva Health Services, Inc. *	1,044	28,846
Haemonetics Corp. *	522	28,157
Health Management Associates, Inc., Class A *	5,046	46,928
Health Net, Inc. *	1,914	47,180
HEALTHSOUTH Corp. *	1,740	34,556
Healthspring, Inc. *	1,044	18,134
Henry Schein, Inc. *	1,740	98,153
Hill-Rom Holdings, Inc.	1,218	33,958
HMS Holdings Corp. *	696	37,765
Hologic, Inc. *	4,872	72,593
Hospira, Inc. *	3,132	163,052
Humana, Inc. *	3,306	152,241
IDEXX Laboratories, Inc. *	1,218	77,026
Immucor, Inc. *	1,566	30,756
Integra LifeSciences Holdings Corp. *	870	34,278
Intuitive Surgical, Inc. *	696	224,648
Invacare Corp.	1,218	29,098
Inverness Medical Innovations, Inc. *	1,566	54,512
Kindred Healthcare, Inc. *	1,740	26,987
Kinetic Concepts, Inc. *	1,218	50,425
Laboratory Corp. of America Holdings *	2,088	157,874
Landauer, Inc.	174	10,600
LHC Group, Inc. *	348	10,718
LifePoint Hospitals, Inc. *	1,044	37,052
Lincare Holdings, Inc. *	1,218	57,027
Magellan Health Services, Inc. *	870	35,400
Masimo Corp.	1,044	23,114
McKesson Corp.	5,220	365,400
MedAssets, Inc. *	1,218	27,636
Medco Health Solutions, Inc. *	9,048	521,617
MEDNAX, Inc. *	870	49,199
Medtronic, Inc.	21,228	831,713
Meridian Bioscience, Inc.	1,218	21,291
Omnicare, Inc.	2,262	56,799
Owens & Minor, Inc.	1,286	38,413
Patterson Cos., Inc.	1,914	56,865
Phase Forward, Inc. *	1,914	32,213
PSS World Medical, Inc. *	1,218	27,904
Psychiatric Solutions, Inc. *	1,566	50,707
Quality Systems, Inc.	522	30,819
Quest Diagnostics, Inc.	2,958	156,034
RehabCare Group, Inc. *	696	20,247
ResMed, Inc. *	1,392	87,543
Select Medical Holdings Corp. *	2,784	22,550
Sirona Dental Systems, Inc. *	870	30,781
St. Jude Medical, Inc. *	6,612	246,892
Stryker Corp.	5,916	313,725
Teleflex, Inc.	696	39,032
Tenet Healthcare Corp. *	9,396	53,745
The Cooper Cos., Inc.	870	32,068
Thoratec Corp. *	1,044	45,800
UnitedHealth Group, Inc.	22,272	647,447
Universal American Financial Corp. *	1,566	22,895
Universal Health Services, Inc., Class B	1,740	73,741
Varian Medical Systems, Inc. *	2,436	122,019
VCA Antech, Inc. *	1,566	40,810
Volcano Corp. *	1,740	38,611
WellCare Health Plans, Inc. *	1,044	28,459
WellPoint, Inc. *	8,874	455,236
West Pharmaceutical Services, Inc.	696	27,388
Wright Medical Group, Inc. *	1,044	17,153
Zimmer Holdings, Inc. *	4,176	233,564
Zoll Medical Corp. *	522	15,164
		10,266,014

6

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Household & Personal Products 2.5%

Alberto-Culver Co.	1,566	43,096
Avon Products, Inc.	8,178	216,635
Central Garden & Pet Co., Class A *	1,392	13,168
Church & Dwight Co., Inc.	1,392	91,608
Colgate-Palmolive Co.	9,570	747,321
Energizer Holdings, Inc. *	1,392	78,216
Herbalife Ltd.	1,218	54,993
Kimberly-Clark Corp.	8,004	485,843
Mead Johnson Nutrition Co.	3,852	189,981
NBTY, Inc. *	1,044	35,747
Nu Skin Enterprises, Inc., Class A	1,218	35,030
Revlon, Inc., Class A *	1,044	14,459
The Clorox Co.	2,610	163,960
The Estee Lauder Cos., Inc., Class A	2,262	131,807
The Procter & Gamble Co.	56,202	3,433,380
		5,735,244

Insurance 4.1%

Aflac, Inc.	9,048	400,826
Alleghany Corp. *	176	51,410
Allied World Assurance Co. Holdings Ltd.	696	31,257
American Financial Group, Inc.	1,392	38,837
American National Insurance Co.	348	36,289
American Physicians Capital, Inc.	174	5,396
AMERISAFE, Inc. *	348	5,881
AmTrust Financial Services, Inc.	1,218	16,041
Aon Corp.	4,698	185,430
Arch Capital Group Ltd. *	1,044	76,755
Argo Group International Holdings Ltd.	696	21,033
Arthur J. Gallagher & Co.	2,088	51,553
Aspen Insurance Holdings Ltd.	1,392	35,162
Assurant, Inc.	2,262	78,491
Assured Guaranty Ltd.	2,436	40,925
Axis Capital Holdings Ltd.	2,784	84,634
Berkshire Hathaway, Inc., Class B *	36,652	2,585,799
Brown & Brown, Inc.	2,262	44,335
Cincinnati Financial Corp.	2,958	80,428
CNA Financial Corp. *	1,218	31,765
CNA Surety Corp. *	870	14,285
CNO Financial Group, Inc. *	5,394	30,260
Delphi Financial Group, Inc., Class A	1,218	31,632
Endurance Specialty Holdings Ltd.	1,044	38,732
Enstar Group Ltd. *	174	10,892
Erie Indemnity Co., Class A	696	31,926
Everest Re Group Ltd.	1,044	75,878
FBL Financial Group, Inc., Class A	174	4,251
Fidelity National Financial, Inc., Class A	4,524	65,236
First American Corp.	2,436	82,897
Flagstone Reinsurance Holdings S.A.	1,218	14,397
Genworth Financial, Inc., Class A *	9,744	151,909
Greenlight Capital Re Ltd., Class A *	522	12,674
Hanover Insurance Group, Inc.	1,044	45,414
Harleysville Group, Inc.	348	11,355
HCC Insurance Holdings, Inc.	2,088	52,346
Hilltop Holdings, Inc. *	1,218	12,923
Infinity Property & Casualty Corp.	174	8,143
Lincoln National Corp.	5,742	151,933
Loews Corp.	6,786	220,613
Markel Corp. *	174	60,126
Marsh & McLennan Cos., Inc.	10,092	220,107
MBIA, Inc. *	4,176	31,111
Mercury General Corp.	696	30,074
MetLife, Inc.	11,136	450,897
Montpelier Re Holdings Ltd.	1,566	24,445
Old Republic International Corp.	4,350	60,291
OneBeacon Insurance Group Ltd., Class A	2,262	32,776
PartnerRe Ltd.	1,218	88,853
Platinum Underwriters Holdings Ltd.	870	32,025
PMA Capital Corp., Class A *	522	3,529
Principal Financial Group, Inc.	5,916	160,856
ProAssurance Corp. *	696	40,967
Protective Life Corp.	1,566	33,700
Prudential Financial, Inc.	8,874	512,119
Reinsurance Group of America, Inc.	1,392	65,382
RenaissanceRe Holdings Ltd.	1,218	65,845
RLI Corp.	522	28,773
Safety Insurance Group, Inc.	348	12,573
Selective Insurance Group, Inc.	1,044	16,286
StanCorp Financial Group, Inc.	870	37,227
State Auto Financial Corp.	870	15,730
The Allstate Corp.	10,266	314,448
The Chubb Corp.	6,786	340,929
The Hartford Financial Services Group, Inc.	7,308	183,212
The Navigators Group, Inc. *	348	14,254
The Progressive Corp.	12,180	238,606
The Travelers Cos., Inc.	10,440	516,467
Torchmark Corp.	1,566	80,696
Tower Group, Inc.	696	15,249
Transatlantic Holdings, Inc.	1,044	49,099
Unitrin, Inc.	1,392	37,153
Unum Group	6,438	148,718
Validus Holdings Ltd.	1,740	42,734
W.R. Berkley Corp.	2,784	75,892
White Mountains Insurance Group Ltd.	174	56,863
XL Capital Ltd., Class A	6,612	116,437
		9,224,392

Materials 3.8%

Air Products & Chemicals, Inc.	3,761	259,735
Airgas, Inc.	1,332	83,210
AK Steel Holding Corp.	2,262	33,840
Albemarle Corp.	1,740	74,924
Alcoa, Inc.	19,488	226,840
Allegheny Technologies, Inc.	1,914	104,658
Allied Nevada Gold Corp. *	1,044	19,982
AMCOL International Corp.	1,044	28,146
AptarGroup, Inc.	1,218	48,550
Arch Chemicals, Inc.	476	16,308
Ashland, Inc.	1,392	74,625
Ball Corp.	1,740	85,695
Bemis Co., Inc.	2,088	59,884
Cabot Corp.	1,218	34,116
Calgon Carbon Corp. *	1,914	28,461
Carpenter Technology Corp.	1,392	54,163
Celanese Corp., Series A	2,784	79,817
Century Aluminum Co. *	1,044	10,972
CF Industries Holdings, Inc.	1,237	84,846
Cliffs Natural Resources, Inc.	2,610	145,795
Commercial Metals Co.	2,262	35,219
Compass Minerals International, Inc.	619	46,957
Crown Holdings, Inc. *	3,132	73,633
Cytec Industries, Inc.	870	37,175

7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Domtar Corp.	801	49,021
E.I. du Pont de Nemours & Co.	16,182	585,303
Eagle Materials, Inc.	1,044	32,030
Eastman Chemical Co.	1,218	73,555
Ecolab, Inc.	4,524	213,669
FMC Corp.	1,392	84,286
Freeport-McMoRan Copper & Gold, Inc.	8,185	573,359
Graphic Packaging Holding Co. *	5,742	18,145
Greif, Inc., Class A	696	38,141
H.B. Fuller Co.	1,392	29,691
Hecla Mining Co. *	4,872	26,211
Huntsman Corp.	3,480	34,730
International Flavors & Fragrances, Inc.	1,392	61,944
International Paper Co.	7,830	181,891
Intrepid Potash, Inc. *	1,044	25,745
Kaiser Aluminum Corp.	696	26,051
Koppers Holdings, Inc.	389	10,538
Martin Marietta Materials, Inc.	870	81,110
MeadWestvaco Corp.	2,958	70,696
Minerals Technologies, Inc.	522	27,901
Monsanto Co.	10,440	531,083
Nalco Holding Co.	2,610	59,143
NewMarket Corp.	348	35,830
Newmont Mining Corp.	9,222	496,328
Nucor Corp.	5,568	239,702
Olin Corp.	1,740	33,356
OM Group, Inc. *	870	25,970
Owens-Illinois, Inc. *	3,306	100,271
Packaging Corp. of America	1,914	42,376
Pactiv Corp. *	2,436	69,621
PPG Industries, Inc.	3,306	211,815
Praxair, Inc.	5,916	459,082
Reliance Steel & Aluminum Co.	1,218	55,918
Rock-Tenn Co., Class A	696	35,816
Rockwood Holdings, Inc. *	1,392	36,109
Royal Gold, Inc.	1,053	52,797
RPM International, Inc.	2,610	51,704
Schnitzer Steel Industries, Inc., Class A	522	26,121
Sealed Air Corp.	2,958	61,645
Sensient Technologies Corp.	1,044	28,908
Sigma-Aldrich Corp.	2,088	111,249
Solutia, Inc. *	2,436	36,905
Sonoco Products Co.	1,914	59,162
Southern Copper Corp.	4,176	123,109
Steel Dynamics, Inc.	4,176	61,262
Stillwater Mining Co. *	1,566	20,734
Temple-Inland, Inc.	2,088	44,119
Texas Industries, Inc.	696	25,265
The Dow Chemical Co.	21,924	589,975
The Lubrizol Corp.	1,302	115,318
The Mosaic Co.	2,958	136,571
The Scotts Miracle-Gro Co., Class A	870	38,654
The Valspar Corp.	1,740	54,584
Titanium Metals Corp. *	1,914	33,820
United States Steel Corp.	2,784	131,433
Valhi, Inc.	1,566	28,094
Vulcan Materials Co.	2,088	105,402
W.R. Grace & Co. *	1,218	31,217
Walter Energy, Inc.	1,044	82,821
Westlake Chemical Corp.	1,044	22,143
Weyerhaeuser Co.	4,002	170,405
Worthington Industries, Inc.	2,436	35,858
		8,703,263

Media 3.1%

Arbitron, Inc.	174	5,300
Belo Corp., Class A	1,566	11,385
Cablevision Systems Corp., Class A	4,524	112,240
CBS Corp., Class B	12,006	174,807
Cinemark Holdings, Inc.	1,392	22,258
Clear Channel Outdoor Holdings, Inc., Class A *	1,740	16,217
Comcast Corp., Class A	55,332	1,000,956
DIRECTV, Class A *	18,966	714,828
Discovery Communications, Inc., Series A *	5,394	203,138
DISH Network Corp., Class A	4,176	87,070
DreamWorks Animation SKG, Inc., Class A *	1,392	41,328
Gannett Co., Inc.	4,872	75,711
Interactive Data Corp.	1,044	33,982
John Wiley & Sons, Inc., Class A	870	34,452
Lamar Advertising Co., Class A *	1,218	35,894
Liberty Global, Inc., Series A *	4,872	125,698
Liberty Media — Starz, Series A *	928	48,553
Liberty Media Corp. — Capital, Series A *	1,566	65,866
Madison Square Garden, Inc., Class A *	1,097	23,114
Meredith Corp.	870	29,223
Morningstar, Inc. *	522	25,474
News Corp., Class A	45,066	594,871
Omnicom Group, Inc.	5,916	224,512
Regal Entertainment Group, Class A	2,436	37,125
Scripps Networks Interactive, Class A	1,566	70,752
Sirius XM Radio, Inc. *	75,342	77,602
The Interpublic Group of Cos., Inc. *	9,222	77,004
The McGraw-Hill Cos., Inc.	6,090	169,302
The New York Times Co., Class A *	3,132	29,065
The Walt Disney Co.	34,135	1,140,792
The Washington Post Co., Class B	174	81,037
Time Warner Cable, Inc.	6,960	380,921
Time Warner, Inc.	22,446	695,602
Valassis Communications, Inc. *	870	31,772
Viacom, Inc., Class B	10,440	350,888
Virgin Media, Inc.	5,568	89,979
World Wrestling Entertainment, Inc., Class A	1,914	31,715
		6,970,433

Pharmaceuticals, Biotechnology & Life Sciences 7.3%

Abbott Laboratories	29,580	1,406,825
Abraxis BioScience, Inc. *	870	38,671
Acorda Therapeutics, Inc. *	1,218	41,875
Alexion Pharmaceuticals, Inc. *	1,740	87,052
Alkermes, Inc. *	3,306	37,540
Allergan, Inc.	6,090	366,557
Allos Therapeutics, Inc. *	4,524	32,392
Alnylam Pharmaceuticals, Inc. *	1,566	24,743
AMAG Pharmaceuticals, Inc. *	348	11,080
Amgen, Inc. *	19,314	1,000,079
Amylin Pharmaceuticals, Inc. *	2,784	45,992
Auxilium Pharmaceuticals, Inc. *	870	25,039
Bio-Rad Laboratories, Inc., Class A *	348	32,562
Biogen Idec, Inc. *	5,568	264,090
BioMarin Pharmaceutical, Inc. *	2,088	40,758
Bristol-Myers Squibb Co.	32,596	756,553
Bruker Corp. *	1,566	19,943

8

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Celgene Corp. *	8,700	459,012
Cephalon, Inc. *	1,392	81,933
Cepheid, Inc. *	2,088	37,333
Charles River Laboratories International, Inc. *	1,218	40,852
Covance, Inc. *	1,218	64,262
Cubist Pharmaceuticals, Inc. *	1,566	33,669
Dendreon Corp. *	2,262	98,171
Dionex Corp. *	348	27,405
Eli Lilly & Co.	18,792	616,190
Endo Pharmaceuticals Holdings, Inc. *	1,914	40,079
Exelixis, Inc. *	2,436	12,618
Forest Laboratories, Inc. *	5,742	148,603
Genzyme Corp. *	5,046	245,488
Gilead Sciences, Inc. *	17,400	625,008
Halozyme Therapeutics, Inc. *	4,350	31,886
Human Genome Sciences, Inc. *	3,480	86,165
Illumina, Inc. *	2,784	117,039
Impax Laboratories, Inc. *	1,044	22,002
Incyte Corp. *	2,436	31,400
Johnson & Johnson	53,070	3,093,981
King Pharmaceuticals, Inc. *	4,698	40,732
Life Technologies Corp. *	3,480	174,209
Luminex Corp. *	1,914	32,787
MannKind Corp. *	1,566	8,707
Martek Biosciences Corp. *	1,392	25,877
Medicis Pharmaceutical Corp., Class A	1,218	28,245
Merck & Co., Inc.	58,464	1,969,652
Mettler-Toledo International, Inc. *	696	79,713
Millipore Corp. *	1,044	110,883
Mylan, Inc. *	5,742	111,624
Myriad Genetics, Inc. *	1,740	31,755
Nektar Therapeutics *	3,480	42,560
Onyx Pharmaceuticals, Inc. *	1,218	27,149
OSI Pharmaceuticals, Inc. *	1,044	59,905
Par Pharmaceutical Cos., Inc. *	1,218	33,812
PAREXEL International Corp. *	2,262	50,454
PDL BioPharma, Inc.	3,480	18,688
PerkinElmer, Inc.	2,436	55,273
Perrigo Co.	1,566	93,036
Pfizer, Inc.	154,686	2,355,868
Pharmaceutical Product Development, Inc.	2,262	60,712
Regeneron Pharmaceuticals, Inc. *	1,566	44,741
Salix Pharmaceuticals Ltd. *	1,392	50,015
Savient Pharmaceuticals, Inc. *	2,262	27,234
Seattle Genetics, Inc. *	2,958	39,134
Talecris Biotherapeutics Holdings Corp. *	870	14,425
Targacept, Inc. *	696	16,008
Techne Corp.	696	42,143
Thermo Fisher Scientific, Inc. *	7,656	398,571
United Therapeutics Corp. *	870	44,561
Valeant Pharmaceuticals International *	1,218	56,613
Vertex Pharmaceuticals, Inc. *	3,654	126,392
ViroPharma, Inc. *	3,654	44,469
VIVUS, Inc. *	1,914	24,231
Waters Corp. *	1,740	119,086
Watson Pharmaceuticals, Inc. *	1,914	84,522
		16,688,633

Real Estate 2.6%

Acadia Realty Trust	696	12,451
Alexander’s, Inc.	51	16,543
Alexandria Real Estate Equities, Inc.	870	57,055
AMB Property Corp.	2,958	76,701
American Campus Communities, Inc.	1,044	27,948
Annaly Capital Management, Inc.	10,614	180,013
Anworth Mortgage Asset Corp.	3,828	25,954
Apartment Investment & Management Co., Class A	2,436	50,255
AvalonBay Communities, Inc.	1,566	153,562
BioMed Realty Trust, Inc.	2,262	38,477
Boston Properties, Inc.	2,784	213,477
Brandywine Realty Trust	2,958	34,283
BRE Properties, Inc.	1,044	42,658
Brookfield Properties Corp.	5,046	73,823
Camden Property Trust	1,218	55,589
Capstead Mortgage Corp.	2,088	23,845
CB Richard Ellis Group, Inc., Class A *	4,524	71,615
CBL & Associates Properties, Inc.	3,306	47,243
Chimera Investment Corp.	12,354	48,675
Colonial Properties Trust	1,218	18,367
Colony Financial, Inc.	1,392	25,320
Corporate Office Properties Trust	1,044	39,578
Cousins Properties, Inc.	1,102	8,496
DCT Industrial Trust, Inc.	5,916	28,633
Developers Diversified Realty Corp.	3,601	41,195
DiamondRock Hospitality Co. *	3,692	33,745
Digital Realty Trust, Inc.	1,392	79,219
Douglas Emmett, Inc.	2,436	37,709
Duke Realty Corp.	4,350	51,678
DuPont Fabros Technology, Inc.	696	17,776
EastGroup Properties, Inc.	696	25,738
Entertainment Properties Trust	870	35,618
Equity Lifestyle Properties, Inc.	522	27,040
Equity One, Inc.	1,740	29,876
Equity Residential	5,220	235,579
Essex Property Trust, Inc.	522	54,930
Extra Space Storage, Inc.	2,958	44,488
Federal Realty Investment Trust	1,218	89,767
Forest City Enterprises, Inc., Class A *	3,132	41,530
Forestar Group, Inc. *	696	12,772
Franklin Street Properties Corp.	1,566	19,340
Hatteras Financial Corp.	1,044	28,919
HCP, Inc.	5,568	177,396
Health Care REIT, Inc.	2,262	97,447
Healthcare Realty Trust, Inc.	1,392	31,919
Highwoods Properties, Inc.	1,392	41,008
Home Properties, Inc.	696	33,846
Hospitality Properties Trust	2,436	54,810
Host Hotels & Resorts, Inc.	12,016	171,348
HRPT Properties Trust	4,350	29,188
Inland Real Estate Corp.	1,395	11,620
Investors Real Estate Trust	1,400	12,222
Jones Lang LaSalle, Inc.	782	58,353
Kilroy Realty Corp.	1,044	34,348
Kimco Realty Corp.	7,482	106,993
LaSalle Hotel Properties	1,566	35,235
Liberty Property Trust	2,088	64,331
Mack-Cali Realty Corp.	1,392	45,908
Medical Properties Trust, Inc.	1,392	13,294
MFA Financial, Inc.	5,220	38,263
Mid-America Apartment Communities, Inc.	696	38,022
National Health Investors, Inc.	870	35,827
National Retail Properties, Inc.	1,740	38,245
Nationwide Health Properties, Inc.	2,088	74,103

9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OMEGA Healthcare Investors, Inc.	1,740	34,556
Pennsylvania Real Estate Investment Trust	853	11,763
Piedmont Office Realty Trust, Inc., Class A	1,062	20,157
Plum Creek Timber Co., Inc.	3,132	109,683
Post Properties, Inc.	870	21,820
Potlatch Corp.	870	30,311
ProLogis	9,048	102,966
PS Business Parks, Inc.	522	28,141
Public Storage	2,610	241,921
Rayonier, Inc.	1,566	70,282
Realty Income Corp.	1,914	59,602
Redwood Trust, Inc.	1,914	29,074
Regency Centers Corp.	1,740	63,945
Senior Housing Properties Trust	2,436	50,766
Simon Property Group, Inc.	5,395	458,737
SL Green Realty Corp.	1,392	86,708
Sovran Self Storage, Inc.	870	31,346
Starwood Property Trust, Inc.	1,392	25,376
Sunstone Hotel Investors, Inc. *	3,480	38,384
Tanger Factory Outlet Centers, Inc.	696	28,967
Taubman Centers, Inc.	1,044	42,272
The Macerich Co.	2,402	99,347
The St. Joe Co. *	1,914	52,922
U-Store-It Trust	1,562	12,840
UDR, Inc.	2,784	56,599
Ventas, Inc.	2,958	138,878
Vornado Realty Trust	3,480	270,326
Washington Real Estate Investment Trust	1,044	30,673
Weingarten Realty Investors	2,436	50,815
		5,820,383

Retailing 4.0%

99 Cents Only Stores *	2,262	34,563
Aaron’s, Inc.	1,566	31,289
Abercrombie & Fitch Co., Class A	1,566	56,110
Advance Auto Parts, Inc.	1,740	90,062
Aeropostale, Inc. *	1,797	49,795
Amazon.com, Inc. *	5,916	742,221
American Eagle Outfitters, Inc.	3,480	45,588
AnnTaylor Stores Corp. *	2,088	45,205
AutoNation, Inc. *	1,392	27,882
AutoZone, Inc. *	522	99,639
Barnes & Noble, Inc.	1,566	31,680
Bed Bath & Beyond, Inc. *	5,046	226,414
Best Buy Co., Inc.	6,438	272,006
Big Lots, Inc. *	1,566	55,327
Blue Nile, Inc. *	522	24,482
Cabela’s, Inc. *	2,088	35,935
CarMax, Inc. *	3,828	83,182
Chico’s FAS, Inc.	3,480	42,560
Collective Brands, Inc. *	1,566	35,047
Dick’s Sporting Goods, Inc. *	1,566	44,647
Dillard’s, Inc., Class A	1,218	34,944
Dollar General Corp. *	696	21,040
Dollar Tree, Inc. *	1,740	108,907
DSW, Inc., Class A *	696	20,101
Expedia, Inc.	4,002	86,283
Family Dollar Stores, Inc.	2,436	99,243
Foot Locker, Inc.	3,132	46,698
GameStop Corp., Class A *	2,958	67,413
Genuine Parts Co.	2,958	120,124
Group 1 Automotive, Inc. *	870	24,743
Guess?, Inc.	1,044	39,662
hhgregg, Inc. *	696	20,887
HSN, Inc. *	1,044	28,136
J. Crew Group, Inc. *	1,044	47,648
J.C. Penney Co., Inc.	4,002	110,015
Jo-Ann Stores, Inc. *	522	23,845
Jos. A. Bank Clothiers, Inc. *	696	42,233
Kohl’s Corp. *	5,568	282,576
Liberty Media Corp. — Interactive, Series A *	11,658	151,204
Limited Brands, Inc.	5,220	129,769
LKQ Corp. *	2,784	51,281
Lowe’s Cos., Inc.	27,840	689,040
Lumber Liquidators Holdings, Inc. *	522	15,404
Macy’s, Inc.	8,178	181,633
Netflix, Inc. *	870	96,701
Nordstrom, Inc.	3,306	131,248
O’Reilly Automotive, Inc. *	2,610	133,162
Office Depot, Inc. *	5,394	31,285
OfficeMax, Inc. *	2,610	46,536
Penske Automotive Group, Inc. *	1,740	22,724
PetSmart, Inc.	2,436	77,367
Priceline.com, Inc. *	870	166,309
RadioShack Corp.	2,436	49,792
Rent-A-Center, Inc. *	1,566	37,929
Ross Stores, Inc.	2,436	127,646
Saks, Inc. *	2,958	27,154
Sally Beauty Holdings, Inc. *	4,002	37,659
Sears Holdings Corp. *	1,044	91,935
Signet Jewelers Ltd. *	1,566	48,624
Staples, Inc.	13,746	295,814
Target Corp.	13,050	711,617
The Buckle, Inc.	870	30,929
The Children’s Place Retail Stores, Inc. *	870	41,003
The Dress Barn, Inc. *	1,392	38,127
The Gap, Inc.	9,744	212,419
The Gymboree Corp. *	522	23,271
The Home Depot, Inc.	32,712	1,107,628
The Men’s Wearhouse, Inc.	1,044	22,697
The Sherwin-Williams Co.	1,914	146,670
The TJX Cos., Inc.	8,004	363,862
Tiffany & Co.	2,436	110,668
Tractor Supply Co.	696	47,161
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,044	26,706
Urban Outfitters, Inc. *	2,610	94,743
Williams-Sonoma, Inc.	1,914	57,190
		8,973,039

Semiconductors & Semiconductor Equipment 2.8%

Advanced Micro Devices, Inc. *	12,180	104,383
Altera Corp.	5,568	131,238
Amkor Technology, Inc. *	2,784	18,959
Analog Devices, Inc.	5,568	162,419
Applied Materials, Inc.	25,752	332,458
Atheros Communications *	1,218	41,412
Atmel Corp. *	7,830	39,972
Broadcom Corp., Class A	8,178	282,305
Cabot Microelectronics Corp. *	348	12,772
Cavium Networks, Inc. *	1,392	36,999
Cree, Inc. *	1,740	115,484
Cymer, Inc. *	696	21,068

10

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cypress Semiconductor Corp. *	3,306	37,655
Diodes, Inc. *	696	13,753
Fairchild Semiconductor International, Inc. *	3,654	36,540
FEI Co. *	1,044	21,611
FormFactor, Inc. *	1,566	20,154
Hittite Microwave Corp. *	696	31,828
Integrated Device Technology, Inc. *	4,698	27,436
Intel Corp.	106,836	2,288,427
International Rectifier Corp. *	1,392	29,176
Intersil Corp., Class A	2,262	30,107
KLA-Tencor Corp.	3,306	101,726
Lam Research Corp. *	2,436	92,227
Linear Technology Corp.	4,002	111,896
LSI Corp. *	12,354	65,847
Marvell Technology Group Ltd. *	9,570	181,639
Maxim Integrated Products, Inc.	5,916	105,068
MEMC Electronic Materials, Inc. *	4,176	47,398
Microchip Technology, Inc.	3,480	96,918
Micron Technology, Inc. *	16,356	148,676
Microsemi Corp. *	1,914	29,629
MKS Instruments, Inc. *	1,740	34,556
Monolithic Power Systems, Inc. *	522	10,017
National Semiconductor Corp.	4,350	61,117
Netlogic Microsystems, Inc. *	1,392	40,048
Novellus Systems, Inc. *	1,740	44,927
NVIDIA Corp. *	10,614	139,468
OmniVision Technologies, Inc. *	696	13,426
ON Semiconductor Corp. *	8,352	61,053
PMC-Sierra, Inc. *	4,176	33,826
Power Integrations, Inc.	870	29,563
Rambus, Inc. *	2,088	48,943
RF Micro Devices, Inc. *	6,786	32,573
Semtech Corp. *	1,740	30,641
Silicon Laboratories, Inc. *	870	39,524
Skyworks Solutions, Inc. *	3,132	49,893
Teradyne, Inc. *	3,480	38,210
Tessera Technologies, Inc. *	1,044	18,145
Texas Instruments, Inc.	24,360	594,871
TriQuint Semiconductor, Inc. *	5,220	36,644
Varian Semiconductor Equipment Associates, Inc. *	1,392	43,277
Veeco Instruments, Inc. *	1,218	46,491
Xilinx, Inc.	5,394	131,883
		6,396,276

Software & Services 7.0%

Activision Blizzard, Inc.	11,136	119,712
Acxiom Corp. *	1,740	30,293
Adobe Systems, Inc. *	10,092	323,751
Advent Software, Inc. *	696	30,095
Akamai Technologies, Inc. *	3,480	138,226
Alliance Data Systems Corp. *	1,044	73,769
ANSYS, Inc. *	1,566	68,481
AOL, Inc. *	1,972	40,682
ArcSight, Inc. *	1,044	22,613
Ariba, Inc. *	2,436	36,662
Autodesk, Inc. *	4,350	127,281
Automatic Data Processing, Inc.	9,570	391,222
Blackbaud, Inc.	1,218	27,466
Blackboard, Inc. *	696	27,868
BMC Software, Inc. *	3,480	128,795
Broadridge Financial Solutions, Inc.	2,610	49,903
CA, Inc.	8,004	162,081
CACI International, Inc., Class A *	522	24,137
Cadence Design Systems, Inc. *	5,046	33,808
Citrix Systems, Inc. *	3,480	151,763
Cognizant Technology Solutions Corp., Class A *	5,568	278,623
CommVault Systems, Inc. *	1,392	31,376
Computer Sciences Corp.	2,958	147,870
Compuware Corp. *	4,524	37,051
Concur Technologies, Inc. *	870	36,801
Convergys Corp. *	2,436	26,601
CyberSource Corp. *	1,740	44,701
DealerTrack Holdings, Inc. *	696	11,157
Digital River, Inc. *	1,218	33,544
DST Systems, Inc.	696	26,671
EarthLink, Inc.	3,306	28,398
eBay, Inc. *	21,054	450,766
Electronic Arts, Inc. *	6,264	103,419
Equinix, Inc. *	696	64,039
Euronet Worldwide, Inc. *	1,044	13,729
FactSet Research Systems, Inc.	870	59,203
Fair Isaac Corp.	1,218	28,258
Fidelity National Information Services, Inc.	6,264	172,385
Fiserv, Inc. *	3,132	148,927
Fortinet, Inc. *	696	11,359
Gartner, Inc. *	1,392	34,452
Genpact Ltd. *	2,262	38,205
Global Payments, Inc.	1,566	66,069
Google, Inc., Class A *	4,381	2,125,573
GSI Commerce, Inc. *	1,392	39,199
Hewitt Associates, Inc., Class A *	1,566	58,333
IAC/InterActiveCorp *	2,088	48,974
Informatica Corp. *	1,566	40,403
Intuit, Inc. *	5,742	205,219
j2 Global Communications, Inc. *	1,392	32,211
Jack Henry & Associates, Inc.	1,566	37,647
JDA Software Group, Inc. *	1,044	27,896
Lawson Software, Inc. *	4,176	34,431
Lender Processing Services, Inc.	1,740	59,056
ManTech International Corp., Class A *	522	24,132
MasterCard, Inc., Class A	1,914	386,188
MAXIMUS, Inc.	522	31,268
McAfee, Inc. *	2,958	94,064
Mentor Graphics Corp. *	1,566	14,376
MICROS Systems, Inc. *	1,566	53,557
Microsoft Corp.	148,596	3,833,777
MicroStrategy, Inc., Class A *	348	26,817
NetSuite, Inc. *	1,914	26,949
NeuStar, Inc., Class A *	1,392	29,775
Novell, Inc. *	6,786	39,562
Nuance Communications, Inc. *	4,176	71,138
Oracle Corp.	73,428	1,657,270
Parametric Technology Corp. *	2,088	34,410
Paychex, Inc.	6,264	178,774
Pegasystems, Inc.	870	26,022
Progress Software Corp. *	1,218	38,903
Quest Software, Inc. *	1,566	30,310
Rackspace Hosting, Inc. *	1,566	27,562
Red Hat, Inc. *	3,654	107,099
Rovi Corp. *	1,914	71,469
SAIC, Inc. *	6,317	108,589
Salesforce.com, Inc. *	2,013	174,185
Sapient Corp.	3,480	35,322
SAVVIS, Inc. *	1,740	32,634

11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Solarwinds, Inc. *	870	16,495
Solera Holdings, Inc.	1,218	42,240
Sourcefire, Inc. *	522	10,774
SRA International, Inc., Class A *	1,392	30,025
SuccessFactors, Inc. *	1,914	42,606
Sybase, Inc. *	1,566	100,741
Symantec Corp. *	15,834	224,368
Synopsys, Inc. *	2,610	55,906
Syntel, Inc.	696	23,274
Taleo Corp., Class A *	696	17,435
TeleTech Holdings, Inc. *	1,566	20,248
The Ultimate Software Group, Inc. *	522	17,858
TIBCO Software, Inc. *	3,480	39,707
TiVo, Inc. *	2,610	23,594
Total System Services, Inc.	3,828	55,889
Tyler Technologies, Inc. *	696	11,296
ValueClick, Inc. *	2,784	32,378
VeriFone Holdings, Inc. *	2,088	42,136
VeriSign, Inc. *	3,828	106,839
Visa, Inc., Class A	8,178	592,578
VMware, Inc., Class A *	696	46,082
WebMD Health Corp. *	870	39,611
Websense, Inc. *	1,566	32,761
Western Union Co.	13,398	213,832
Wright Express Corp. *	870	27,318
Yahoo!, Inc. *	25,404	389,697
		16,020,994

Technology Hardware & Equipment 8.5%

3PAR, Inc. *	2,610	27,744
ADC Telecommunications, Inc. *	4,176	34,494
ADTRAN, Inc.	1,218	33,410
Agilent Technologies, Inc. *	6,612	213,964
Amphenol Corp., Class A	3,306	140,174
Anixter International, Inc. *	696	33,060
Apple, Inc. *	17,267	4,440,382
Arris Group, Inc. *	2,610	28,632
Arrow Electronics, Inc. *	2,436	66,454
Aruba Networks, Inc. *	1,914	25,648
Avnet, Inc. *	2,958	84,954
AVX Corp.	2,436	34,031
Benchmark Electronics, Inc. *	1,740	32,155
Blue Coat Systems, Inc. *	1,044	22,415
Brightpoint, Inc. *	3,654	27,149
Brocade Communications Systems, Inc. *	7,830	42,674
Ciena Corp. *	1,740	27,092
Cisco Systems, Inc. *	110,664	2,562,978
Cogent, Inc. *	2,958	26,385
Cognex Corp.	1,566	29,895
Coherent, Inc. *	401	14,155
CommScope, Inc. *	1,740	49,068
Comtech Telecommunications Corp. *	870	25,065
Corning, Inc.	30,102	524,678
Dell, Inc. *	33,756	449,968
Diebold, Inc.	1,218	35,298
Dolby Laboratories, Inc., Class A *	1,044	68,914
EchoStar Corp., Class A *	1,566	32,933
Electronics for Imaging, Inc. *	870	9,692
EMC Corp. *	38,628	719,253
Emulex Corp. *	2,610	27,353
F5 Networks, Inc. *	1,566	110,137
FLIR Systems, Inc. *	2,958	84,273
Harris Corp.	2,436	114,273
Hewlett-Packard Co.	45,588	2,097,504
Infinera Corp. *	3,480	24,499
Ingram Micro, Inc., Class A *	2,958	50,168
InterDigital, Inc. *	1,392	36,331
Intermec, Inc. *	2,088	23,052
International Business Machines Corp.	24,882	3,116,719
IPG Photonics Corp. *	870	14,633
Itron, Inc. *	696	46,395
Jabil Circuit, Inc.	3,828	52,405
JDS Uniphase Corp. *	4,698	54,027
Juniper Networks, Inc. *	10,266	273,281
Lexmark International, Inc., Class A *	1,392	52,270
Littelfuse, Inc. *	348	12,580
Loral Space & Communications, Inc. *	348	13,899
Molex, Inc.	2,784	58,965
Motorola, Inc. *	41,238	282,480
Multi-Fineline Electronix, Inc. *	1,044	27,593
National Instruments Corp.	1,218	39,207
NCR Corp. *	2,958	39,282
NetApp, Inc. *	6,438	242,584
NETGEAR, Inc. *	696	15,806
Plantronics, Inc.	1,044	31,257
Plexus Corp. *	1,044	35,548
Polycom, Inc. *	1,566	47,027
QLogic Corp. *	2,436	44,140
QUALCOMM, Inc.	32,003	1,138,027
Riverbed Technology, Inc. *	1,218	32,557
Rofin-Sinar Technologies, Inc. *	1,218	29,074
SanDisk Corp. *	4,350	202,797
Sanmina-SCI Corp. *	1,392	21,228
ScanSource, Inc. *	1,044	26,914
Seagate Technology *	9,570	146,995
STEC, Inc. *	1,218	14,713
Sycamore Networks, Inc.	904	15,928
Synaptics, Inc. *	1,218	36,443
SYNNEX Corp. *	1,044	27,906
Tech Data Corp. *	870	35,366
Tekelec *	1,740	24,943
Tellabs, Inc.	6,786	61,074
Teradata Corp. *	3,132	100,036
Trimble Navigation Ltd. *	2,262	64,987
ViaSat, Inc. *	870	27,953
Vishay Intertechnology, Inc. *	4,176	37,793
Western Digital Corp. *	4,350	151,424
Xerox Corp.	25,234	234,929
Zebra Technologies Corp., Class A *	1,044	28,710
		19,390,199

Telecommunication Services 2.7%

AboveNet, Inc. *	522	23,939
American Tower Corp., Class A *	7,656	310,298
AT&T, Inc.	113,970	2,769,471
Atlantic Tele-Network, Inc.	522	21,825
CenturyTel, Inc.	5,742	197,123
Clearwire Corp., Class A *	4,524	36,825
Crown Castle International Corp. *	4,698	173,967
Frontier Communications Corp. *	5,742	45,649
Global Crossing Ltd. *	2,262	30,786
Leap Wireless International, Inc. *	2,088	34,097
Level 3 Communications, Inc. *	34,452	46,166
MetroPCS Communications, Inc. *	4,698	42,235
NII Holdings, Inc. *	3,306	120,570
Qwest Communications International, Inc.	25,404	133,117

12

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SBA Communications Corp., Class A *	2,262	74,714
Sprint Nextel Corp. *	54,636	280,283
Syniverse Holdings, Inc. *	1,566	30,991
Telephone & Data Systems, Inc.	1,740	57,211
tw telecom, Inc. *	2,958	51,735
United States Cellular Corp. *	696	28,891
Verizon Communications, Inc.	54,984	1,513,159
Windstream Corp.	8,352	89,116
		6,112,168

Transportation 2.0%

Alaska Air Group, Inc. *	1,044	48,755
Alexander & Baldwin, Inc.	870	28,005
Allegiant Travel Co. *	348	19,241
AMERCO *	348	19,018
AMR Corp. *	6,612	50,714
Arkansas Best Corp.	522	12,210
Atlas Air Worldwide Holdings, Inc. *	348	18,190
Avis Budget Group, Inc. *	2,088	24,743
C.H. Robinson Worldwide, Inc.	3,132	182,001
Con-way, Inc.	870	29,597
Continental Airlines, Inc., Class B *	2,784	58,742
CSX Corp.	7,482	390,935
Delta Air Lines, Inc. *	15,312	207,937
Expeditors International of Washington, Inc.	4,002	152,836
FedEx Corp.	5,568	464,872
Genesee & Wyoming, Inc., Class A *	870	31,311
Heartland Express, Inc.	1,914	29,753
Hertz Global Holdings, Inc. *	3,828	43,486
Hub Group, Inc., Class A *	1,044	31,946
J.B. Hunt Transport Services, Inc.	1,740	60,082
JetBlue Airways Corp. *	5,394	33,443
Kansas City Southern *	1,740	66,416
Kirby Corp. *	1,044	41,165
Knight Transportation, Inc.	1,740	34,591
Landstar System, Inc.	1,044	43,785
Norfolk Southern Corp.	6,960	392,962
Old Dominion Freight Line, Inc. *	1,044	37,208
Ryder System, Inc.	1,044	46,917
SkyWest, Inc.	1,914	28,069
Southwest Airlines Co.	14,268	177,494
UAL Corp. *	4,350	87,044
Union Pacific Corp.	9,570	683,585
United Parcel Service, Inc., Class B	13,398	840,858
UTI Worldwide, Inc.	2,088	30,172
Werner Enterprises, Inc.	1,392	31,376
		4,479,459

Utilities 3.6%

AGL Resources, Inc.	1,392	50,808
Allegheny Energy, Inc.	3,132	64,081
ALLETE, Inc.	870	30,032
Alliant Energy Corp.	2,088	67,108
Ameren Corp.	4,002	98,689
American Electric Power Co., Inc.	9,048	289,174
American Water Works Co., Inc.	1,740	35,392
Aqua America, Inc.	2,610	45,544
Atmos Energy Corp.	1,740	47,189
Avista Corp.	1,392	26,866
Black Hills Corp.	1,044	29,952
California Water Service Group	696	24,938
Calpine Corp. *	7,134	97,736
CenterPoint Energy, Inc.	6,960	94,795
Cleco Corp.	1,044	27,635
CMS Energy Corp.	4,176	61,304
Consolidated Edison, Inc.	5,394	229,730
Constellation Energy Group, Inc.	3,480	123,122
Dominion Resources, Inc.	11,310	440,638
DPL, Inc.	2,088	52,284
DTE Energy Co.	3,132	142,537
Duke Energy Corp.	24,534	391,563
Dynegy, Inc. *	2,610	13,650
Edison International	5,568	180,180
El Paso Electric Co. *	1,392	27,589
Energen Corp.	1,392	61,624
Entergy Corp.	3,654	274,306
EQT Corp.	2,262	88,648
Exelon Corp.	12,702	490,297
FirstEnergy Corp.	5,742	202,176
FPL Group, Inc.	7,308	364,888
Great Plains Energy, Inc.	2,436	42,752
Hawaiian Electric Industries, Inc.	1,740	38,210
IDACORP, Inc.	1,044	34,504
Integrys Energy Group, Inc.	1,392	62,946
ITC Holdings Corp.	870	45,858
MDU Resources Group, Inc.	3,132	58,568
MGE Energy, Inc.	696	24,583
Mirant Corp. *	2,784	34,577
National Fuel Gas Co.	1,218	59,195
New Jersey Resources Corp.	870	30,841
Nicor, Inc.	870	35,157
NiSource, Inc.	5,220	78,091
Northeast Utilities	3,306	85,791
Northwest Natural Gas Co.	696	30,603
NorthWestern Corp.	1,218	32,082
NRG Energy, Inc. *	5,046	117,824
NSTAR	1,914	67,201
NV Energy, Inc.	4,350	51,286
OGE Energy Corp.	1,740	63,406
ONEOK, Inc.	1,914	85,116
Ormat Technologies, Inc.	696	19,829
Pepco Holdings, Inc.	4,176	67,359
PG&E Corp.	7,134	296,061
Piedmont Natural Gas Co., Inc.	1,218	30,949
Pinnacle West Capital Corp.	1,914	67,201
PNM Resources, Inc.	2,262	27,913
Portland General Electric Co.	1,392	26,323
PPL Corp.	6,960	179,638
Progress Energy, Inc.	5,220	201,440
Public Service Enterprise Group, Inc.	9,744	298,459
Questar Corp.	3,132	140,502
RRI Energy, Inc. *	6,960	30,763
SCANA Corp.	2,088	75,774
Sempra Energy	4,350	200,100
South Jersey Industries, Inc.	696	30,547
Southern Co.	15,312	500,702
Southwest Gas Corp.	1,044	30,923
TECO Energy, Inc.	3,654	56,820
The AES Corp. *	13,398	137,597
The Empire District Electric Co.	1,392	25,390
UGI Corp.	2,088	54,580
UIL Holdings Corp.	696	17,595
Unisource Energy Corp.	1,044	32,239
Vectren Corp.	1,566	36,096
Westar Energy, Inc.	2,088	45,936
WGL Holdings, Inc.	870	29,450

13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wisconsin Energy Corp.	2,262	110,838
Xcel Energy, Inc.	8,526	174,698
		8,198,788

Total Common Stock (Cost $233,630,433)		226,549,327

Other Investment Company 0.2% of net assets

Money Fund 0.2%

State Street Institutional Liquid Reserves Fund — Institutional Class	394,447	394,447
Total Other Investment Company (Cost $394,447)		394,447

Rights 0.0% of net assets

Telecommunication Services 0.0%

Clearwire Corp. *	1,560	518
Total Rights (Cost $—)		518

End of Investments
At 05/31/10, the tax basis cost of the fund’s investments was $234,028,677 and the unrealized appreciation and depreciation were $5,941,505 and ($13,025,890), respectively, with a net unrealized depreciation of ($7,084,385).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

Security name	The Charles Schwab Corp.
Shares held at beginning of period as of October 30, 2009	—
Gross additions	18,564
Gross sales	816
Shares held at 5/31/2010	17,748
Market value at 5/31/2010	$290,002
Realized loss during the period	$(245)
Dividends received during the period	$1,744

14

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$226,549,327	$—	$—	$226,549,327
Other Investment Company(a)	394,447	—	—	394,447
Rights(a)	518	—	—	518

Total	$226,944,292	$—	$—	$226,944,292

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings
REG54093MAY10

15

Schwab Strategic Trust
Schwab U.S. Large-Cap ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)
99.6%	Common Stock	238,751,680	229,251,136
0.2%	Other Investment Company	442,893	442,893
—%	Rights	—	184
99.8%	Total Investments	239,194,573	229,694,213
0.2%	Other Assets and Liabilities, Net		529,877
100.0%	Net Assets		230,224,090

	Number	Value
Security	of Shares	($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	2,496	93,001
Ford Motor Co. *	71,755	841,686
Harley-Davidson, Inc.	5,045	152,410
Johnson Controls, Inc.	14,602	416,595
Lear Corp. *	960	64,963
The Goodyear Tire & Rubber Co. *	5,182	61,666
		1,630,321

Banks 3.1%
BB&T Corp.	14,821	448,187
BOK Financial Corp.	356	17,996
Capitol Federal Financial	534	17,088
City National Corp.	890	51,335
Comerica, Inc.	3,738	142,418
Commerce Bancshares, Inc.	1,433	53,265
Cullen/Frost Bankers, Inc.	1,246	68,380
Fifth Third Bancorp	17,266	224,285
First Horizon National Corp. *	4,866	60,582
Hudson City Bancorp, Inc.	10,371	130,778
Huntington Bancshares, Inc.	15,486	95,394
KeyCorp	19,046	152,749
M&T Bank Corp.	1,602	126,942
Marshall & Ilsley Corp.	11,392	92,845
New York Community Bancorp, Inc.	9,256	148,559
People’s United Financial, Inc.	8,191	114,428
PNC Financial Services Group, Inc.	11,214	703,679
Regions Financial Corp.	25,810	196,930
SunTrust Banks, Inc.	10,809	291,303
TFS Financial Corp.	2,005	26,546
U.S. Bancorp	41,474	993,717
Wells Fargo & Co.	106,288	3,049,403
		7,206,809

Capital Goods 7.7%
3M Co.	14,209	1,126,916
Aecom Technology Corp. *	2,182	55,379
AGCO Corp. *	1,958	56,332
Alliant Techsystems, Inc. *	712	48,978
AMETEK, Inc.	2,314	93,948
Bucyrus International, Inc.	1,602	85,803
Caterpillar, Inc.	13,532	822,204
Cummins, Inc.	3,920	266,482
Danaher Corp.	5,340	423,889
Deere & Co.	9,102	525,003
Donaldson Co., Inc.	1,471	63,474
Dover Corp.	4,094	183,780
Eaton Corp.	3,560	249,022
Emerson Electric Co.	16,416	762,359
Fastenal Co.	2,895	146,024
First Solar, Inc. *	1,068	120,000
Flowserve Corp.	1,246	118,495
Fluor Corp.	3,920	183,926
General Dynamics Corp.	6,942	471,362
General Electric Co.	231,400	3,783,390
Goodrich Corp.	2,674	185,576
Harsco Corp.	1,780	48,434
Honeywell International, Inc.	15,173	648,949
Hubbell, Inc., Class B	1,246	53,142
Illinois Tool Works, Inc.	9,256	429,756
ITT Corp.	3,920	189,258
Jacobs Engineering Group, Inc. *	2,674	111,666
Joy Global, Inc.	2,136	108,936
KBR, Inc.	3,560	78,249
L-3 Communications Holdings, Inc.	2,492	205,914
Lincoln Electric Holdings, Inc.	890	49,662
Lockheed Martin Corp.	6,632	530,029
Masco Corp.	7,840	104,664
McDermott International, Inc. *	4,988	110,634
MSC Industrial Direct Co., Class A	890	46,049
Navistar International Corp. *	1,115	60,411
Northrop Grumman Corp.	6,052	366,085
Oshkosh Corp. *	1,958	69,568
Owens Corning, Inc. *	2,357	78,559
PACCAR, Inc.	7,476	306,516
Pall Corp.	2,492	84,853
Parker Hannifin Corp.	3,560	218,798
Pentair, Inc.	2,183	75,008
Precision Castparts Corp.	3,030	353,601
Quanta Services, Inc. *	4,497	93,223
Raytheon Co.	8,370	438,672
Rockwell Automation, Inc.	3,073	164,190
Rockwell Collins, Inc.	3,382	197,306
Roper Industries, Inc.	1,958	113,603
Spirit AeroSystems Holdings, Inc., Class A *	2,183	42,525
SPX Corp.	1,072	63,355
SunPower Corp., Class A *	2,136	28,259
Textron, Inc.	5,877	121,477
The Boeing Co.	14,665	941,200
The Shaw Group, Inc. *	1,784	60,852
United Technologies Corp.	18,753	1,263,577
URS Corp. *	1,780	79,352
W.W. Grainger, Inc.	1,424	144,892
		17,853,566

Commercial & Professional Services 0.8%
Avery Dennison Corp.	2,492	85,176

1

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cintas Corp.	2,848	74,048
Copart, Inc. *	1,649	59,199
Corrections Corp. of America *	2,539	50,526
Covanta Holding Corp. *	2,848	43,945
Equifax, Inc.	2,717	82,189
FTI Consulting, Inc. *	1,068	45,668
IHS, Inc., Class A *	1,068	55,280
Iron Mountain, Inc.	4,134	101,366
Manpower, Inc.	1,606	73,410
Pitney Bowes, Inc.	4,498	101,835
R.R. Donnelley & Sons Co.	4,497	86,162
Republic Services, Inc.	6,706	195,279
Robert Half International, Inc.	3,270	82,698
Stericycle, Inc. *	1,780	104,344
The Dun & Bradstreet Corp.	1,072	78,245
Towers Watson & Co., Class A	890	40,940
Verisk Analytics, Inc., Class A *	1,849	55,932
Waste Connections, Inc. *	1,780	62,674
Waste Management, Inc.	9,977	324,352
		1,803,268

Consumer Durables & Apparel 1.1%
Coach, Inc.	6,787	279,014
D.R. Horton, Inc.	5,874	71,604
Fortune Brands, Inc.	3,208	152,220
Garmin Ltd.	2,500	83,950
Harman International Industries, Inc. *	1,424	45,995
Hasbro, Inc.	2,492	100,054
Leggett & Platt, Inc.	3,208	74,682
Lennar Corp., Class A	3,382	58,509
Mattel, Inc.	7,832	169,641
Mohawk Industries, Inc. *	1,246	69,975
Newell Rubbermaid, Inc.	5,874	97,861
NIKE, Inc., Class B	5,874	425,160
NVR, Inc. *	178	121,980
Polo Ralph Lauren Corp.	1,246	108,227
Pulte Homes, Inc. *	7,120	79,317
Stanley Black & Decker, Inc.	3,309	184,609
Toll Brothers, Inc. *	2,852	60,092
VF Corp.	1,958	151,451
Whirlpool Corp.	1,424	148,722
		2,483,063

Consumer Services 2.1%
Apollo Group, Inc., Class A *	2,678	142,363
Burger King Holdings, Inc.	1,958	37,222
Career Education Corp. *	1,293	36,204
Carnival Corp.	9,078	328,896
Chipotle Mexican Grill, Inc. *	712	101,303
Darden Restaurants, Inc.	3,026	129,815
DeVry, Inc.	1,424	81,866
Education Management Corp. *	356	7,522
H&R Block, Inc.	7,476	120,214
Hyatt Hotels Corp., Class A *	890	36,009
International Game Technology	6,408	125,405
ITT Educational Services, Inc. *	712	71,869
Las Vegas Sands Corp. *	9,442	221,698
Marriott International, Inc., Class A	6,770	226,457
McDonald’s Corp.	23,402	1,564,892
MGM MIRAGE *	5,518	68,754
Penn National Gaming, Inc. *	1,424	36,454
Royal Caribbean Cruises Ltd. *	2,852	82,708
Starbucks Corp.	16,075	416,182
Starwood Hotels & Resorts Worldwide, Inc.	3,742	173,068
Strayer Education, Inc.	356	85,440
Weight Watchers International, Inc.	712	19,523
Wendy’s/Arby’s Group, Inc., Class A	8,010	36,125
Wyndham Worldwide Corp.	3,785	89,326
Wynn Resorts Ltd.	1,602	134,376
Yum! Brands, Inc.	10,015	410,114
		4,783,805

Diversified Financials 7.4%
Affiliated Managers Group, Inc. *	1,037	74,301
American Express Co.	22,787	908,518
AmeriCredit Corp. *	1,424	30,787
Ameriprise Financial, Inc.	5,522	219,720
Bank of America Corp.	215,578	3,393,198
Bank of New York Mellon Corp.	25,856	703,283
BlackRock, Inc.	933	156,632
Capital One Financial Corp.	9,620	397,306
CIT Group, Inc. *	4,274	157,240
Citigroup, Inc. *	446,641	1,768,698
CME Group, Inc.	1,428	452,176
Discover Financial Services	11,930	160,458
E*TRADE Financial Corp. *	40,406	59,801
Eaton Vance Corp.	2,492	74,486
Federated Investors, Inc., Class B	2,183	48,484
Franklin Resources, Inc.	3,386	332,133
IntercontinentalExchange, Inc. *	1,602	186,040
Invesco Ltd.	9,303	172,664
Jefferies Group, Inc.	2,361	55,082
JPMorgan Chase & Co.	86,187	3,411,281
Legg Mason, Inc.	3,529	104,882
Leucadia National Corp. *	4,272	93,642
Moody’s Corp.	4,141	84,891
Morgan Stanley	26,890	728,988
MSCI, Inc., Class A *	2,183	64,726
Northern Trust Corp.	5,162	262,281
NYSE Euronext	5,565	159,549
Raymond James Financial, Inc.	2,183	61,713
SEI Investments Co.	3,429	72,318
SLM Corp. *	10,371	115,222
State Street Corp.	10,727	409,450
T. Rowe Price Group, Inc.	5,669	280,729
TD Ameritrade Holding Corp. *	5,209	92,356
The Charles Schwab Corp. (a)	21,044	343,859
The Goldman Sachs Group, Inc.	9,308	1,342,772
The NASDAQ OMX Group, Inc. *	3,607	67,054
		17,046,720

Energy 10.5%
Alpha Natural Resources, Inc. *	2,496	95,772
Anadarko Petroleum Corp.	10,688	559,303
Apache Corp.	7,302	653,821
Arch Coal, Inc.	3,560	76,718
Baker Hughes, Inc.	9,309	355,055
Cabot Oil & Gas Corp.	2,140	74,237
Cameron International Corp. *	5,351	193,706
Chesapeake Energy Corp.	14,062	314,145
Chevron Corp.	43,479	3,211,794
Cimarex Energy Co.	1,783	131,015
CNX Gas Corp. *	531	20,305
Cobalt International Energy, Inc. *	1,442	10,094
Concho Resources, Inc. *	1,606	83,592

2

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ConocoPhillips	28,275	1,466,342
CONSOL Energy, Inc.	4,650	169,632
Continental Resources, Inc. *	712	33,578
Denbury Resources, Inc. *	8,366	137,621
Devon Energy Corp.	9,078	579,630
Diamond Offshore Drilling, Inc.	1,471	92,820
El Paso Corp.	15,308	173,593
EOG Resources, Inc.	5,432	569,491
EXCO Resources, Inc.	3,742	64,550
Exxon Mobil Corp.	102,968	6,225,445
FMC Technologies, Inc. *	2,674	155,493
Forest Oil Corp. *	2,136	56,903
Halliburton Co.	19,406	481,851
Helmerich & Payne, Inc.	1,962	73,928
Hess Corp.	6,412	341,118
Marathon Oil Corp.	15,459	480,620
Massey Energy Co.	1,780	58,954
Murphy Oil Corp.	4,098	218,751
Nabors Industries Ltd. *	6,234	118,633
National-Oilwell Varco, Inc.	9,082	346,297
Newfield Exploration Co. *	2,852	148,475
Noble Energy, Inc.	3,742	222,612
Occidental Petroleum Corp.	17,622	1,453,991
Oceaneering International, Inc. *	1,068	49,416
Patterson-UTI Energy, Inc.	3,382	47,449
Peabody Energy Corp.	5,700	222,072
Petrohawk Energy Corp. *	6,594	126,803
Pioneer Natural Resources Co.	2,496	158,995
Plains Exploration & Production Co. *	3,073	67,913
Pride International, Inc. *	3,386	83,871
Quicksilver Resources, Inc. *	2,670	32,601
Range Resources Corp.	3,386	152,201
Rowan Cos., Inc. *	2,314	57,295
Schlumberger Ltd.	25,854	1,451,702
Smith International, Inc.	5,340	200,570
Southern Union Co.	2,314	50,376
Southwestern Energy Co. *	7,484	281,473
Spectra Energy Corp.	13,924	278,619
Sunoco, Inc.	2,492	74,436
The Williams Cos., Inc.	12,464	246,164
Tidewater, Inc.	1,068	44,653
Ultra Petroleum Corp. *	3,204	147,448
Valero Energy Corp.	12,150	226,962
Whiting Petroleum Corp. *	1,068	89,402
XTO Energy, Inc.	12,529	535,490
		24,075,796

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	9,581	558,093
CVS Caremark Corp.	30,623	1,060,474
Safeway, Inc.	8,722	193,105
SUPERVALU, Inc.	4,675	62,972
Sysco Corp.	12,765	380,525
The Kroger Co.	13,172	265,152
Wal-Mart Stores, Inc.	46,860	2,369,242
Walgreen Co.	21,538	690,078
Whole Foods Market, Inc. *	2,864	115,792
		5,695,433

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	44,718	907,328
Archer-Daniels-Midland Co.	12,785	323,077
Brown-Forman Corp., Class B	2,314	128,334
Bunge Ltd.	2,886	140,721
Campbell Soup Co.	4,632	165,872
Coca-Cola Enterprises, Inc.	6,915	180,482
ConAgra Foods, Inc.	9,659	233,555
Constellation Brands, Inc., Class A *	4,272	71,172
Dean Foods Co. *	3,784	40,300
Dr. Pepper Snapple Group, Inc.	5,091	192,745
Flowers Foods, Inc.	1,827	45,145
General Mills, Inc.	6,764	481,800
Green Mountain Coffee Roasters, Inc. *	2,670	63,146
H.J. Heinz Co.	6,804	300,601
Hansen Natural Corp. *	1,602	62,558
Hormel Foods Corp.	1,424	56,675
Kellogg Co.	5,162	275,806
Kraft Foods, Inc., Class A	34,717	992,906
Lorillard, Inc.	3,560	254,504
McCormick & Co., Inc.	2,492	96,116
Molson Coors Brewing Co., Class B	3,382	138,797
PepsiCo, Inc.	35,332	2,222,030
Philip Morris International, Inc.	41,308	1,822,509
Ralcorp Holdings, Inc. *	1,246	74,847
Reynolds American, Inc.	3,738	194,899
Sara Lee Corp.	14,287	202,447
Smithfield Foods, Inc. *	3,250	56,030
The Coca-Cola Co.	46,173	2,373,292
The Hershey Co.	3,429	160,477
The J.M. Smucker Co.	2,496	137,829
Tyson Foods, Inc., Class A	6,234	109,594
		12,505,594

Health Care Equipment & Services 4.2%
Aetna, Inc.	9,434	275,095
AmerisourceBergen Corp.	6,099	190,777
Baxter International, Inc.	13,176	556,422
Beckman Coulter, Inc.	1,471	84,494
Becton, Dickinson & Co.	4,806	342,668
Boston Scientific Corp. *	32,643	197,490
C.R. Bard, Inc.	2,136	172,952
Cardinal Health, Inc.	7,832	270,126
CareFusion Corp. *	3,956	100,561
Cerner Corp. *	1,424	119,203
CIGNA Corp.	5,874	196,603
Community Health Systems, Inc. *	1,962	76,479
Coventry Health Care, Inc. *	3,208	66,406
DaVita, Inc. *	2,136	135,486
DENTSPLY International, Inc.	3,204	103,906
Edwards Lifesciences Corp. *	2,492	125,921
Express Scripts, Inc. *	5,522	555,513
Gen-Probe, Inc. *	1,068	46,949
Henry Schein, Inc. *	1,958	110,451
Hologic, Inc. *	5,565	82,918
Hospira, Inc. *	3,560	185,334
Humana, Inc. *	3,738	172,135
IDEXX Laboratories, Inc. *	1,246	78,797
Intuitive Surgical, Inc. *	890	287,265
Inverness Medical Innovations, Inc. *	1,820	63,354
Kinetic Concepts, Inc. *	1,293	53,530
Laboratory Corp. of America Holdings *	2,361	178,515
Lincare Holdings, Inc. *	1,424	66,672
McKesson Corp.	5,817	407,190
Medco Health Solutions, Inc. *	10,324	595,179
Medtronic, Inc.	24,077	943,337
Omnicare, Inc.	2,539	63,754
Patterson Cos., Inc.	2,136	63,461

3

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Quest Diagnostics, Inc.	3,351	176,765
ResMed, Inc. *	1,602	100,750
St. Jude Medical, Inc. *	7,302	272,657
Stryker Corp.	6,594	349,680
Teleflex, Inc.	712	39,929
UnitedHealth Group, Inc.	25,205	732,709
Universal Health Services, Inc., Class B	1,962	83,150
Varian Medical Systems, Inc. *	2,670	133,740
WellPoint, Inc. *	9,976	511,769
Zimmer Holdings, Inc. *	4,639	259,459
		9,629,551

Household & Personal Products 2.7%
Alberto-Culver Co.	1,826	50,251
Avon Products, Inc.	9,147	242,304
Church & Dwight Co., Inc.	1,602	105,428
Colgate-Palmolive Co.	10,862	848,214
Energizer Holdings, Inc. *	1,424	80,015
Kimberly-Clark Corp.	9,078	551,035
Mead Johnson Nutrition Co.	4,450	219,474
The Clorox Co.	3,026	190,093
The Estee Lauder Cos., Inc., Class A	2,535	147,714
The Procter & Gamble Co.	63,582	3,884,224
		6,318,752

Insurance 4.2%
Aflac, Inc.	10,150	449,645
Alleghany Corp. *	180	52,578
Allied World Assurance Co. Holdings Ltd.	937	42,081
American Financial Group, Inc.	1,649	46,007
American International Group, Inc. *	2,492	88,167
American National Insurance Co.	356	37,124
Aon Corp.	5,209	205,599
Arch Capital Group Ltd. *	1,068	78,519
Assurant, Inc.	2,539	88,103
Assured Guaranty Ltd.	3,204	53,827
Axis Capital Holdings Ltd.	3,073	93,419
Berkshire Hathaway, Inc., Class B *	41,475	2,926,061
Brown & Brown, Inc.	2,539	49,764
Cincinnati Financial Corp.	3,251	88,395
CNA Financial Corp. *	554	14,448
Everest Re Group Ltd.	1,293	93,975
Fidelity National Financial, Inc., Class A	5,031	72,547
First American Corp.	2,539	86,402
Genworth Financial, Inc., Class A *	10,514	163,913
Hanover Insurance Group, Inc.	1,068	46,458
HCC Insurance Holdings, Inc.	2,326	58,313
Lincoln National Corp.	6,616	175,059
Loews Corp.	7,523	244,573
Markel Corp. *	182	62,890
Marsh & McLennan Cos., Inc.	11,392	248,460
MetLife, Inc.	12,607	510,458
Old Republic International Corp.	4,853	67,263
PartnerRe Ltd.	1,780	129,851
Principal Financial Group, Inc.	6,590	179,182
Prudential Financial, Inc.	10,037	579,235
Reinsurance Group of America, Inc.	1,471	69,093
RenaissanceRe Holdings Ltd.	1,424	76,982
The Allstate Corp.	11,582	354,757
The Chubb Corp.	7,480	375,795
The Hartford Financial Services Group, Inc.	8,370	209,836
The Progressive Corp.	13,753	269,421
The Travelers Cos., Inc.	11,116	549,909
Torchmark Corp.	1,780	91,723
Transatlantic Holdings, Inc.	1,471	69,181
Unum Group	7,167	165,558
Validus Holdings Ltd.	2,136	52,460
W.R. Berkley Corp.	3,026	82,489
Wesco Financial Corp.	11	3,892
White Mountains Insurance Group Ltd.	178	58,170
XL Capital Ltd., Class A	7,345	129,346
		9,590,928

Materials 3.6%
Air Products & Chemicals, Inc.	4,276	295,301
Airgas, Inc.	1,424	88,957
Albemarle Corp.	1,958	84,312
Alcoa, Inc.	22,092	257,151
Allegheny Technologies, Inc.	2,140	117,015
AptarGroup, Inc.	1,424	56,761
Ashland, Inc.	1,602	85,883
Ball Corp.	2,136	105,198
Bemis Co., Inc.	2,314	66,366
Celanese Corp., Series A	3,026	86,755
CF Industries Holdings, Inc.	1,443	98,975
Cliffs Natural Resources, Inc.	2,852	159,313
Crown Holdings, Inc. *	3,429	80,616
E.I. du Pont de Nemours & Co.	18,334	663,141
Eastman Chemical Co.	1,424	85,995
Ecolab, Inc.	5,162	243,801
FMC Corp.	1,602	97,001
Freeport-McMoRan Copper & Gold, Inc.	9,260	648,663
Huntsman Corp.	3,560	35,529
International Flavors & Fragrances, Inc.	1,780	79,210
International Paper Co.	8,544	198,477
Intrepid Potash, Inc. *	959	23,649
Martin Marietta Materials, Inc.	894	83,348
MeadWestvaco Corp.	3,208	76,671
Monsanto Co.	11,788	599,656
Nalco Holding Co.	3,026	68,569
Newmont Mining Corp.	10,324	555,638
Nucor Corp.	6,230	268,202
Owens-Illinois, Inc. *	3,560	107,975
Pactiv Corp. *	2,895	82,739
PPG Industries, Inc.	3,742	239,750
Praxair, Inc.	6,764	524,886
Reliance Steel & Aluminum Co.	1,424	65,376
Sealed Air Corp.	3,382	70,481
Sigma-Aldrich Corp.	2,314	123,290
Sonoco Products Co.	2,136	66,024
Southern Copper Corp.	4,628	136,433
Steel Dynamics, Inc.	4,628	67,893
The Dow Chemical Co.	24,742	665,807
The Lubrizol Corp.	1,424	126,124
The Mosaic Co.	3,208	148,113
The Scotts Miracle-Gro Co., Class A	894	39,720
The Valspar Corp.	1,958	61,422
United States Steel Corp.	3,026	142,857
Vulcan Materials Co.	2,496	125,998
Walter Energy, Inc.	1,137	90,198
Weyerhaeuser Co.	4,450	189,481
		8,384,720

4

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Media 3.2%
Cablevision Systems Corp., Class A	4,984	123,653
CBS Corp., Class B	12,998	189,251
Clear Channel Outdoor Holdings, Inc., Class A *	759	7,074
Comcast Corp., Class A	62,517	1,130,933
DIRECTV, Class A *	20,299	765,069
Discovery Communications, Inc., Series A *	6,052	227,918
DISH Network Corp., Class A	4,628	96,494
DreamWorks Animation SKG, Inc., Class A *	1,471	43,674
Gannett Co., Inc.	5,162	80,218
Interactive Data Corp.	712	23,176
John Wiley & Sons, Inc., Class A	1,068	42,293
Liberty Global, Inc., Series A *	5,340	137,772
Liberty Media — Starz, Series A *	1,072	56,087
News Corp., Class A	50,347	664,580
Omnicom Group, Inc.	6,764	256,694
Scripps Networks Interactive, Class A	1,780	80,420
Sirius XM Radio, Inc. *	83,482	85,986
The Interpublic Group of Cos., Inc. *	10,545	88,051
The McGraw-Hill Cos., Inc.	6,764	188,039
The Walt Disney Co.	39,052	1,305,118
The Washington Post Co., Class B	178	82,900
Time Warner Cable, Inc.	7,480	409,380
Time Warner, Inc.	25,283	783,520
Viacom, Inc., Class B *	11,570	388,868
Virgin Media, Inc.	6,277	101,436
		7,358,604

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Abbott Laboratories	33,286	1,583,082
Alexion Pharmaceuticals, Inc. *	1,962	98,159
Allergan, Inc.	6,590	396,652
Amgen, Inc. *	21,894	1,133,671
Amylin Pharmaceuticals, Inc. *	2,674	44,175
Biogen Idec, Inc. *	5,874	278,604
Bristol-Myers Squibb Co.	36,886	856,124
Celgene Corp. *	10,015	528,391
Cephalon, Inc. *	1,602	94,294
Charles River Laboratories International, Inc. *	1,424	47,761
Covance, Inc. *	1,424	75,130
Dendreon Corp. *	2,852	123,777
Eli Lilly & Co.	21,329	699,378
Endo Pharmaceuticals Holdings, Inc. *	2,183	45,712
Forest Laboratories, Inc. *	6,555	169,643
Genzyme Corp. *	5,700	277,305
Gilead Sciences, Inc. *	19,758	709,707
Human Genome Sciences, Inc. *	3,916	96,960
Illumina, Inc. *	2,686	112,919
Johnson & Johnson	60,025	3,499,458
King Pharmaceuticals, Inc. *	5,340	46,298
Life Technologies Corp. *	3,916	196,035
Merck & Co., Inc.	67,505	2,274,243
Mettler-Toledo International, Inc. *	712	81,545
Millipore Corp. *	1,246	132,338
Mylan, Inc. *	6,586	128,032
Myriad Genetics, Inc. *	2,005	36,591
OSI Pharmaceuticals, Inc. *	1,246	71,496
PerkinElmer, Inc.	2,496	56,634
Perrigo Co.	1,780	105,750
Pfizer, Inc.	174,698	2,660,651
Pharmaceutical Product Development, Inc.	2,314	62,108
Talecris Biotherapeutics Holdings Corp. *	1,068	17,707
Techne Corp.	890	53,890
Thermo Fisher Scientific, Inc. *	8,904	463,542
United Therapeutics Corp. *	1,068	54,703
Valeant Pharmaceuticals International *	1,571	73,020
Vertex Pharmaceuticals, Inc. *	4,137	143,099
Waters Corp. *	2,136	146,188
Watson Pharmaceuticals, Inc. *	2,314	102,186
		17,776,958

Real Estate 1.8%
AMB Property Corp.	3,204	83,080
Annaly Capital Management, Inc.	11,969	202,994
AvalonBay Communities, Inc.	1,780	174,547
Boston Properties, Inc.	2,999	229,963
Brookfield Properties Corp.	5,565	81,416
CB Richard Ellis Group, Inc., Class A *	5,379	85,150
Digital Realty Trust, Inc.	1,682	95,723
Equity Residential	5,935	267,846
Federal Realty Investment Trust	1,315	96,915
HCP, Inc.	6,408	204,159
Health Care REIT, Inc.	2,670	115,024
Host Hotels & Resorts, Inc.	13,677	195,034
Kimco Realty Corp.	8,765	125,339
Liberty Property Trust	2,492	76,778
Nationwide Health Properties, Inc.	2,539	90,109
Piedmont Office Realty Trust, Inc., Class A	1,246	23,649
Plum Creek Timber Co., Inc.	3,560	124,671
ProLogis	10,370	118,011
Public Storage	2,852	264,352
Rayonier, Inc.	1,784	80,066
Realty Income Corp.	2,183	67,979
Regency Centers Corp.	1,958	71,956
Simon Property Group, Inc.	6,236	530,247
SL Green Realty Corp.	1,661	103,464
The Macerich Co.	2,473	102,283
The St. Joe Co. *	1,962	54,249
Ventas, Inc.	3,382	158,785
Vornado Realty Trust	3,920	304,506
		4,128,295

Retailing 3.8%
Abercrombie & Fitch Co., Class A	1,958	70,155
Advance Auto Parts, Inc.	2,005	103,779
Amazon.com, Inc. *	7,490	939,695
American Eagle Outfitters, Inc.	3,916	51,300
AutoNation, Inc. *	1,602	32,088
AutoZone, Inc. *	712	135,907
Bed Bath & Beyond, Inc. *	5,696	255,579
Best Buy Co., Inc.	7,298	308,340
CarMax, Inc. *	4,450	96,698
Dollar General Corp. *	720	21,766
Dollar Tree, Inc. *	1,958	122,551
Expedia, Inc.	4,450	95,942
Family Dollar Stores, Inc.	2,848	116,028
GameStop Corp., Class A *	3,607	82,204
Genuine Parts Co.	3,429	139,252

5

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Guess?, Inc.	1,246	47,336
J.C. Penney Co., Inc.	4,450	122,330
Kohl’s Corp. *	6,230	316,172
Liberty Media Corp. — Interactive, Series A *	12,994	168,532
Limited Brands, Inc.	5,878	146,127
Lowe’s Cos., Inc.	31,727	785,243
Macy’s, Inc.	9,078	201,622
Netflix, Inc. *	1,068	118,708
Nordstrom, Inc.	3,707	147,168
O’Reilly Automotive, Inc. *	3,026	154,387
PetSmart, Inc.	2,717	86,292
Priceline.com, Inc. *	890	170,132
Ross Stores, Inc.	2,670	139,908
Sears Holdings Corp. *	1,068	94,048
Staples, Inc.	15,707	338,015
Target Corp.	14,774	805,626
The Gap, Inc.	11,036	240,585
The Home Depot, Inc.	36,886	1,248,960
The Sherwin-Williams Co.	2,136	163,682
The TJX Cos., Inc.	9,124	414,777
Tiffany & Co.	2,674	121,480
Urban Outfitters, Inc. *	2,851	103,491
		8,705,905

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	12,116	103,834
Altera Corp.	6,408	151,037
Analog Devices, Inc.	6,427	187,476
Applied Materials, Inc.	29,056	375,113
Broadcom Corp., Class A	9,454	326,352
Cree, Inc. *	2,005	133,072
Intel Corp.	120,688	2,585,137
KLA-Tencor Corp.	3,738	115,018
Lam Research Corp. *	2,670	101,086
Linear Technology Corp.	4,450	124,422
LSI Corp. *	14,287	76,150
Marvell Technology Group Ltd. *	10,576	200,732
Maxim Integrated Products, Inc.	6,586	116,967
MEMC Electronic Materials, Inc. *	4,849	55,036
Microchip Technology, Inc.	3,916	109,061
Micron Technology, Inc. *	18,381	167,083
National Semiconductor Corp.	5,209	73,186
NVIDIA Corp. *	12,077	158,692
ON Semiconductor Corp. *	9,434	68,963
Texas Instruments, Inc.	27,125	662,393
Varian Semiconductor Equipment Associates, Inc. *	1,602	49,806
Xilinx, Inc.	6,052	147,971
		6,088,587

Software & Services 7.1%
Activision Blizzard, Inc.	12,282	132,031
Adobe Systems, Inc. *	11,283	361,959
Akamai Technologies, Inc. *	3,778	150,062
Alliance Data Systems Corp. *	1,072	75,748
ANSYS, Inc. *	1,927	84,268
AOL, Inc. *	2,324	47,944
Autodesk, Inc. *	4,853	141,999
Automatic Data Processing, Inc.	10,858	443,875
BMC Software, Inc. *	3,963	146,671
Broadridge Financial Solutions, Inc.	2,717	51,949
CA, Inc.	9,118	184,639
Citrix Systems, Inc. *	3,920	170,951
Cognizant Technology Solutions Corp., Class A *	6,408	320,656
Computer Sciences Corp. *	3,382	169,066
DST Systems, Inc.	890	34,105
eBay, Inc. *	23,852	510,671
Electronic Arts, Inc. *	6,989	115,388
Equinix, Inc. *	890	81,889
FactSet Research Systems, Inc.	890	60,565
Fidelity National Information Services, Inc.	7,159	197,016
Fiserv, Inc. *	3,386	161,004
Genpact Ltd. *	1,571	26,534
Global Payments, Inc.	1,780	75,098
Google, Inc., Class A *	4,988	2,420,078
Hewitt Associates, Inc., Class A *	2,005	74,686
IAC/InterActiveCorp *	2,140	50,194
Intuit, Inc. *	6,230	222,660
Lender Processing Services, Inc.	2,140	72,632
MasterCard, Inc., Class A	2,136	430,981
McAfee, Inc. *	3,382	107,548
Microsoft Corp.	169,195	4,365,231
Nuance Communications, Inc. *	5,053	86,078
Oracle Corp.	82,979	1,872,836
Paychex, Inc.	6,989	199,466
Red Hat, Inc. *	4,094	119,995
Rovi Corp. *	2,175	81,214
SAIC, Inc. *	8,548	146,940
Salesforce.com, Inc. *	2,283	197,548
Sybase, Inc. *	1,780	114,507
Symantec Corp. *	17,800	252,226
Synopsys, Inc. *	3,072	65,802
Total System Services, Inc.	4,276	62,430
VeriSign, Inc. *	4,272	119,232
Visa, Inc., Class A	9,314	674,892
VMware, Inc., Class A *	1,424	94,283
Western Union Co.	14,952	238,634
Yahoo!, Inc. *	28,350	434,889
		16,249,070

Technology Hardware & Equipment 8.9%
Agilent Technologies, Inc. *	7,545	244,156
Amphenol Corp., Class A	3,742	158,661
Apple, Inc. *	19,624	5,046,508
Arrow Electronics, Inc. *	2,639	71,992
Avnet, Inc. *	3,204	92,019
Brocade Communications Systems, Inc. *	9,651	52,598
Cisco Systems, Inc. *	125,165	2,898,821
Corning, Inc.	34,030	593,143
Dell, Inc. *	37,395	498,475
Dolby Laboratories, Inc., Class A *	1,068	70,499
EMC Corp. *	44,361	826,002
F5 Networks, Inc. *	1,780	125,187
FLIR Systems, Inc. *	3,386	96,467
Harris Corp.	2,739	128,487
Hewlett-Packard Co.	51,482	2,368,687
Ingram Micro, Inc., Class A *	3,560	60,378
International Business Machines Corp.	28,171	3,528,699
Itron, Inc. *	890	59,327
Jabil Circuit, Inc.	4,272	58,484
Juniper Networks, Inc. *	11,392	303,255
Molex, Inc.	2,856	60,490
Motorola, Inc. *	46,526	318,703

6

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NCR Corp. *	3,429	45,537
NetApp, Inc. *	7,298	274,989
QUALCOMM, Inc.	36,359	1,292,926
SanDisk Corp. *	4,984	232,354
Seagate Technology *	10,858	166,779
Tellabs, Inc.	7,900	71,100
Teradata Corp. *	3,785	120,893
Trimble Navigation Ltd. *	2,539	72,946
Western Digital Corp. *	5,024	174,885
Xerox Corp.	29,420	273,900
		20,387,347

Telecommunication Services 2.9%
American Tower Corp., Class A *	8,722	353,503
AT&T, Inc.	128,903	3,132,343
CenturyTel, Inc.	6,412	220,124
Clearwire Corp., Class A *	1,467	11,941
Crown Castle International Corp. *	5,340	197,740
Frontier Communications Corp.	6,633	52,732
Level 3 Communications, Inc. *	35,455	47,510
MetroPCS Communications, Inc. *	5,383	48,393
NII Holdings, Inc. *	3,564	129,979
Qwest Communications International, Inc.	30,121	157,834
SBA Communications Corp., Class A *	2,523	83,335
Sprint Nextel Corp. *	62,331	319,758
Telephone & Data Systems, Inc.	2,005	65,924
United States Cellular Corp. *	396	16,438
Verizon Communications, Inc.	62,030	1,707,066
Windstream Corp.	9,659	103,062
		6,647,682

Transportation 1.9%
AMR Corp. *	7,438	57,049
C.H. Robinson Worldwide, Inc.	3,560	206,872
CSX Corp.	8,544	446,424
Delta Air Lines, Inc. *	17,093	232,123
Expeditors International of Washington, Inc.	4,632	176,896
FedEx Corp.	6,274	523,816
Hertz Global Holdings, Inc. *	4,094	46,508
J.B. Hunt Transport Services, Inc.	2,005	69,233
Kansas City Southern *	2,005	76,531
Norfolk Southern Corp.	8,010	452,244
Ryder System, Inc.	1,215	54,602
Southwest Airlines Co.	16,066	199,861
UAL Corp. *	3,560	71,236
Union Pacific Corp.	10,910	779,301
United Parcel Service, Inc., Class B	15,166	951,818
		4,344,514

Utilities 3.7%
AGL Resources, Inc.	1,602	58,473
Allegheny Energy, Inc.	3,607	73,799
Alliant Energy Corp.	2,361	75,883
Ameren Corp.	5,166	127,394
American Electric Power Co., Inc.	10,371	331,457
American Water Works Co., Inc.	1,958	39,826
Aqua America, Inc.	2,895	50,518
Atmos Energy Corp.	1,958	53,101
Calpine Corp. *	7,662	104,969
CenterPoint Energy, Inc.	8,033	109,409
CMS Energy Corp.	5,031	73,855
Consolidated Edison, Inc.	6,055	257,882
Constellation Energy Group, Inc.	3,916	138,548
Dominion Resources, Inc.	12,943	504,259
DPL, Inc.	2,539	63,577
DTE Energy Co.	3,607	164,155
Duke Energy Corp.	28,225	450,471
Edison International	6,454	208,851
Energen Corp.	1,602	70,921
Entergy Corp.	4,098	307,637
EQT Corp.	3,030	118,746
Exelon Corp.	14,309	552,327
FirstEnergy Corp.	6,633	233,548
FPL Group, Inc.	8,235	411,174
Integrys Energy Group, Inc.	1,602	72,442
ITC Holdings Corp.	1,068	56,294
MDU Resources Group, Inc.	3,785	70,779
Mirant Corp. *	3,204	39,794
National Fuel Gas Co.	1,424	69,206
NiSource, Inc.	5,921	88,578
Northeast Utilities	3,785	98,221
NRG Energy, Inc. *	5,522	128,939
NSTAR	2,314	81,245
NV Energy, Inc.	5,027	59,268
OGE Energy Corp.	2,148	78,273
ONEOK, Inc.	2,136	94,988
Pepco Holdings, Inc.	4,853	78,279
PG&E Corp.	8,157	338,515
Pinnacle West Capital Corp.	2,136	74,995
PPL Corp.	8,057	207,951
Progress Energy, Inc.	6,052	233,547
Public Service Enterprise Group, Inc.	11,076	339,258
Questar Corp.	3,738	167,687
SCANA Corp.	2,361	85,681
Sempra Energy	4,984	229,264
Southern Co.	17,800	582,060
TECO Energy, Inc.	4,319	67,160
The AES Corp. *	14,608	150,024
UGI Corp.	2,461	64,331
Vectren Corp.	1,780	41,029
Westar Energy, Inc.	2,314	50,908
Wisconsin Energy Corp.	2,492	122,108
Xcel Energy, Inc.	9,968	204,244
		8,555,848
Total Common Stock (Cost $238,751,680)		229,251,136

Other Investment Company 0.2% of net assets

Money Fund 0.2%
State Street Institutional Liquid Reserves Fund — Institutional Class	442,893	442,893
Total Other Investment Company (Cost $442,893)		442,893

7

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rights 0.0% of net assets

Telecommunication Services 0.0%
Clearwire Corp. *	553	184
Total Rights (Cost $—)		184

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $239,221,851 and the unrealized appreciation and depreciation were $4,238,432 and ($13,766,070), respectively, with a net unrealized appreciation of ($9,527,638).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

Security name	The Charles Schwab Corp.
Shares held at beginning of period as of October 30, 2009	—
Gross additions	21,634
Gross sales	590
Shares held at 5/31/2010	21,044
Market value at 5/31/2010	$343,859
Realized gain during the period	$704
Dividends received during the period	$1,766

8

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$229,251,136	$—	$—	$229,251,136
Other Investment Company(a)	442,893	—	—	442,893
Rights(a)	184	—	—	184

Total	$229,694,213	$—	$—	$229,694,213

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings
REG54092MAY10

9

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)
99.7%	Common Stock	87,734,116	84,708,313
0.2%	Other Investment Company	193,805	193,805
—%	Rights	—	90
99.9%	Total Investments	87,927,921	84,902,208
0.2%	Other Assets and Liabilities, Net		87,394
100.0%	Net Assets		84,989,602

	Number	Value
Security	of Shares	($)
Common Stock 99.7% of net assets

Automobiles & Components 0.1%
Lear Corp. *	748	50,617
The Goodyear Tire & Rubber Co. *	4,098	48,766
		99,383

Banks 0.1%
Hudson City Bancorp, Inc.	8,196	103,352

Capital Goods 6.4%
Aecom Technology Corp. *	1,768	44,872
AGCO Corp. *	1,541	44,335
AMETEK, Inc.	1,768	71,781
Bucyrus International, Inc.	1,292	69,199
Caterpillar, Inc.	10,594	643,691
Cummins, Inc.	3,060	208,019
Danaher Corp.	4,233	336,015
Deere & Co.	7,176	413,912
Donaldson Co., Inc.	1,292	55,750
Dover Corp.	3,173	142,436
Emerson Electric Co.	12,838	596,197
Fastenal Co.	2,312	116,617
First Solar, Inc. *	816	91,686
Flowserve Corp.	952	90,535
Fluor Corp.	3,060	143,575
Goodrich Corp.	2,108	146,295
Illinois Tool Works, Inc.	7,312	339,496
ITT Corp.	3,060	147,737
Jacobs Engineering Group, Inc. *	2,108	88,030
Joy Global, Inc.	1,700	86,700
KBR, Inc.	2,720	59,786
Lincoln Electric Holdings, Inc.	748	41,738
McDermott International, Inc. *	3,826	84,861
MSC Industrial Direct Co., Class A	748	38,701
Navistar International Corp. *	884	47,895
Oshkosh Corp. *	1,496	53,153
PACCAR, Inc.	5,866	240,506
Pall Corp.	1,972	67,147
Precision Castparts Corp.	2,380	277,746
Quanta Services, Inc. *	3,554	73,674
Rockwell Collins, Inc.	2,719	158,626
Roper Industries, Inc.	1,564	90,743
Spirit AeroSystems Holdings, Inc., Class A *	1,700	33,116
SunPower Corp., Class A *	1,677	22,187
Textron, Inc.	4,574	94,545
The Shaw Group, Inc. *	1,428	48,709
URS Corp. *	1,496	66,692
W.W. Grainger, Inc.	1,020	103,785
		5,480,488

Commercial & Professional Services 1.0%
Copart, Inc. *	1,292	46,383
Corrections Corp. of America *	1,972	39,243
Covanta Holding Corp. *	2,244	34,625
Equifax, Inc.	2,108	63,767
FTI Consulting, Inc. *	884	37,800
IHS, Inc., Class A *	816	42,236
Iron Mountain, Inc.	3,128	76,699
Manpower, Inc.	1,292	59,057
Republic Services, Inc.	5,254	152,996
Robert Half International, Inc.	2,584	65,349
Stericycle, Inc. *	1,428	83,709
The Dun & Bradstreet Corp.	884	64,523
Towers Watson & Co., Class A	748	34,408
Verisk Analytics, Inc., Class A *	1,428	43,197
Waste Connections, Inc. *	1,360	47,886
		891,878

Consumer Durables & Apparel 1.0%
Coach, Inc.	5,322	218,787
Garmin Ltd.	2,040	68,503
Harman International Industries, Inc. *	1,156	37,339
NIKE, Inc., Class B	4,574	331,066
Polo Ralph Lauren Corp.	1,020	88,597
Pulte Homes, Inc. *	5,662	63,075
		807,367

Consumer Services 2.4%
Apollo Group, Inc., Class A *	2,176	115,676
Burger King Holdings, Inc.	1,632	31,024
Career Education Corp. *	1,020	28,560
Chipotle Mexican Grill, Inc. *	544	77,400
Darden Restaurants, Inc.	2,380	102,102
DeVry, Inc.	1,020	58,640
Education Management Corp. *	408	8,621
Hyatt Hotels Corp., Class A *	612	24,762
International Game Technology	5,050	98,828
ITT Educational Services, Inc. *	612	61,775
Las Vegas Sands Corp. *	7,339	172,320
Marriott International, Inc., Class A	5,322	178,021
MGM MIRAGE *	4,234	52,756
Starbucks Corp.	12,702	328,855
Starwood Hotels & Resorts Worldwide, Inc.	2,924	135,235
Strayer Education, Inc.	204	48,960
Weight Watchers International, Inc.	680	18,646
Wendy’s/Arby’s Group, Inc., Class A	6,206	27,989

1

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wyndham Worldwide Corp.	3,060	72,216
Wynn Resorts Ltd.	1,292	108,373
Yum! Brands, Inc.	7,856	321,703
		2,072,462

Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	680	48,722
AmeriCredit Corp. *	1,156	24,993
BlackRock, Inc.	747	125,406
CIT Group, Inc. *	3,418	125,748
CME Group, Inc.	1,156	366,047
Discover Financial Services	9,261	124,560
Eaton Vance Corp.	1,972	58,943
Franklin Resources, Inc.	2,652	260,135
IntercontinentalExchange, Inc. *	1,224	142,143
Jefferies Group, Inc.	1,836	42,834
Leucadia National Corp. *	3,264	71,547
Moody’s Corp.	3,173	65,047
MSCI, Inc., Class A *	1,836	54,437
Northern Trust Corp.	4,098	208,219
SEI Investments Co.	2,652	55,931
SLM Corp. *	8,060	89,547
State Street Corp.	8,400	320,628
T. Rowe Price Group, Inc.	4,438	219,770
TD Ameritrade Holding Corp. *	4,030	71,452
The Charles Schwab Corp. (a)	16,504	269,675
The NASDAQ OMX Group, Inc. *	2,788	51,829
		2,797,613

Energy 9.5%
Alpha Natural Resources, Inc. *	2,040	78,275
Anadarko Petroleum Corp.	8,332	436,013
Arch Coal, Inc.	2,720	58,616
Baker Hughes, Inc.	7,250	276,525
Cabot Oil & Gas Corp.	1,768	61,332
Cameron International Corp. *	4,166	150,809
Chesapeake Energy Corp.	11,069	247,281
Cimarex Energy Co.	1,428	104,929
CNX Gas Corp. *	469	17,935
Cobalt International Energy, Inc. *	1,088	7,616
Concho Resources, Inc. *	1,292	67,249
CONSOL Energy, Inc.	3,734	136,216
Continental Resources, Inc. *	544	25,655
Denbury Resources, Inc. *	6,478	106,563
Diamond Offshore Drilling, Inc.	1,088	68,653
El Paso Corp.	12,022	136,329
EOG Resources, Inc.	4,302	451,022
EXCO Resources, Inc.	2,924	50,439
FMC Technologies, Inc. *	2,107	122,522
Halliburton Co.	15,236	378,310
Helmerich & Payne, Inc.	1,632	61,494
Hess Corp.	5,050	268,660
Massey Energy Co.	1,428	47,295
Murphy Oil Corp.	3,196	170,602
Nabors Industries Ltd. *	4,846	92,219
National-Oilwell Varco, Inc.	7,135	272,057
Newfield Exploration Co. *	2,244	116,823
Noble Energy, Inc.	2,969	176,626
Occidental Petroleum Corp.	13,808	1,139,298
Oceaneering International, Inc. *	884	40,903
Patterson-UTI Energy, Inc.	2,652	37,208
Peabody Energy Corp.	4,533	176,606
Petrohawk Energy Corp. *	5,118	98,419
Plains Exploration & Production Co. *	2,380	52,598
Pride International, Inc. *	2,629	65,120
Quicksilver Resources, Inc. *	2,040	24,908
Range Resources Corp.	2,652	119,207
Rowan Cos., Inc. *	1,768	43,776
Schlumberger Ltd.	20,304	1,140,070
Smith International, Inc.	4,234	159,029
Southwestern Energy Co. *	5,798	218,063
Ultra Petroleum Corp. *	2,584	118,916
Whiting Petroleum Corp. *	884	74,000
XTO Energy, Inc.	9,828	420,049
		8,116,235

Food & Staples Retailing 4.7%
Costco Wholesale Corp.	7,515	437,749
CVS Caremark Corp.	24,061	833,232
The Kroger Co.	10,390	209,151
Wal-Mart Stores, Inc.	36,831	1,862,175
Walgreen Co.	16,886	541,028
Whole Foods Market, Inc. *	2,289	92,544
		3,975,879

Food, Beverage & Tobacco 2.3%
Dean Foods Co. *	3,060	32,589
Flowers Foods, Inc.	1,428	35,286
Green Mountain Coffee Roasters, Inc. *	2,040	48,246
Hansen Natural Corp. *	1,224	47,797
PepsiCo, Inc.	27,711	1,742,745
Ralcorp Holdings, Inc. *	952	57,187
		1,963,850

Health Care Equipment & Services 8.1%
Aetna, Inc.	7,407	215,988
AmerisourceBergen Corp.	4,778	149,456
Baxter International, Inc.	10,322	435,898
Becton, Dickinson & Co.	3,758	267,945
Boston Scientific Corp. *	25,626	155,037
C.R. Bard, Inc.	1,632	132,143
CareFusion Corp. *	3,037	77,201
Cerner Corp. *	1,156	96,769
Community Health Systems, Inc. *	1,564	60,965
Coventry Health Care, Inc. *	2,493	51,605
DaVita, Inc. *	1,700	107,831
DENTSPLY International, Inc.	2,516	81,594
Edwards Lifesciences Corp. *	2,040	103,081
Express Scripts, Inc. *	4,302	432,781
Gen-Probe, Inc. *	816	35,871
Henry Schein, Inc. *	1,496	84,389
Hologic, Inc. *	4,506	67,139
Hospira, Inc. *	2,720	141,603
IDEXX Laboratories, Inc. *	1,088	68,805
Intuitive Surgical, Inc. *	680	219,484
Inverness Medical Innovations, Inc. *	1,496	52,076
Kinetic Concepts, Inc. *	1,020	42,228
Laboratory Corp. of America Holdings *	1,768	133,679
Lincare Holdings, Inc. *	1,224	57,308
McKesson Corp.	4,574	320,180
Medco Health Solutions, Inc. *	8,060	464,659
Medtronic, Inc.	18,858	738,856
Patterson Cos., Inc.	1,700	50,507
Quest Diagnostics, Inc.	2,652	139,893
ResMed, Inc. *	1,360	85,530

2

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
St. Jude Medical, Inc. *	5,662	211,419
Stryker Corp.	5,186	275,014
UnitedHealth Group, Inc.	19,787	575,208
Varian Medical Systems, Inc. *	2,085	104,438
WellPoint, Inc. *	7,788	399,524
Zimmer Holdings, Inc. *	3,690	206,382
		6,842,486

Household & Personal Products 1.5%
Avon Products, Inc.	7,244	191,894
Church & Dwight Co., Inc.	1,156	76,076
Colgate-Palmolive Co.	8,535	666,498
Energizer Holdings, Inc. *	1,156	64,956
Mead Johnson Nutrition Co.	3,486	171,929
The Estee Lauder Cos., Inc., Class A	2,040	118,871
		1,290,224

Insurance 2.8%
Berkshire Hathaway, Inc., Class B *	32,584	2,298,801
Brown & Brown, Inc.	1,972	38,651
		2,337,452

Materials 4.9%
Airgas, Inc.	1,156	72,215
Albemarle Corp.	1,541	66,355
Alcoa, Inc.	17,429	202,874
Allegheny Technologies, Inc.	1,564	85,519
AptarGroup, Inc.	1,088	43,368
Ball Corp.	1,632	80,376
Celanese Corp., Series A	2,448	70,184
CF Industries Holdings, Inc.	1,109	76,066
Cliffs Natural Resources, Inc.	2,244	125,350
Crown Holdings, Inc. *	2,720	63,947
Ecolab, Inc.	4,030	190,337
FMC Corp.	1,224	74,113
Freeport-McMoRan Copper & Gold, Inc.	7,312	512,206
Intrepid Potash, Inc. *	748	18,446
Martin Marietta Materials, Inc.	748	69,736
Monsanto Co.	9,216	468,818
Nalco Holding Co.	2,312	52,390
Newmont Mining Corp.	8,128	437,449
Nucor Corp.	4,846	208,620
Pactiv Corp. *	2,244	64,134
Praxair, Inc.	5,254	407,710
Reliance Steel & Aluminum Co.	1,088	49,950
Sigma-Aldrich Corp.	1,813	96,597
Southern Copper Corp.	3,622	106,777
Steel Dynamics, Inc.	3,690	54,132
The Lubrizol Corp.	1,156	102,387
The Mosaic Co.	2,516	116,164
United States Steel Corp.	2,448	115,570
Vulcan Materials Co.	1,904	96,114
		4,127,904

Media 3.1%
Cablevision Systems Corp., Class A	4,030	99,984
Clear Channel Outdoor Holdings, Inc., Class A *	680	6,338
Comcast Corp., Class A	49,120	888,581
DIRECTV, Class A *	15,916	599,874
Discovery Communications, Inc., Series A *	4,778	179,939
DISH Network Corp., Class A	3,622	75,519
DreamWorks Animation SKG, Inc., Class A *	1,156	34,322
John Wiley & Sons, Inc., Class A	883	34,967
Liberty Global, Inc., Series A *	4,234	109,237
Liberty Media — Starz, Series A *	884	46,251
Scripps Networks Interactive, Class A	1,428	64,517
Sirius XM Radio, Inc. *	65,690	67,661
The Interpublic Group of Cos., Inc. *	8,264	69,004
Viacom, Inc., Class B	9,148	307,464
Virgin Media, Inc.	4,982	80,509
		2,664,167

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Alexion Pharmaceuticals, Inc. *	1,496	74,845
Allergan, Inc.	5,254	316,238
Amgen, Inc. *	17,253	893,360
Amylin Pharmaceuticals, Inc. *	2,153	35,568
Biogen Idec, Inc. *	4,601	218,225
Celgene Corp. *	7,815	412,319
Cephalon, Inc. *	1,292	76,047
Charles River Laboratories International, Inc. *	1,155	38,739
Covance, Inc. *	1,088	57,403
Endo Pharmaceuticals Holdings, Inc. *	1,768	37,022
Genzyme Corp. *	4,506	219,217
Gilead Sciences, Inc. *	15,552	558,628
Human Genome Sciences, Inc. *	3,128	77,449
Illumina, Inc. *	2,108	88,620
King Pharmaceuticals, Inc. *	4,166	36,119
Life Technologies Corp. *	3,059	153,134
Mettler-Toledo International, Inc. *	544	62,304
Millipore Corp. *	952	101,112
Mylan, Inc. *	5,185	100,796
Myriad Genetics, Inc. *	1,632	29,784
OSI Pharmaceuticals, Inc. *	1,019	58,470
PerkinElmer, Inc.	1,972	44,745
Perrigo Co.	1,428	84,838
Pharmaceutical Product Development, Inc.	1,904	51,103
Talecris Biotherapeutics Holdings Corp. *	816	13,529
Techne Corp.	612	37,057
Thermo Fisher Scientific, Inc. *	6,972	362,962
United Therapeutics Corp. *	816	41,796
Valeant Pharmaceuticals International *	1,156	53,731
Vertex Pharmaceuticals, Inc. *	3,264	112,902
Waters Corp. *	1,632	111,694
Watson Pharmaceuticals, Inc. *	1,836	81,078
		4,640,834

Real Estate 1.0%
CB Richard Ellis Group, Inc., Class A *	4,234	67,024
Digital Realty Trust, Inc.	1,292	73,528
Public Storage	2,176	201,694
Simon Property Group, Inc.	4,846	412,055
Ventas, Inc.	2,652	124,511
		878,812

3

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retailing 5.9%
Abercrombie & Fitch Co., Class A	1,496	53,602
Advance Auto Parts, Inc.	1,632	84,472
Amazon.com, Inc. *	5,934	744,480
American Eagle Outfitters, Inc.	2,992	39,195
AutoZone, Inc. *	476	90,859
Bed Bath & Beyond, Inc. *	4,438	199,133
Best Buy Co., Inc.	5,775	243,994
CarMax, Inc. *	3,418	74,273
Dollar General Corp. *	612	18,501
Dollar Tree, Inc. *	1,522	95,262
Expedia, Inc.	3,554	76,624
Family Dollar Stores, Inc.	2,244	91,421
GameStop Corp., Class A *	2,788	63,539
Guess?, Inc.	1,020	38,750
Kohl’s Corp. *	4,914	249,385
Lowe’s Cos., Inc.	24,905	616,399
Netflix, Inc. *	816	90,698
Nordstrom, Inc.	2,856	113,383
O’Reilly Automotive, Inc. *	2,312	117,958
PetSmart, Inc.	2,108	66,950
Priceline.com, Inc. *	748	142,988
Ross Stores, Inc.	2,108	110,459
Sears Holdings Corp. *	816	71,857
Staples, Inc.	12,294	264,567
Target Corp.	11,681	636,965
The Sherwin-Williams Co.	1,632	125,060
The TJX Cos., Inc.	7,244	329,312
Tiffany & Co.	2,108	95,766
Urban Outfitters, Inc. *	2,244	81,457
		5,027,309

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	9,556	81,895
Altera Corp.	4,982	117,426
Applied Materials, Inc.	22,887	295,471
Broadcom Corp., Class A	7,312	252,410
Cree, Inc. *	1,632	108,316
Lam Research Corp. *	2,175	82,346
Linear Technology Corp.	3,486	97,469
LSI Corp. *	11,002	58,641
Marvell Technology Group Ltd. *	8,332	158,141
MEMC Electronic Materials, Inc. *	3,826	43,425
Micron Technology, Inc. *	14,420	131,078
NVIDIA Corp. *	9,487	124,659
ON Semiconductor Corp. *	7,312	53,451
Varian Semiconductor Equipment Associates, Inc. *	1,292	40,168
Xilinx, Inc.	4,710	115,159
		1,760,055

Software & Services 14.7%
Activision Blizzard, Inc.	9,669	103,942
Adobe Systems, Inc. *	8,944	286,923
Akamai Technologies, Inc. *	2,924	116,141
Alliance Data Systems Corp. *	952	67,268
ANSYS, Inc. *	1,564	68,394
Autodesk, Inc. *	3,826	111,949
Automatic Data Processing, Inc.	8,580	350,750
BMC Software, Inc. *	3,128	115,767
CA, Inc.	7,108	143,937
Citrix Systems, Inc. *	3,060	133,447
Cognizant Technology Solutions Corp., Class A *	4,982	249,299
DST Systems, Inc.	748	28,663
eBay, Inc. *	18,721	400,817
Electronic Arts, Inc. *	5,662	93,480
Equinix, Inc. *	680	62,567
FactSet Research Systems, Inc.	748	50,901
Fidelity National Information Services, Inc.	5,594	153,947
Fiserv, Inc. *	2,584	122,869
Genpact Ltd. *	1,768	29,862
Global Payments, Inc.	1,360	57,378
Google, Inc., Class A *	3,894	1,889,291
Hewitt Associates, Inc., Class A *	1,632	60,792
IAC/InterActiveCorp *	1,745	40,929
Intuit, Inc. *	4,959	177,235
Lender Processing Services, Inc.	1,632	55,390
MasterCard, Inc., Class A	1,700	343,009
McAfee, Inc. *	2,652	84,334
Microsoft Corp.	133,001	3,431,426
Nuance Communications, Inc. *	4,030	68,651
Oracle Corp.	65,240	1,472,467
Paychex, Inc.	5,526	157,712
Red Hat, Inc. *	3,196	93,675
Rovi Corp. *	1,836	68,556
SAIC, Inc. *	6,768	116,342
Salesforce.com, Inc. *	1,768	152,985
Sybase, Inc. *	1,360	87,489
Symantec Corp. *	14,012	198,550
Total System Services, Inc.	3,350	48,910
VeriSign, Inc. *	3,309	92,354
Visa, Inc., Class A	7,312	529,827
VMware, Inc., Class A *	1,020	67,534
Western Union Co.	11,236	179,327
Yahoo!, Inc. *	22,320	342,389
		12,507,475

Technology Hardware & Equipment 15.2%
Agilent Technologies, Inc. *	5,934	192,024
Amphenol Corp., Class A	2,924	123,978
Apple, Inc. *	15,440	3,970,550
Arrow Electronics, Inc. *	2,040	55,651
Brocade Communications Systems, Inc. *	7,584	41,333
Cisco Systems, Inc. *	98,329	2,277,300
Corning, Inc.	26,646	464,440
Dell, Inc. *	29,451	392,582
Dolby Laboratories, Inc., Class A *	884	58,353
EMC Corp. *	34,791	647,808
F5 Networks, Inc. *	1,360	95,649
FLIR Systems, Inc. *	2,582	73,561
Harris Corp.	2,221	104,187
Hewlett-Packard Co.	40,430	1,860,184
Ingram Micro, Inc., Class A *	2,788	47,284
Itron, Inc. *	680	45,329
Jabil Circuit, Inc.	3,418	46,792
Juniper Networks, Inc. *	9,012	239,899
Motorola, Inc. *	36,627	250,895
NCR Corp. *	2,720	36,122
NetApp, Inc. *	5,707	215,040
QUALCOMM, Inc.	28,680	1,019,861
SanDisk Corp. *	3,894	181,538
Seagate Technology *	8,468	130,069

4

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tellabs, Inc.	6,002	54,018
Teradata Corp. *	2,924	93,393
Trimble Navigation Ltd. *	2,040	58,609
Western Digital Corp. *	3,920	136,455
		12,912,904

Telecommunication Services 0.8%
American Tower Corp., Class A *	6,836	277,063
Clearwire Corp., Class A *	1,224	9,963
Crown Castle International Corp. *	4,234	156,785
MetroPCS Communications, Inc. *	4,234	38,064
NII Holdings, Inc. *	2,788	101,679
SBA Communications Corp., Class A *	1,972	65,135
		648,689

Transportation 2.5%
AMR Corp. *	5,662	43,428
C.H. Robinson Worldwide, Inc.	2,833	164,626
CSX Corp.	6,700	350,075
Delta Air Lines, Inc. *	13,400	181,972
Expeditors International of Washington, Inc.	3,622	138,324
FedEx Corp.	4,914	410,270
Hertz Global Holdings, Inc. *	3,128	35,534
J.B. Hunt Transport Services, Inc.	1,632	56,353
Kansas City Southern *	1,632	62,293
UAL Corp. *	2,856	57,149
Union Pacific Corp.	8,603	614,512
		2,114,536

Utilities 0.8%
Calpine Corp. *	5,934	81,296
EQT Corp.	2,448	95,937
ITC Holdings Corp.	843	44,435
NRG Energy, Inc. *	4,370	102,039
ONEOK, Inc.	1,700	75,599
Questar Corp.	2,924	131,171
The AES Corp. *	11,342	116,482
		646,959

Total Common Stock (Cost $87,734,116)		84,708,313

Other Investment Company 0.2% of net assets

Money Fund 0.2%
State Street Institutional Liquid Reserves Fund — Institutional Class	193,805	193,805
Total Other Investment Company (Cost $193,805)		193,805

Rights 0.0% of net assets

Telecommunication Services 0.0%
Clearwire Corp. *	270	90
Total Rights (Cost $—)		90

End of Investments
At 05/31/10, the tax basis cost of the fund’s investments was $87,946,710 and the unrealized appreciation and depreciation were $2,723,084 and ($5,767,586), respectively, with a net unrealized depreciation of ($3,044,502).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

Security name	The Charles Schwab Corp.
Shares held at beginning of period as of December 9, 2009	—
Gross additions	17,716
Gross sales	1,212
Shares held at 5/31/2010	16,504
Market value at 5/31/2010	$269,675
Realized gain during the period	$267
Dividends received during the period	$1,604

5

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$84,708,313	$—	$—	$84,708,313
Other Investment Company(a)	193,805	—	—	193,805
Rights(a)	90	—	—	90

Total	$84,902,208	$—	$—	$84,902,208

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings
REG56689MAY10

6

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)
99.4%	Common Stock	59,498,591	57,184,344
0.3%	Other Investment Company	169,326	169,326
99.7%	Total Investments	59,667,917	57,353,670
0.3%	Other Assets and Liabilities, Net		181,599
100.0%	Net Assets		57,535,269

	Number	Value
Security	of Shares	($)
Common Stock 99.4% of net assets

Automobiles & Components 1.2%
BorgWarner, Inc. *	1,175	43,781
Ford Motor Co. *	33,736	395,723
Harley-Davidson, Inc.	2,368	71,537
Johnson Controls, Inc.	6,821	194,603
		705,644

Banks 5.8%
BB&T Corp.	6,952	210,228
BOK Financial Corp.	282	14,255
Capitol Federal Financial	235	7,520
City National Corp.	423	24,399
Comerica, Inc.	1,759	67,018
Commerce Bancshares, Inc.	660	24,532
Cullen/Frost Bankers, Inc.	564	30,952
Fifth Third Bancorp	8,098	105,193
First Horizon National Corp. *	2,265	28,199
Huntington Bancshares, Inc.	7,281	44,851
KeyCorp	8,944	71,731
M&T Bank Corp.	707	56,023
Marshall & Ilsley Corp.	5,336	43,488
New York Community Bancorp, Inc.	4,333	69,545
People’s United Financial, Inc.	3,818	53,337
PNC Financial Services Group, Inc.	5,290	331,948
Regions Financial Corp.	12,100	92,323
SunTrust Banks, Inc.	5,083	136,987
TFS Financial Corp.	940	12,446
U.S. Bancorp	19,475	466,621
Wells Fargo & Co.	50,109	1,437,627
		3,329,223

Capital Goods 8.9%
3M Co.	6,672	529,156
Alliant Techsystems, Inc. *	331	22,769
Eaton Corp.	1,709	119,544
General Dynamics Corp.	3,281	222,780
General Electric Co.	109,041	1,782,820
Harsco Corp.	799	21,741
Honeywell International, Inc.	7,101	303,710
Hubbell, Inc., Class B	564	24,055
L-3 Communications Holdings, Inc.	1,175	97,090
Lockheed Martin Corp.	3,138	250,789
Masco Corp.	3,657	48,821
Northrop Grumman Corp.	2,858	172,880
Owens Corning, Inc. *	1,128	37,596
Parker Hannifin Corp.	1,663	102,208
Pentair, Inc.	989	33,982
Raytheon Co.	3,912	205,028
Rockwell Automation, Inc.	1,434	76,619
SPX Corp.	497	29,373
The Boeing Co.	6,905	443,163
United Technologies Corp.	8,836	595,370
		5,119,494

Commercial & Professional Services 0.5%
Avery Dennison Corp.	1,128	38,555
Cintas Corp.	1,334	34,684
Pitney Bowes, Inc.	2,088	47,272
R.R. Donnelley & Sons Co.	2,086	39,968
Waste Management, Inc.	4,666	151,692
		312,171

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	2,809	34,242
Fortune Brands, Inc.	1,524	72,314
Hasbro, Inc.	1,289	51,753
Leggett & Platt, Inc.	1,571	36,573
Lennar Corp., Class A	1,616	27,957
Mattel, Inc.	3,657	79,211
Mohawk Industries, Inc. *	564	31,674
Newell Rubbermaid, Inc.	2,819	46,964
NVR, Inc. *	93	63,731
Stanley Black & Decker, Inc.	1,591	88,762
Toll Brothers, Inc. *	1,381	29,098
VF Corp.	895	69,228
Whirlpool Corp.	752	78,539
		710,046

Consumer Services 1.7%
Carnival Corp.	4,237	153,506
H&R Block, Inc.	3,420	54,994
McDonald’s Corp.	11,005	735,904
Penn National Gaming, Inc. *	658	16,845
Royal Caribbean Cruises Ltd. *	1,383	40,107
		1,001,356

Diversified Financials 11.1%
American Express Co.	10,719	427,367
Ameriprise Financial, Inc.	2,603	103,573
Bank of America Corp.	101,572	1,598,743
Bank of New York Mellon Corp.	12,194	331,677
Capital One Financial Corp.	4,566	188,576
Citigroup, Inc. *	210,096	831,980
E*TRADE Financial Corp. *	19,005	28,127
Federated Investors, Inc., Class B	1,036	23,010
Invesco Ltd.	4,384	81,367
JPMorgan Chase & Co.	40,638	1,608,452

1

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Legg Mason, Inc.	1,618	48,087
Morgan Stanley	12,617	342,047
NYSE Euronext	2,603	74,628
Raymond James Financial, Inc.	987	27,902
The Goldman Sachs Group, Inc.	4,472	645,131
		6,360,667

Energy 11.3%
Apache Corp.	3,419	306,137
Chevron Corp.	20,525	1,516,182
ConocoPhillips	13,275	688,442
Devon Energy Corp.	4,286	273,661
Exxon Mobil Corp.	48,539	2,934,668
Forest Oil Corp. *	1,034	27,546
Marathon Oil Corp.	7,234	224,905
Pioneer Natural Resources Co.	1,175	74,848
Southern Union Co.	1,034	22,510
Spectra Energy Corp.	6,511	130,285
Sunoco, Inc.	1,175	35,097
The Williams Cos., Inc.	5,863	115,794
Tidewater, Inc.	517	21,616
Valero Energy Corp.	5,759	107,578
		6,479,269

Food & Staples Retailing 0.5%
Safeway, Inc.	4,149	91,859
SUPERVALU, Inc.	2,133	28,731
Sysco Corp.	5,994	178,681
		299,271

Food, Beverage & Tobacco 8.2%
Altria Group, Inc.	21,025	426,597
Archer-Daniels-Midland Co.	5,994	151,468
Brown-Forman Corp., Class B	1,119	62,060
Bunge Ltd.	1,387	67,630
Campbell Soup Co.	2,182	78,137
Coca-Cola Enterprises, Inc.	3,234	84,407
ConAgra Foods, Inc.	4,566	110,406
Constellation Brands, Inc., Class A *	1,992	33,187
Dr. Pepper Snapple Group, Inc.	2,368	89,652
General Mills, Inc.	3,163	225,300
H.J. Heinz Co.	3,187	140,802
Hormel Foods Corp.	707	28,139
Kellogg Co.	2,417	129,140
Kraft Foods, Inc., Class A	16,337	467,238
Lorillard, Inc.	1,638	117,101
McCormick & Co., Inc.	1,177	45,397
Molson Coors Brewing Co., Class B	1,616	66,321
Philip Morris International, Inc.	19,430	857,252
Reynolds American, Inc.	1,712	89,264
Sara Lee Corp.	6,717	95,180
Smithfield Foods, Inc. *	1,571	27,084
The Coca-Cola Co.	21,730	1,116,922
The Hershey Co.	1,618	75,722
The J.M. Smucker Co.	1,180	65,160
Tyson Foods, Inc., Class A	2,950	51,861
		4,701,427

Health Care Equipment & Services 0.7%
Beckman Coulter, Inc.	705	40,495
Cardinal Health, Inc.	3,683	127,027
CIGNA Corp.	2,762	92,444
Humana, Inc. *	1,710	78,746
Omnicare, Inc.	1,175	29,504
Teleflex, Inc.	402	22,544
Universal Health Services, Inc., Class B	942	39,922
		430,682

Household & Personal Products 3.8%
Alberto-Culver Co.	893	24,575
Kimberly-Clark Corp.	4,239	257,307
The Clorox Co.	1,430	89,833
The Procter & Gamble Co.	29,967	1,830,684
		2,202,399

Insurance 5.4%
Aflac, Inc.	4,754	210,602
Alleghany Corp. *	95	27,750
Allied World Assurance Co. Holdings Ltd.	386	17,335
American Financial Group, Inc.	799	22,292
American International Group, Inc. *	1,175	41,572
American National Insurance Co.	187	19,500
Aon Corp.	2,462	97,175
Arch Capital Group Ltd. *	517	38,010
Assurant, Inc.	1,175	40,773
Assured Guaranty Ltd.	1,475	24,780
Axis Capital Holdings Ltd.	1,475	44,840
Cincinnati Financial Corp.	1,569	42,661
CNA Financial Corp. *	282	7,355
Everest Re Group Ltd.	574	41,718
Fidelity National Financial, Inc., Class A	2,321	33,469
First American Corp.	1,250	42,537
Genworth Financial, Inc., Class A *	4,970	77,482
Hanover Insurance Group, Inc.	519	22,577
HCC Insurance Holdings, Inc.	1,128	28,279
Lincoln National Corp.	3,093	81,841
Loews Corp.	3,561	115,768
Markel Corp. *	96	33,173
Marsh & McLennan Cos., Inc.	5,336	116,378
MetLife, Inc.	5,900	238,891
Old Republic International Corp.	2,274	31,518
PartnerRe Ltd.	845	61,643
Principal Financial Group, Inc.	3,044	82,766
Prudential Financial, Inc.	4,709	271,756
Reinsurance Group of America, Inc.	752	35,321
RenaissanceRe Holdings Ltd.	613	33,139
The Allstate Corp.	5,477	167,761
The Chubb Corp.	3,471	174,383
The Hartford Financial Services Group, Inc.	3,937	98,701
The Progressive Corp.	6,464	126,630
The Travelers Cos., Inc.	5,252	259,816
Torchmark Corp.	846	43,594
Transatlantic Holdings, Inc.	658	30,946
Unum Group	3,373	77,916
Validus Holdings Ltd.	940	23,086
W.R. Berkley Corp.	1,430	38,982
Wesco Financial Corp.	13	4,600
White Mountains Insurance Group Ltd.	94	30,719
XL Capital Ltd., Class A	3,467	61,054
		3,121,089

2

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Materials 2.5%
Air Products & Chemicals, Inc.	2,013	139,018
Ashland, Inc.	705	37,795
Bemis Co., Inc.	1,081	31,003
E.I. du Pont de Nemours & Co.	8,617	311,677
Eastman Chemical Co.	705	42,575
Huntsman Corp.	1,710	17,066
International Flavors & Fragrances, Inc.	799	35,555
International Paper Co.	4,051	94,105
MeadWestvaco Corp.	1,522	36,376
Owens-Illinois, Inc. *	1,710	51,864
PPG Industries, Inc.	1,687	108,086
Sealed Air Corp.	1,616	33,677
Sonoco Products Co.	989	30,570
The Dow Chemical Co.	11,659	313,744
The Scotts Miracle-Gro Co., Class A	470	20,882
The Valspar Corp.	940	29,488
Walter Energy, Inc.	537	42,600
Weyerhaeuser Co.	2,133	90,823
		1,466,904

Media 3.3%
CBS Corp., Class B	6,088	88,641
Gannett Co., Inc.	2,415	37,529
Interactive Data Corp.	423	13,769
News Corp., Class A	23,646	312,127
Omnicom Group, Inc.	3,185	120,871
The McGraw-Hill Cos., Inc.	3,185	88,543
The Walt Disney Co.	18,376	614,126
The Washington Post Co., Class B	93	43,313
Time Warner Cable, Inc.	3,599	196,973
Time Warner, Inc.	11,922	369,463
		1,885,355

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Abbott Laboratories	15,753	749,213
Bristol-Myers Squibb Co.	17,305	401,649
Dendreon Corp. *	1,336	57,982
Eli Lilly & Co.	9,996	327,769
Forest Laboratories, Inc. *	3,091	79,995
Johnson & Johnson	28,294	1,649,540
Merck & Co., Inc.	31,791	1,071,039
Pfizer, Inc.	82,317	1,253,688
		5,590,875

Real Estate 2.5%
AMB Property Corp.	1,656	42,940
Annaly Capital Management, Inc.	5,626	95,417
AvalonBay Communities, Inc.	832	81,586
Boston Properties, Inc.	1,428	109,499
Brookfield Properties Corp.	2,603	38,082
Equity Residential	2,809	126,770
Federal Realty Investment Trust	613	45,178
HCP, Inc.	2,997	95,484
Health Care REIT, Inc.	1,222	52,644
Host Hotels & Resorts, Inc.	6,445	91,906
Kimco Realty Corp.	4,098	58,601
Liberty Property Trust	1,130	34,815
Nationwide Health Properties, Inc.	1,203	42,694
Piedmont Office Realty Trust, Inc., Class A	564	10,705
Plum Creek Timber Co., Inc.	1,663	58,238
ProLogis	4,811	54,749
Rayonier, Inc.	799	35,859
Realty Income Corp.	1,034	32,199
Regency Centers Corp.	921	33,847
SL Green Realty Corp.	785	48,898
The Macerich Co.	1,288	53,272
The St. Joe Co. *	940	25,991
Vornado Realty Trust	1,851	143,786
		1,413,160

Retailing 1.9%
AutoNation, Inc. *	752	15,062
Genuine Parts Co.	1,618	65,707
J.C. Penney Co., Inc.	2,088	57,399
Liberty Media Corp. — Interactive, Series A *	6,041	78,352
Limited Brands, Inc.	2,809	69,832
Macy’s, Inc.	4,284	95,148
The Gap, Inc.	5,179	112,902
The Home Depot, Inc.	17,305	585,947
		1,080,349

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	3,044	88,794
Intel Corp.	56,879	1,218,348
KLA-Tencor Corp.	1,757	54,063
Maxim Integrated Products, Inc.	3,091	54,896
Microchip Technology, Inc.	1,853	51,606
National Semiconductor Corp.	2,415	33,931
Texas Instruments, Inc.	12,758	311,550
		1,813,188

Software & Services 0.3%
AOL, Inc. *	1,104	22,776
Broadridge Financial Solutions, Inc.	1,269	24,263
Computer Sciences Corp.	1,571	78,534
Synopsys, Inc. *	1,485	31,809
		157,382

Technology Hardware & Equipment 3.2%
Avnet, Inc. *	1,522	43,712
International Business Machines Corp.	13,274	1,662,701
Molex, Inc.	1,336	28,296
Xerox Corp.	13,812	128,590
		1,863,299

Telecommunication Services 4.8%
AT&T, Inc.	60,740	1,475,982
CenturyTel, Inc.	2,999	102,956
Frontier Communications Corp.	3,148	25,027
Level 3 Communications, Inc. *	16,431	22,017
Qwest Communications International, Inc.	14,186	74,335
Sprint Nextel Corp. *	29,354	150,586
Telephone & Data Systems, Inc.	942	30,973
United States Cellular Corp. *	141	5,853
Verizon Communications, Inc.	29,170	802,758
Windstream Corp.	4,472	47,716
		2,738,203

3

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transportation 1.4%
Norfolk Southern Corp.	3,743	211,330
Ryder System, Inc.	517	23,234
Southwest Airlines Co.	7,563	94,084
United Parcel Service, Inc., Class B	7,140	448,106
		776,754

Utilities 6.3%
AGL Resources, Inc.	754	27,521
Allegheny Energy, Inc.	1,710	34,987
Alliant Energy Corp.	1,128	36,254
Ameren Corp.	2,417	59,603
American Electric Power Co., Inc.	4,848	154,942
American Water Works Co., Inc.	895	18,204
Aqua America, Inc.	1,381	24,098
Atmos Energy Corp.	940	25,493
CenterPoint Energy, Inc.	3,726	50,748
CMS Energy Corp.	2,321	34,072
Consolidated Edison, Inc.	2,866	122,063
Constellation Energy Group, Inc.	1,851	65,488
Dominion Resources, Inc.	6,096	237,500
DPL, Inc.	1,222	30,599
DTE Energy Co.	1,665	75,774
Duke Energy Corp.	13,275	211,869
Edison International	3,044	98,504
Energen Corp.	707	31,299
Entergy Corp.	1,926	144,585
Exelon Corp.	6,717	259,276
FirstEnergy Corp.	3,093	108,905
FPL Group, Inc.	3,871	193,279
Integrys Energy Group, Inc.	754	34,096
MDU Resources Group, Inc.	1,767	33,043
Mirant Corp. *	1,475	18,319
National Fuel Gas Co.	707	34,360
NiSource, Inc.	2,809	42,023
Northeast Utilities	1,757	45,594
NSTAR	1,083	38,024
NV Energy, Inc.	2,368	27,919
OGE Energy Corp.	987	35,966
Pepco Holdings, Inc.	2,227	35,922
PG&E Corp.	3,751	155,666
Pinnacle West Capital Corp.	1,034	36,304
PPL Corp.	3,796	97,975
Progress Energy, Inc.	2,856	110,213
Public Service Enterprise Group, Inc.	5,177	158,572
SCANA Corp.	1,128	40,935
Sempra Energy	2,321	106,766
Southern Co.	8,380	274,026
TECO Energy, Inc.	2,041	31,738
UGI Corp.	1,083	28,310
Vectren Corp.	801	18,463
Westar Energy, Inc.	1,081	23,782
Wisconsin Energy Corp.	1,175	57,575
Xcel Energy, Inc.	4,660	95,483
		3,626,137
Total Common Stock (Cost $59,498,591)		57,184,344

Other Investment Company 0.3% of net assets

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund — Institutional Class	169,326	169,326
Total Other Investment Company (Cost $169,326)		169,326

End of Investments
At 5/31/10, the tax basis cost of the fund’s investments was $59,672,094 and the unrealized appreciation and depreciation were $624,627 and ($2,943,051), respectively, with a net unrealized depreciation of ($2,318,424).

*	Non-income producing security.

4

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$57,184,344	$—	$—	$57,184,344
Other Investment Company(a)	169,326	—	—	169,326

Total	$57,353,670	$—	$—	$57,353,670

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings
REG56690MAY10

5

Schwab Strategic Trust
Schwab U.S. Small-Cap ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)
99.9%	Common Stock	190,207,092	188,651,289
—%	Other Investment Company	54,605	54,605
—%	Rights	—	304
99.9%	Total Investments	190,261,697	188,706,198
0.1%	Other Assets and Liabilities, Net		199,469
100.0%	Net Assets		188,905,667

	Number	Value
Security	of Shares	($)
Common Stock 99.9% of net assets
Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	8,596	77,106
ArvinMeritor, Inc. *	12,142	176,545
Cooper Tire & Rubber Co.	8,556	161,794
Dana Holding Corp. *	19,692	213,855
Dorman Products, Inc. *	1,781	40,322
Drew Industries, Inc. *	2,779	60,971
Exide Technologies *	7,280	31,013
Federal-Mogul Corp. *	3,410	58,857
Fuel Systems Solutions, Inc. *	1,966	52,551
Gentex Corp.	19,555	384,843
Modine Manufacturing Co. *	6,507	75,611
Superior Industries International, Inc.	3,071	45,451
Tenneco, Inc. *	8,446	187,163
Thor Industries, Inc.	5,314	154,956
TRW Automotive Holdings Corp. *	11,289	339,573
WABCO Holdings, Inc. *	8,999	273,570
Winnebago Industries, Inc. *	4,071	49,381
		2,383,562

Banks 7.6%
1st Source Corp.	1,995	38,364
Arrow Financial Corp.	1,518	38,679
Associated Banc-Corp	23,598	316,921
Astoria Financial Corp.	12,489	185,836
BancFirst Corp.	995	39,492
BancorpSouth, Inc.	10,966	212,631
Bank Mutual Corp.	6,636	42,603
Bank of Hawaii Corp.	6,728	323,146
Bank of the Ozarks, Inc.	1,779	62,781
BankFinancial Corp.	2,794	23,833
Beneficial Mutual Bancorp, Inc. *	5,175	53,354
Berkshire Hills Bancorp, Inc.	1,995	36,389
Boston Private Financial Holdings, Inc.	9,585	70,162
Brookline Bancorp, Inc.	8,308	82,748
Camden National Corp.	967	30,364
Capital City Bank Group, Inc.	1,794	26,928
CapitalSource, Inc.	36,977	167,876
Cardinal Financial Corp.	4,007	42,073
Cathay General Bancorp	10,826	119,303
Centerstate Banks, Inc.	3,322	38,436
Chemical Financial Corp.	3,557	86,151
Citizens Republic Bancorp, Inc. *	55,342	60,876
City Holding Co.	2,271	72,876
Clifton Savings Bancorp, Inc.	1,518	13,358
CoBiz Financial, Inc.	5,202	34,489
Columbia Banking System, Inc.	3,960	88,427
Community Bank System, Inc.	4,623	105,636
Community Trust Bancorp, Inc.	1,966	52,728
CVB Financial Corp.	13,318	132,248
Danvers Bancorp, Inc.	2,685	42,504
Dime Community Bancshares	4,375	55,825
Doral Financial Corp. *	1,246	3,987
East West Bancorp, Inc.	15,598	265,166
ESSA Bancorp, Inc.	1,794	22,497
F.N.B. Corp.	16,174	132,465
Fannie Mae *	157,210	154,066
First Bancorp	2,380	38,413
First BanCorp Puerto Rico	11,273	14,993
First Busey Corp.	8,164	38,289
First Citizens BancShares, Inc., Class A	828	165,600
First Commonwealth Financial Corp.	11,137	58,247
First Community Bancshares, Inc.	2,271	36,472
First Financial Bancorp	8,053	128,002
First Financial Bankshares, Inc.	2,769	138,948
First Financial Corp.	1,581	44,821
First Financial Holdings, Inc.	2,380	33,368
First Financial Northwest, Inc.	2,104	10,120
First Interstate BancSystem, Inc.	1,194	18,806
First Merchants Corp.	3,564	30,757
First Midwest Bancorp, Inc.	10,126	140,448
First Niagara Financial Group, Inc.	28,858	381,214
FirstMerit Corp.	14,565	271,492
Flagstar Bancorp, Inc. *	5,583	28,362
Flushing Financial Corp.	4,100	55,514
Freddie Mac *	91,596	113,579
Fulton Financial Corp.	27,916	277,764
Glacier Bancorp, Inc.	9,920	157,331
Great Southern Bancorp, Inc.	1,269	31,332
Hancock Holding Co.	4,504	172,188
Heartland Financial USA, Inc.	1,995	35,671
Home Bancshares, Inc.	3,549	83,674
Hudson Valley Holding Corp.	1,703	40,736
IBERIABANK Corp.	3,680	202,142
Independent Bank Corp.	2,961	71,715
International Bancshares Corp.	7,618	150,455
Investors Bancorp, Inc. *	6,618	90,402
Kearny Financial Corp.	2,961	26,027
Lakeland Financial Corp.	1,996	40,319
MB Financial, Inc.	7,168	156,621
Meridian Interstate Bancorp, Inc. *	1,518	17,396
MGIC Investment Corp. *	17,699	165,663
Nara Bancorp, Inc. *	4,760	36,319
National Penn Bancshares, Inc.	17,865	124,876
NBT Bancorp, Inc.	4,790	105,140
NewAlliance Bancshares, Inc.	14,179	166,887
Northfield Bancorp, Inc.	2,932	42,631
Northwest Bancshares, Inc.	6,326	73,571
Ocwen Financial Corp. *	10,519	127,911

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Old National Bancorp	12,379	142,111
Oriental Financial Group, Inc.	4,486	61,368
Oritani Financial Corp.	1,582	23,081
Orrstown Financial Services, Inc.	983	24,005
PacWest Bancorp	4,233	88,216
Park National Corp.	1,655	107,078
Pinnacle Financial Partners, Inc. *	4,623	63,196
Popular, Inc. *	90,735	274,927
PrivateBancorp, Inc.	10,136	134,302
Prosperity Bancshares, Inc.	6,589	237,468
Provident Financial Services, Inc.	8,004	98,929
Provident New York Bancorp	5,257	47,786
Radian Group, Inc.	18,372	188,864
Renasant Corp.	2,961	42,490
Republic Bancorp, Inc., Class A	1,443	33,405
Rockville Financial, Inc.	1,133	13,664
Roma Financial Corp.	1,104	12,751
S&T Bancorp, Inc.	3,824	82,484
S.Y. Bancorp, Inc.	1,657	38,840
Sandy Spring Bancorp, Inc.	2,271	35,155
Santander BanCorp *	739	8,240
SCBT Financial Corp.	1,717	61,451
Signature Bank *	5,727	216,710
Simmons First National Corp., Class A	2,133	56,226
Southside Bancshares, Inc.	2,245	45,461
StellarOne Corp.	3,209	44,156
Sterling Bancorp	3,645	34,883
Sterling Bancshares, Inc.	14,703	78,661
Suffolk Bancorp	1,380	43,498
Susquehanna Bancshares, Inc.	17,515	153,607
SVB Financial Group *	5,775	259,066
Synovus Financial Corp.	60,132	177,991
TCF Financial Corp.	18,679	301,479
Texas Capital Bancshares, Inc. *	5,066	92,556
The PMI Group, Inc. *	22,676	106,350
Tompkins Financial Corp.	1,172	46,669
TowneBank	3,548	51,694
TriCo Bancshares	2,104	38,482
TrustCo Bank Corp.	10,707	66,705
Trustmark Corp.	7,894	176,589
UMB Financial Corp.	4,761	185,441
Umpqua Holdings Corp.	15,991	200,847
Union First Market Bankshares Corp.	2,975	46,350
United Bankshares, Inc.	6,066	163,297
United Community Banks, Inc. *	13,373	61,984
United Financial Bancorp, Inc.	2,133	28,923
Univest Corp. of Pennsylvania	2,380	45,839
Valley National Bancorp	22,991	332,457
ViewPoint Financial Group	1,519	24,122
Washington Federal, Inc.	15,899	274,735
Washington Trust Bancorp, Inc.	1,967	35,898
Webster Financial Corp.	10,000	191,500
WesBanco, Inc.	3,547	66,755
Westamerica Bancorp	4,100	228,247
Western Alliance Bancorp *	9,522	76,652
Westfield Financial, Inc.	3,941	33,538
Whitney Holding Corp.	13,589	161,030
Wilmington Trust Corp.	12,445	187,671
Wilshire Bancorp, Inc.	3,185	32,423
Wintrust Financial Corp.	4,229	150,806
WSFS Financial Corp.	995	40,128
Zions Bancorp	19,556	468,366
		14,267,037

Capital Goods 9.9%
3D Systems Corp. *	2,637	36,285
A.O. Smith Corp.	3,485	162,471
A123 Systems, Inc. *	10,333	94,030
AAON, Inc.	1,995	49,237
AAR CORP. *	5,451	107,385
Aceto Corp.	3,622	22,674
Actuant Corp., Class A	9,585	193,809
Acuity Brands, Inc.	6,052	248,919
Advanced Battery Technologies, Inc. *	7,999	26,237
Aerovironment, Inc. *	2,104	52,684
Aircastle Ltd.	6,313	62,183
Albany International Corp., Class A	3,623	68,185
Altra Holdings, Inc. *	3,823	47,711
American Railcar Industries, Inc.	1,380	19,555
American Science & Engineering, Inc.	1,282	89,830
American Superconductor Corp. *	5,727	175,590
American Woodmark Corp.	1,380	33,907
Ameron International Corp.	1,242	80,494
Ampco-Pittsburgh Corp.	1,133	26,252
Apogee Enterprises, Inc.	3,933	53,725
Applied Industrial Technologies, Inc.	5,514	152,076
Applied Signal Technology, Inc.	1,857	32,757
Argon ST, Inc. *	1,555	37,398
Armstrong World Industries, Inc. *	2,538	95,150
Astec Industries, Inc. *	2,409	71,957
AZZ, Inc.	1,774	65,496
Badger Meter, Inc.	2,108	83,414
Baldor Electric Co.	6,086	218,670
Barnes Group, Inc.	6,204	116,139
BE Aerospace, Inc. *	13,455	364,900
Beacon Roofing Supply, Inc. *	6,451	135,471
Belden, Inc.	6,590	170,681
Blount International, Inc. *	5,514	58,834
Brady Corp., Class A	6,619	192,481
Briggs & Stratton Corp.	7,033	145,091
Broadwind Energy, Inc. *	7,491	16,555
Builders FirstSource, Inc. *	6,625	22,326
Capstone Turbine Corp. *	32,945	37,887
Carlisle Cos., Inc.	8,694	338,110
Cascade Corp.	1,225	40,768
Ceradyne, Inc. *	3,685	79,412
Chart Industries, Inc. *	4,071	74,988
CIRCOR International, Inc.	2,409	71,595
CLARCOR, Inc.	7,264	263,393
Colfax Corp. *	3,622	43,210
Columbus McKinnon Corp. *	2,685	43,980
Comfort Systems USA, Inc.	5,514	60,764
Crane Co.	7,170	233,240
Cubic Corp.	2,243	81,600
Curtiss-Wright Corp.	6,343	210,080
DigitalGlobe, Inc. *	3,826	107,013
Douglas Dynamics, Inc. *	1,467	17,384
Ducommun, Inc.	1,443	28,528
Dycom Industries, Inc. *	5,651	55,832
Dynamic Materials Corp.	1,794	28,543
DynCorp International, Inc., Class A *	3,485	59,628
EMCOR Group, Inc. *	9,246	230,873
Encore Wire Corp.	2,683	52,989
Ener1, Inc. *	7,864	27,367
Energy Conversion Devices, Inc. *	6,617	36,757
Energy Recovery, Inc. *	4,789	17,145
EnerSys *	5,899	132,727

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EnPro Industries, Inc. *	2,795	88,266
ESCO Technologies, Inc.	3,760	98,399
Esterline Technologies Corp. *	4,228	226,874
Evergreen Solar, Inc. *	27,829	26,438
Federal Signal Corp.	6,946	47,302
Force Protection, Inc. *	9,832	43,703
Franklin Electric Co., Inc.	2,685	78,295
FreightCar America, Inc.	1,657	44,441
FuelCell Energy, Inc. *	11,958	25,710
Furmanite Corp. *	5,203	25,495
Gardner Denver, Inc.	7,280	331,531
GATX Corp.	5,727	165,568
GenCorp, Inc. *	8,002	41,610
Generac Holdings, Inc. *	2,656	29,189
General Cable Corp. *	7,280	226,845
GeoEye, Inc. *	2,656	84,381
Gibraltar Industries, Inc. *	3,624	47,547
Graco, Inc.	8,556	271,140
GrafTech International Ltd. *	16,974	281,938
Graham Corp.	1,443	24,084
Granite Construction, Inc.	4,790	142,023
Great Lakes Dredge & Dock Co.	6,341	36,936
Griffon Corp. *	7,223	87,687
GT Solar International, Inc. *	8,798	48,037
H&E Equipment Services, Inc. *	4,070	40,659
HEICO Corp., Class A	3,491	104,765
Hexcel Corp. *	13,656	218,086
Houston Wire & Cable Co.	2,363	27,104
IDEX Corp.	11,347	346,537
II-VI, Inc. *	3,622	121,409
Insituform Technologies, Inc., Class A *	5,451	111,527
Interline Brands, Inc. *	4,514	89,874
John Bean Technologies Corp.	3,933	67,608
Kaman Corp.	3,548	86,891
Kaydon Corp.	4,761	178,728
Kennametal, Inc.	11,351	320,212
L.B. Foster Co., Class A *	1,381	38,765
Ladish Co., Inc. *	2,105	53,214
Lawson Products, Inc.	690	9,501
Layne Christensen Co. *	2,794	69,878
Lennox International, Inc.	7,394	330,881
Lindsay Corp.	1,793	61,267
MasTec, Inc. *	6,866	79,852
Michael Baker Corp. *	1,131	41,010
Moog, Inc., Class A *	5,927	195,650
Mueller Industries, Inc.	5,204	137,958
Mueller Water Products, Inc., Class A	21,792	94,359
MYR Group, Inc. *	2,656	43,797
NACCO Industries, Inc., Class A	773	65,365
Nordson Corp.	4,199	279,779
Northwest Pipe Co. *	1,271	26,106
Orbital Sciences Corp. *	8,033	127,484
Orion Marine Group, Inc. *	3,761	57,167
Otter Tail Corp.	4,485	88,758
Pike Electric Corp. *	2,518	24,853
Polypore International, Inc. *	3,235	66,026
Powell Industries, Inc. *	1,104	32,452
Power-One, Inc. *	11,415	89,151
Primoris Services Corp.	1,518	10,398
Quanex Building Products Corp.	5,396	107,542
Raven Industries, Inc.	2,400	85,008
RBC Bearings, Inc. *	3,099	86,772
Regal-Beloit Corp.	5,204	313,749
Robbins & Myers, Inc.	3,623	80,032
RSC Holdings, Inc. *	6,757	49,394
Rush Enterprises, Inc., Class A *	4,623	70,223
Sauer-Danfoss, Inc. *	1,519	21,752
Seaboard Corp.	54	77,004
Simpson Manufacturing Co., Inc.	5,376	157,087
Snap-On, Inc.	8,142	359,876
Standex International Corp.	1,832	47,650
Stanley, Inc. *	2,547	94,086
Sterling Construction Co., Inc. *	2,242	36,858
Sun Hydraulics Corp.	1,719	44,763
TAL International Group, Inc.	1,719	41,239
Taser International, Inc. *	8,723	38,992
Tecumseh Products Co., Class A *	2,409	31,486
Teledyne Technologies, Inc. *	5,066	199,144
Tennant Co.	2,380	79,706
Terex Corp. *	15,284	332,580
Textainer Group Holdings Ltd.	2,519	61,841
The Gorman-Rupp Co.	1,762	49,953
The Greenbrier Cos., Inc. *	2,815	40,283
The Manitowoc Co., Inc.	18,471	220,359
The Middleby Corp. *	2,656	149,559
The Timken Co.	10,937	314,876
The Toro Co.	4,805	257,019
Thomas & Betts Corp. *	7,556	289,697
Titan International, Inc.	4,980	52,639
Titan Machinery, Inc. *	2,104	27,268
TransDigm Group, Inc.	5,257	277,359
Tredegar Corp.	3,410	56,197
Trex Co., Inc. *	1,967	44,730
Trinity Industries, Inc.	11,273	246,315
Triumph Group, Inc.	2,321	161,101
Tutor Perini Corp. *	3,762	83,893
Tyco International Ltd.	—	4
United Rentals, Inc. *	8,556	103,955
Universal Forest Products, Inc.	2,774	102,777
USG Corp. *	9,523	166,843
Valence Technology, Inc. *	8,435	7,929
Valmont Industries, Inc.	2,992	237,026
Vicor Corp. *	2,933	35,783
Wabtec Corp.	6,866	297,641
Watsco, Inc.	3,962	231,975
Watts Water Technologies, Inc., Class A	4,100	132,840
WESCO International, Inc. *	5,919	221,371
Woodward Governor Co.	8,168	234,422
		18,725,480

Commercial & Professional Services 2.8%
ABM Industries, Inc.	6,038	129,636
Acacia Research — Acacia Technologies *	4,418	66,491
Acco Brands Corp. *	7,556	53,345
Administaff, Inc.	3,237	78,109
American Reprographics Co. *	5,513	52,870
APAC Customer Services, Inc. *	4,375	28,306
ATC Technology Corp. *	2,823	52,790
Bowne & Co., Inc.	5,789	64,084
CBIZ, Inc. *	6,868	45,329
CDI Corp.	1,795	28,666
Cenveo, Inc. *	8,170	60,295
Clean Harbors, Inc. *	3,228	204,623
Consolidated Graphics, Inc. *	1,498	68,818
Cornell Cos., Inc. *	1,906	51,538
CoStar Group, Inc. *	2,932	119,538
Courier Corp.	1,578	24,980

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CRA International, Inc. *	1,518	33,730
Deluxe Corp.	6,889	147,907
EnergySolutions, Inc.	10,966	68,538
EnerNOC, Inc. *	2,381	66,906
Ennis, Inc.	3,623	63,729
Exponent, Inc. *	1,966	54,045
Fuel Tech, Inc. *	2,518	15,435
G&K Services, Inc., Class A	2,548	61,636
Healthcare Services Group, Inc.	5,452	109,640
Heidrick & Struggles International, Inc.	2,409	55,768
Herman Miller, Inc.	7,915	152,205
Hill International, Inc. *	3,823	18,045
HNI Corp.	5,204	159,555
Huron Consulting Group, Inc. *	2,962	69,370
ICF International, Inc. *	1,794	40,239
Innerworkings, Inc. *	4,651	32,231
Interface, Inc. Class A	7,694	90,674
KAR Auction Services, Inc. *	3,234	45,082
Kelly Services, Inc., Class A *	3,933	57,382
Kforce, Inc. *	5,439	73,535
Kimball International, Inc., Class B	3,685	25,906
Knoll, Inc.	6,728	99,507
Korn/Ferry International *	6,452	90,199
M&F Worldwide Corp. *	1,719	53,581
McGrath Rentcorp	3,411	79,681
Metalico, Inc. *	5,039	24,993
Mine Safety Appliances Co.	4,485	122,710
Mistras Group, Inc. *	2,151	25,683
Mobile Mini, Inc. *	4,982	79,712
Monster Worldwide, Inc. *	17,837	263,809
Navigant Consulting, Inc. *	7,033	85,240
On Assignment, Inc. *	5,137	28,408
Protection One, Inc. *	1,644	26,123
Resources Connection, Inc. *	6,617	106,798
RINO International Corp. *	1,267	16,357
Rollins, Inc.	7,280	154,773
Schawk, Inc.	1,719	29,103
School Specialty, Inc. *	2,243	48,202
SFN Group, Inc.*	7,416	56,807
Standard Parking Corp. *	995	15,432
Steelcase, Inc., Class A	10,402	87,169
Sykes Enterprises, Inc. *	5,504	94,999
Team, Inc. *	2,685	40,382
Tetra Tech, Inc. *	8,584	194,556
The Advisory Board Co. *	2,134	79,214
The Brink’s Co.	6,756	153,159
The Corporate Executive Board Co.	4,790	155,148
The Geo Group, Inc. *	7,225	152,447
The Standard Register Co.	2,242	8,946
TrueBlue, Inc. *	6,175	82,066
United Stationers, Inc. *	3,433	200,556
US Ecology, Inc.	2,409	34,087
Viad Corp.	2,795	64,732
Volt Information Sciences, Inc. *	1,518	15,271
VSE Corp.	548	20,994
		5,361,820

Consumer Durables & Apparel 4.0%
American Apparel, Inc. *	4,898	7,739
American Greetings Corp., Class A	5,204	122,710
Beazer Homes USA, Inc. *	8,322	41,360
Blyth, Inc.	924	45,867
Brookfield Homes Corp. *	1,380	14,021
Brunswick Corp.	12,351	215,772
Callaway Golf Co.	9,108	76,689
Carter’s, Inc. *	8,157	249,278
Cavco Industries, Inc. *	959	35,013
Columbia Sportswear Co.	2,133	109,167
Crocs, Inc. *	11,213	116,055
CSS Industries, Inc.	1,342	25,350
Deckers Outdoor Corp. *	1,830	264,838
Eastman Kodak Co. *	36,086	203,525
Ethan Allen Interiors, Inc.	3,762	75,992
Fossil, Inc. *	6,727	252,263
Furniture Brands International, Inc. *	4,927	38,578
G-III Apparel Group Ltd. *	2,055	58,917
Hanesbrands, Inc. *	13,317	363,288
Helen of Troy Ltd. *	3,962	102,061
Hovnanian Enterprises, Inc., Class A *	7,002	43,342
Iconix Brand Group, Inc. *	10,109	164,271
iRobot Corp. *	2,823	60,582
JAKKS Pacific, Inc. *	3,961	58,662
Jarden Corp.	12,380	360,382
Jones Apparel Group, Inc.	12,075	237,153
K-Swiss, Inc., Class A *	3,686	45,965
KB HOME	10,881	157,557
Kenneth Cole Productions, Inc., Class A *	1,104	12,994
La-Z-Boy, Inc. *	7,280	86,414
Leapfrog Enterprises, Inc. *	5,513	28,557
Liz Claiborne, Inc. *	13,456	82,485
M.D.C Holdings, Inc.	5,038	158,093
M/I Homes, Inc. *	2,519	29,825
Maidenform Brands, Inc. *	3,259	75,413
Marine Products Corp. *	2,104	15,212
Meritage Homes Corp. *	4,237	90,587
Movado Group, Inc. *	2,518	30,921
National Presto Industries, Inc.	690	67,096
Oxford Industries, Inc.	1,995	41,576
Perry Ellis International, Inc. *	1,370	32,962
Phillips-Van Heusen Corp.	7,256	397,121
Polaris Industries, Inc.	4,456	261,567
Pool Corp.	6,865	164,691
Quiksilver, Inc. *	18,117	84,425
RC2 Corp. *	2,933	54,554
Sealy Corp. *	6,450	20,963
Skechers U.S.A., Inc., Class A *	4,623	174,195
Skyline Corp.	966	18,257
Smith & Wesson Holding Corp. *	8,144	35,467
Standard Pacific Corp. *	14,728	74,376
Steven Madden Ltd. *	3,570	120,416
Tempur-Pedic International, Inc. *	9,834	326,489
The Ryland Group, Inc.	6,117	113,776
The Timberland Co., Class A *	6,452	123,943
The Warnaco Group, Inc. *	6,452	274,791
True Religion Apparel, Inc. *	3,623	100,031
Tupperware Brands Corp.	8,832	375,272
Under Armour, Inc., Class A *	5,313	178,995
UniFirst Corp.	1,966	88,470
Universal Electronics, Inc. *	1,918	37,439
Volcom, Inc. *	2,409	48,084
Weyco Group, Inc.	1,208	27,772
Wolverine World Wide, Inc.	7,003	200,986
		7,600,612

Consumer Services 3.9%
AFC Enterprises, Inc. *	3,622	37,886
Ambassadors Group, Inc.	2,794	32,662

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Public Education, Inc. *	2,519	103,002
Ameristar Casinos, Inc.	3,347	60,313
Bally Technologies, Inc. *	7,694	326,995
Biglari Holdings, Inc. *	199	60,516
BJ’s Restaurants, Inc. *	2,824	65,489
Bob Evans Farms, Inc.	4,347	126,237
Boyd Gaming Corp. *	8,004	105,413
Bridgepoint Education, Inc. *	2,657	57,311
Brinker International, Inc.	14,318	254,574
Buffalo Wild Wings, Inc. *	2,519	92,951
California Pizza Kitchen, Inc. *	3,410	62,164
Cambium Learning Group, Inc. *	2,822	13,687
Capella Education Co. *	2,133	183,246
CEC Entertainment, Inc. *	3,228	130,540
Choice Hotels International, Inc.	4,235	141,068
Churchill Downs, Inc.	1,500	50,295
CKE Restaurants, Inc.	7,142	88,275
Coinstar, Inc. *	4,097	219,845
Corinthian Colleges, Inc. *	12,343	165,273
Cracker Barrel Old Country Store, Inc.	3,208	159,855
Denny’s Corp. *	13,624	43,052
DineEquity, Inc. *	2,242	75,712
Domino’s Pizza, Inc. *	6,066	78,858
Gaylord Entertainment Co. *	4,900	130,291
Grand Canyon Education, Inc. *	2,243	55,088
Hillenbrand, Inc.	8,723	211,882
International Speedway Corp., Class A	3,962	110,500
Interval Leisure Group, Inc. *	5,590	75,577
Isle of Capri Casinos, Inc. *	2,518	25,079
Jack in the Box, Inc. *	8,033	180,260
K12, Inc. *	4,229	105,810
Krispy Kreme Doughnuts, Inc. *	8,416	31,139
Landry’s Restaurants, Inc. *	995	23,850
Life Time Fitness, Inc. *	5,899	218,912
Lincoln Educational Services Corp. *	1,659	39,534
Matthews International Corp., Class A	4,389	142,116
Morgans Hotel Group Co. *	4,067	30,889
Orient-Express Hotels Ltd., Class A *	14,627	147,586
P.F. Chang’s China Bistro, Inc.	3,090	134,322
Panera Bread Co., Class A *	4,448	359,532
Papa John’s International, Inc. *	3,071	76,253
Peet’s Coffee & Tea, Inc. *	1,857	72,144
Pinnacle Entertainment, Inc. *	8,418	101,858
Pre-Paid Legal Services, Inc. *	1,086	50,304
Red Robin Gourmet Burgers, Inc. *	1,993	41,076
Regis Corp.	8,033	147,727
Ruby Tuesday, Inc. *	8,583	92,353
Scientific Games Corp., Class A *	9,832	100,483
Service Corp. International	35,563	303,708
Shuffle Master, Inc. *	7,557	62,723
Sonic Corp. *	8,557	90,276
Sotheby’s	9,522	309,465
Speedway Motorsports, Inc.	1,966	28,664
Steiner Leisure Ltd. *	1,728	71,712
Stewart Enterprises, Inc., Class A	11,828	71,796
Texas Roadhouse, Inc. *	7,340	107,164
The Cheesecake Factory, Inc. *	8,030	204,765
The Marcus Corp.	2,961	32,423
Universal Technical Institute, Inc. *	3,344	82,095
Vail Resorts, Inc. *	5,165	214,916
WMS Industries, Inc. *	8,308	384,910
		7,404,401

Diversified Financials 2.2%
Advance America Cash Advance Centers, Inc.	7,169	34,626
Artio Global Investors, Inc.	3,485	64,438
Asset Acceptance Capital Corp. *	1,518	8,971
BGC Partners, Inc., Class A	5,452	33,966
Calamos Asset Management, Inc., Class A	2,794	30,734
Cardtronics, Inc. *	3,276	42,424
Cash America International, Inc.	4,209	155,523
Cohen & Steers, Inc.	2,795	67,639
CompuCredit Holdings Corp.	4,484	20,537
Cowen Group, Inc., Class A *	4,726	22,401
Credit Acceptance Corp. *	828	39,471
Dollar Financial Corp. *	3,429	69,266
Duff & Phelps Corp., Class A	3,235	43,640
Encore Capital Group, Inc. *	1,966	41,089
Epoch Holding Corp.	2,055	24,372
Evercore Partners, Inc., Class A	2,242	73,089
EZCORP, Inc., Class A *	6,314	115,609
FBR Capital Markets Corp. *	5,591	22,644
Financial Engines, Inc. *	1,420	21,641
First Cash Financial Services, Inc. *	3,750	78,863
GAMCO Investors, Inc., Class A	552	21,876
GFI Group, Inc.	9,109	55,110
Gleacher & Co., Inc. *	9,831	38,734
GLG Partners, Inc. *	24,154	102,896
Greenhill & Co., Inc.	3,993	276,675
Interactive Brokers Group, Inc., Class A *	5,727	96,042
International Assets Holding Corp. *	1,918	31,379
Investment Technology Group, Inc. *	6,176	104,127
Janus Capital Group, Inc.	25,426	271,041
KBW, Inc. *	4,899	122,916
Knight Capital Group, Inc., Class A *	13,179	192,545
LaBranche & Co., Inc. *	6,045	25,691
Life Partners Holdings, Inc.	994	20,099
MarketAxess Holdings, Inc.	3,932	58,036
MF Global Holdings Ltd. *	14,042	108,123
Nelnet, Inc., Class A	4,099	81,160
NewStar Financial, Inc. *	3,932	27,249
optionsXpress Holdings, Inc. *	6,314	101,340
Penson Worldwide, Inc. *	2,932	19,820
PHH Corp. *	7,639	168,440
PICO Holdings, Inc. *	2,514	83,691
Piper Jaffray Cos., Inc. *	2,771	91,748
Portfolio Recovery Associates, Inc. *	2,379	162,866
Pzena Investment Management, Inc., Class A *	828	5,804
Riskmetrics Group, Inc. *	4,347	94,026
Stifel Financial Corp. *	4,238	214,740
SWS Group, Inc.	4,651	46,696
The First Marblehead Corp. *	8,835	24,738
The Student Loan Corp.	552	16,201
TradeStation Group, Inc. *	4,622	32,862
Waddell & Reed Financial, Inc., Class A	12,189	326,787
Westwood Holdings Group, Inc.	828	30,760
World Acceptance Corp. *	2,104	75,176
		4,140,337

Energy 5.5%
Allis-Chalmers Energy, Inc. *	5,898	16,986

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alon USA Energy, Inc.	1,656	11,178
American Oil & Gas, Inc. *	7,911	50,947
Apco Oil & Gas International, Inc.	1,243	35,115
Arena Resources, Inc. *	5,144	169,135
Atlas Energy, Inc. *	11,136	343,880
ATP Oil & Gas Corp. *	6,037	64,234
Atwood Oceanics, Inc. *	7,867	213,589
Basic Energy Services, Inc. *	3,347	27,312
Berry Petroleum Co., Class A	6,646	204,298
Bill Barrett Corp. *	4,761	155,018
BPZ Resources, Inc. *	14,732	75,428
Brigham Exploration Co. *	16,042	275,602
Bristow Group, Inc. *	4,790	155,675
Bronco Drilling Co., Inc. *	3,214	11,731
Cal Dive International, Inc. *	13,240	73,085
CARBO Ceramics, Inc.	2,932	189,700
Carrizo Oil & Gas, Inc. *	3,933	69,771
Cheniere Energy, Inc. *	7,003	19,818
Clayton Williams Energy, Inc. *	1,242	56,387
Clean Energy Fuels Corp. *	5,451	81,329
Cloud Peak Energy, Inc. *	4,509	66,553
Complete Production Services, Inc. *	8,694	113,109
Comstock Resources, Inc. *	6,452	192,528
Contango Oil & Gas Co. *	1,878	94,426
Crosstex Energy, Inc. *	6,452	43,615
Crude Carriers Corp. *	1,918	31,359
CVR Energy, Inc. *	7,729	58,431
Dawson Geophysical Co. *	1,104	24,818
Delek US Holdings, Inc.	1,969	13,054
Delta Petroleum Corp. *	25,295	29,848
DHT Holding, Inc.	7,004	29,067
Dresser-Rand Group, Inc. *	11,574	368,400
Dril-Quip, Inc. *	4,258	207,407
Energy Partners Ltd. *	4,863	61,760
Exterran Holdings, Inc. *	8,832	225,216
Frontier Oil Corp.	14,732	204,922
Gastar Exploration Ltd. *	6,175	25,997
General Maritime Corp.	7,282	50,319
Global Geophysical Services, Inc. *	1,087	10,131
Global Industries Ltd. *	14,593	76,175
GMX Resources, Inc. *	4,099	27,955
Goodrich Petroleum Corp. *	3,761	46,035
Green Plains Renewable Energy, Inc. *	2,363	26,253
Gulf Island Fabrication, Inc.	1,657	30,273
Gulfmark Offshore, Inc., Class A *	3,623	94,705
Gulfport Energy Corp. *	3,761	49,382
Harvest Natural Resources, Inc. *	4,761	36,041
Helix Energy Solutions Group, Inc. *	13,318	145,033
Hercules Offshore, Inc. *	16,283	50,803
Holly Corp.	5,900	152,810
Hornbeck Offshore Services, Inc. *	3,347	51,142
Houston American Energy Corp.	2,500	30,250
International Coal Group, Inc. *	19,919	86,249
ION Geophysical Corp. *	12,766	69,319
Isramco, Inc. *	238	12,140
James River Coal Co. *	3,933	63,085
Key Energy Services, Inc. *	17,561	167,883
Kodiak Oil & Gas Corp. *	16,404	53,149
Lufkin Industries, Inc.	2,098	167,274
Mariner Energy, Inc. *	14,456	309,069
Matrix Service Co. *	3,931	38,681
McMoRan Exploration Co. *	11,213	120,540
Newpark Resources, Inc. *	12,491	80,192
Northern Oil and Gas, Inc. *	6,146	88,687
Oil States International, Inc. *	6,980	272,499
Overseas Shipholding Group, Inc.	3,758	145,397
OYO Geospace Corp. *	685	31,257
Parker Drilling Co. *	16,285	78,331
Patriot Coal Corp. *	10,936	182,303
Penn Virginia Corp.	6,451	141,212
Petroleum Development Corp. *	2,656	54,714
PetroQuest Energy, Inc. *	7,913	49,694
PHI, Inc. *	1,966	34,661
Pioneer Drilling Co. *	6,041	35,823
Rentech, Inc. *	30,171	31,680
Resolute Energy Corp. *	6,313	79,481
Rex Energy Corp. *	4,726	49,387
Rosetta Resources, Inc. *	7,418	162,677
RPC, Inc.	4,624	52,205
SandRidge Energy, Inc. *	25,727	165,682
SEACOR Holdings, Inc. *	2,657	193,908
Seahawk Drilling, Inc. *	1,381	16,696
Ship Finance International Ltd.	5,899	106,654
St. Mary Land & Exploration Co.	8,832	381,896
Stone Energy Corp. *	6,037	80,956
Superior Energy Services, Inc. *	10,937	237,989
Superior Well Services, Inc. *	3,959	59,820
Swift Energy Co. *	5,302	146,600
T-3 Energy Services, Inc. *	1,795	47,873
Teekay Corp.	5,650	142,549
Tesco Corp. *	4,485	50,367
Tesoro Corp.	19,726	230,794
TETRA Technologies, Inc. *	10,661	107,250
Unit Corp. *	6,727	275,067
USEC, Inc. *	15,872	83,804
VAALCO Energy, Inc. *	7,869	42,020
Venoco, Inc. *	2,794	40,429
W&T Offshore, Inc.	5,674	55,265
Warren Resources, Inc. *	10,244	30,937
Western Refining, Inc. *	7,693	40,465
Willbros Group, Inc. *	5,548	51,541
World Fuel Services Corp.	8,417	219,094
		10,433,280

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	167	14,871
BJ’s Wholesale Club, Inc. *	7,694	308,299
Casey’s General Stores, Inc.	7,170	264,358
Ingles Markets, Inc., Class A	1,719	26,112
Nash Finch Co.	1,857	67,056
PriceSmart, Inc.	2,260	54,263
Rite Aid Corp. *	85,842	98,718
Ruddick Corp.	6,037	199,342
Spartan Stores, Inc.	3,237	49,332
Susser Holdings Corp. *	1,443	14,473
The Andersons, Inc.	2,538	83,069
The Great Atlantic & Pacific Tea Co., Inc. *	5,065	27,300
The Pantry, Inc. *	3,208	49,050
United Natural Foods, Inc. *	5,589	173,538
Village Super Market, Inc., Class A	690	18,547
Weis Markets, Inc.	1,858	62,745
Winn-Dixie Stores, Inc. *	7,694	86,173
		1,597,246

Food, Beverage & Tobacco 1.7%
Alico, Inc.	580	14,732

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alliance One International, Inc. *	12,518	52,200
American Italian Pasta Co., Class A *	2,933	114,123
B&G Foods, Inc., Class A	6,756	71,614
Cal-Maine Foods, Inc.	1,855	60,046
Calavo Growers, Inc.	1,602	25,584
Central European Distribution Corp. *	8,705	222,500
Chiquita Brands International, Inc. *	6,205	76,632
Coca-Cola Bottling Co. Consolidated	610	30,354
Corn Products International, Inc.	10,224	340,970
Darling International, Inc. *	11,689	93,512
Del Monte Foods Co.	28,247	411,841
Diamond Foods, Inc.	3,034	125,759
Dole Food Co., Inc. *	5,066	46,354
Farmer Brothers Co.	829	14,499
Fresh Del Monte Produce, Inc. *	5,926	118,520
J&J Snack Foods Corp.	2,015	89,527
Lancaster Colony Corp.	2,932	160,263
Lance, Inc.	4,514	87,120
National Beverage Corp.	1,381	16,489
Pilgrim’s Pride Corp. *	6,864	54,775
Sanderson Farms, Inc.	2,547	139,703
Seneca Foods Corp., Class A *	1,233	36,324
Smart Balance, Inc. *	8,832	52,815
The Boston Beer Co., Inc., Class A *	1,368	90,356
The Hain Celestial Group, Inc. *	5,790	124,832
Tootsie Roll Industries, Inc.	3,298	82,582
TreeHouse Foods, Inc. *	4,915	226,582
Universal Corp.	3,429	140,143
Vector Group Ltd.	5,928	93,070
		3,213,821

Health Care Equipment & Services 7.2%
Abaxis, Inc. *	3,071	69,128
ABIOMED, Inc. *	4,624	45,084
Accuray, Inc. *	7,301	44,536
AGA Medical Holdings, Inc. *	1,966	27,642
Air Methods Corp. *	1,581	52,062
Align Technology, Inc. *	10,542	157,287
Alimera Sciences, Inc. *	871	7,613
Alliance HealthCare Services, Inc. *	4,072	22,640
Allscripts-Misys Healthcare Solutions, Inc. *	8,281	155,766
Almost Family, Inc. *	1,124	40,880
Alphatec Holdings, Inc. *	7,048	37,566
Amedisys, Inc. *	3,961	196,941
American Medical Systems Holdings, Inc. *	10,413	234,917
AMERIGROUP Corp. *	7,207	258,875
AMN Healthcare Services, Inc. *	4,624	38,472
AmSurg Corp. *	4,375	86,625
Analogic Corp.	1,857	80,260
AngioDynamics, Inc. *	3,485	51,473
ArthroCare Corp. *	2,933	86,260
Assisted Living Concepts, Inc., Class A *	1,443	47,835
athenahealth, Inc. *	4,485	111,049
Atrion Corp.	274	37,360
Bio-Reference Labs, Inc. *	3,390	77,529
BioScrip, Inc. *	5,411	35,117
Brookdale Senior Living, Inc. *	8,002	140,755
Cantel Medical Corp.	1,857	31,829
CardioNet, Inc. *	3,484	26,896
Catalyst Health Solutions, Inc. *	5,396	206,613
Centene Corp. *	6,754	154,126
Chemed Corp.	3,185	181,258
Clarient, Inc. *	6,864	20,798
Computer Programs & Systems, Inc.	1,581	67,999
Conceptus, Inc. *	3,485	58,165
CONMED Corp. *	4,072	79,160
Continucare Corp. *	4,418	17,098
CorVel Corp. *	995	35,293
Cross Country Healthcare, Inc. *	4,099	34,882
CryoLife, Inc. *	4,070	21,083
Cyberonics, Inc. *	3,685	64,709
Dexcom, Inc. *	6,588	69,372
Eclipsys Corp. *	8,004	153,317
Emdeon, Inc., Class A *	6,479	87,596
Emergency Medical Services Corp., Class A *	3,978	213,101
Emeritus Corp. *	2,795	56,711
ev3, Inc. *	9,695	183,429
Genoptix, Inc. *	2,381	63,477
Gentiva Health Services, Inc. *	4,071	112,482
Greatbatch, Inc. *	3,237	68,236
Haemonetics Corp. *	3,539	190,894
Hanger Orthopedic Group, Inc. *	4,348	74,133
Health Management Associates, Inc., Class A *	34,673	322,459
Health Net, Inc. *	14,731	363,119
HEALTHSOUTH Corp. *	13,242	262,986
Healthspring, Inc. *	7,343	127,548
Healthways, Inc. *	4,787	67,880
Hill-Rom Holdings, Inc.	8,832	246,236
HMS Holdings Corp. *	3,676	199,460
ICU Medical, Inc. *	1,848	58,803
Immucor, Inc. *	9,862	193,690
Insulet Corp. *	4,514	65,769
Integra LifeSciences Holdings Corp. *	3,070	120,958
Invacare Corp.	4,485	107,147
inVentiv Health, Inc. *	4,790	119,654
IPC The Hospitalist Co. *	2,133	62,433
IRIS International, Inc. *	2,519	26,198
Kensey Nash Corp. *	1,579	36,475
Kindred Healthcare, Inc. *	5,514	85,522
Landauer, Inc.	1,189	72,434
LHC Group, Inc. *	1,837	56,580
LifePoint Hospitals, Inc. *	7,694	273,060
Magellan Health Services, Inc. *	5,028	204,589
MAKO Surgical Corp. *	3,547	46,714
Masimo Corp.	7,281	161,201
MedAssets, Inc. *	6,342	143,900
MedCath Corp. *	2,379	21,720
Medidata Solutions, Inc. *	2,822	39,649
MEDNAX, Inc. *	6,428	363,503
MedQuist, Inc.	1,653	13,472
MELA Sciences, Inc. *	3,048	22,982
Meridian Bioscience, Inc.	5,650	98,762
Merit Medical Systems, Inc. *	3,959	60,533
Micrus Endovascular Corp. *	1,918	33,143
Molina Healthcare, Inc. *	1,857	51,105
MWI Veterinary Supply, Inc. *	1,675	82,092
National Healthcare Corp.	1,242	43,346
Natus Medical, Inc. *	3,962	65,571
Neogen Corp. *	3,071	78,955
NuVasive, Inc. *	5,124	201,219
NxStage Medical, Inc. *	3,322	46,475
Odyssey HealthCare, Inc. *	4,623	122,787
Omnicell, Inc. *	4,513	59,120

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OraSure Technologies, Inc. *	6,617	29,909
Orthofix International N.V. *	2,380	75,898
Orthovita, Inc. *	10,963	34,040
Owens & Minor, Inc.	8,908	266,082
Palomar Medical Technologies, Inc. *	2,656	28,605
PharMerica Corp. *	4,238	69,503
Phase Forward, Inc. *	6,066	102,091
PSS World Medical, Inc. *	8,307	190,313
Psychiatric Solutions, Inc. *	7,555	244,631
Quality Systems, Inc.	2,519	148,722
Quidel Corp. *	3,761	44,004
RehabCare Group, Inc. *	3,347	97,364
Res-Care, Inc. *	3,622	40,747
RTI Biologics, Inc. *	7,893	28,099
Select Medical Holdings Corp. *	8,066	65,335
Sirona Dental Systems, Inc. *	5,687	201,206
Skilled Healthcare Group, Inc., Class A *	3,208	26,402
SonoSite, Inc. *	2,381	69,263
Stereotaxis, Inc. *	5,685	21,148
STERIS Corp.	7,381	234,937
Sun Healthcare Group, Inc. *	6,175	56,254
SurModics, Inc. *	2,271	38,630
Symmetry Medical, Inc. *	4,651	50,649
Synovis Life Technologies, Inc. *	1,579	23,022
Team Health Holdings, Inc. *	1,863	23,865
Tenet Healthcare Corp. *	68,047	389,229
The Cooper Cos., Inc.	6,451	237,784
The Ensign Group, Inc.	1,794	32,705
Thoratec Corp. *	8,004	351,135
TomoTherapy, Inc. *	7,864	24,772
Triple-S Management Corp., Class B *	2,932	53,685
Unilife Corp. *	7,089	40,620
Universal American Financial Corp. *	5,654	82,661
VCA Antech, Inc. *	11,966	311,834
Virtual Radiologic Corp. *	966	16,306
Volcano Corp. *	5,927	131,520
WellCare Health Plans, Inc. *	5,926	161,543
West Pharmaceutical Services, Inc.	4,623	181,915
Wright Medical Group, Inc. *	5,313	87,293
Zoll Medical Corp. *	3,101	90,084
		13,649,383

Household & Personal Products 0.7%
Central Garden & Pet Co., Class A *	8,589	81,252
Elizabeth Arden, Inc. *	3,823	64,991
Herbalife Ltd.	8,694	392,534
Inter Parfums, Inc.	1,995	31,182
Medifast, Inc. *	1,949	61,140
NBTY, Inc. *	8,169	279,707
Nu Skin Enterprises, Inc., Class A	7,205	207,216
Prestige Brands Holdings, Inc. *	6,203	47,887
Revlon, Inc., Class A *	1,581	21,897
Spectrum Brands, Inc. *	1,022	28,350
USANA Health Sciences, Inc. *	1,143	42,805
WD-40 Co.	2,134	69,654
		1,328,615

Insurance 3.1%
Ambac Financial Group, Inc. *	42,004	50,405
American Equity Investment Life Holding Co.	8,171	76,889
American Physicians Capital, Inc.	1,242	38,514
AMERISAFE, Inc. *	2,685	45,376
AmTrust Financial Services, Inc.	3,347	44,080
Argo Group International Holdings Ltd.	4,347	131,366
Arthur J. Gallagher & Co.	14,453	356,845
Aspen Insurance Holdings Ltd.	10,826	273,465
Baldwin & Lyons, Inc., Class B	1,325	29,905
Citizens, Inc. *	5,038	34,359
CNA Surety Corp. *	2,243	36,830
CNO Financial Group, Inc. *	34,932	195,968
Crawford & Co., Class B *	3,685	12,382
Delphi Financial Group, Inc., Class A	6,481	168,312
Donegal Group, Inc., Class A	1,857	24,085
eHealth, Inc. *	3,347	44,314
EMC Insurance Group, Inc.	739	16,480
Employers Holdings, Inc.	6,176	98,507
Endurance Specialty Holdings Ltd.	7,212	267,565
Enstar Group Ltd. *	995	62,287
Erie Indemnity Co., Class A	4,511	206,920
FBL Financial Group, Inc., Class A	1,857	45,366
First Mercury Financial Corp.	2,104	25,795
Flagstone Reinsurance Holdings S.A.	5,037	59,537
FPIC Insurance Group, Inc. *	973	26,553
Greenlight Capital Re Ltd., Class A *	4,209	102,195
Harleysville Group, Inc.	1,794	58,538
Hilltop Holdings, Inc. *	5,899	62,588
Horace Mann Educators Corp.	5,534	85,058
Infinity Property & Casualty Corp.	1,966	92,009
Kansas City Life Insurance Co.	552	16,715
Maiden Holdings Ltd.	8,556	59,379
MBIA, Inc. *	22,873	170,404
Meadowbrook Insurance Group, Inc.	8,033	69,807
Mercury General Corp.	3,686	159,272
Montpelier Re Holdings Ltd.	11,074	172,865
National Financial Partners Corp. *	5,899	82,232
National Interstate Corp.	966	19,871
National Western Life Insurance Co., Class A	305	50,935
OneBeacon Insurance Group Ltd., Class A	3,209	46,498
Platinum Underwriters Holdings Ltd.	7,004	257,817
PMA Capital Corp., Class A *	4,622	31,245
Presidential Life Corp.	3,071	32,215
Primerica, Inc. *	2,388	56,596
ProAssurance Corp. *	4,599	270,697
Protective Life Corp.	12,075	259,854
RLI Corp.	2,794	154,005
Safety Insurance Group, Inc.	2,124	76,740
Seabright Insurance Holdings, Inc.	3,099	31,951
Selective Insurance Group, Inc.	7,478	116,657
StanCorp Financial Group, Inc.	6,895	295,037
State Auto Financial Corp.	1,995	36,070
Stewart Information Services Corp.	2,409	25,535
Symetra Financial Corp. *	4,347	57,380
The Navigators Group, Inc. *	1,986	81,347
The Phoenix Cos., Inc. *	15,895	44,824
Tower Group, Inc.	5,790	126,859
United America Indemnity Ltd., Class A *	4,099	32,628
United Fire & Casualty Co.	3,237	69,110
Unitrin, Inc.	6,480	172,951
Universal Insurance Holdings, Inc.	2,774	13,121
		5,863,110

Materials 5.5%
A. Schulman, Inc.	4,446	98,812

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
A.M. Castle & Co. *	2,656	39,495
AK Steel Holding Corp.	15,422	230,713
Allied Nevada Gold Corp. *	8,832	169,044
AMCOL International Corp.	3,683	99,294
American Vanguard Corp.	3,409	27,170
Arch Chemicals, Inc.	3,485	119,396
Balchem Corp.	3,950	95,946
Boise, Inc. *	5,274	32,382
Brush Engineered Materials, Inc. *	2,795	70,602
Buckeye Technologies, Inc. *	5,451	66,066
Bway Holding Co. *	1,656	33,054
Cabot Corp.	7,142	200,047
Calgon Carbon Corp. *	7,895	117,399
Carpenter Technology Corp.	6,179	240,425
Cellu Tissue Holdings, Inc. *	1,104	10,002
Century Aluminum Co. *	9,170	96,377
Clearwater Paper Corp. *	1,572	96,254
Coeur d’Alene Mines Corp. *	11,075	167,233
Commercial Metals Co.	15,870	247,096
Compass Minerals International, Inc.	4,575	347,059
Cytec Industries, Inc.	6,866	293,384
Deltic Timber Corp.	1,626	75,186
Domtar Corp. *	5,900	361,080
Eagle Materials, Inc.	6,175	189,449
Ferro Corp. *	11,413	102,831
Glatfelter	6,480	75,168
Graham Packaging Co., Inc. *	2,380	29,821
Graphic Packaging Holding Co. *	11,549	36,495
Greif, Inc., Class A	4,848	265,670
H.B. Fuller Co.	6,894	147,049
Haynes International, Inc.	1,656	52,578
Headwaters, Inc. *	8,538	33,725
Hecla Mining Co. *	33,478	180,112
Horsehead Holding Corp. *	6,176	64,416
Innophos Holdings, Inc.	2,547	72,691
Kaiser Aluminum Corp.	1,975	73,924
KapStone Paper and Packaging Corp. *	5,822	64,333
Koppers Holdings, Inc.	2,932	79,428
Kraton Performance Polymers, Inc. *	1,463	29,992
Kronos Worldwide, Inc. *	463	8,774
Louisiana-Pacific Corp. *	17,250	146,625
LSB Industries, Inc. *	2,547	41,643
Metals USA Holdings Corp. *	1,385	21,191
Minerals Technologies, Inc.	2,685	143,513
Myers Industries, Inc.	4,622	41,506
Neenah Paper, Inc.	2,105	39,869
NewMarket Corp.	1,545	159,073
NL Industries, Inc.	995	6,895
Noranda Aluminium Holding Corp. *	2,415	20,745
Olin Corp.	9,723	186,390
Olympic Steel, Inc.	1,325	36,517
OM Group, Inc. *	4,347	129,758
Omnova Solutions, Inc. *	6,096	48,951
Packaging Corp. of America	14,456	320,056
PolyOne Corp. *	12,122	121,099
Rock-Tenn Co., Class A	5,451	280,508
Rockwood Holdings, Inc. *	7,142	185,263
Royal Gold, Inc.	7,806	391,393
RPM International, Inc.	18,250	361,532
RTI International Metals, Inc. *	4,237	112,323
Schnitzer Steel Industries, Inc., Class A	3,158	158,026
Schweitzer-Mauduit International, Inc.	2,518	138,994
Sensient Technologies Corp.	6,866	190,120
Silgan Holdings, Inc.	7,266	207,299
Solutia, Inc. *	17,250	261,338
Spartech Corp. *	4,375	58,231
Stepan Co.	1,242	89,585
Stillwater Mining Co. *	6,588	87,225
STR Holdings, Inc. *	5,848	124,036
Temple-Inland, Inc.	15,008	317,119
Texas Industries, Inc.	3,329	120,843
Titanium Metals Corp. *	12,075	213,365
TPC Group, Inc. *	2,074	37,768
United States Lime & Minerals, Inc. *	274	10,686
US Gold Corp. *	12,900	50,955
Valhi, Inc.	1,656	29,709
W.R. Grace & Co. *	8,556	219,290
Wausau Paper Corp. *	7,140	62,332
Westlake Chemical Corp.	2,794	59,261
Worthington Industries, Inc.	9,134	134,452
Zep, Inc.	3,099	56,650
Zoltek Cos., Inc. *	3,934	37,648
		10,299,754

Media 1.9%
Arbitron, Inc.	3,686	112,276
Ascent Media Corp., Class A *	1,992	52,768
Belo Corp., Class A	12,902	93,798
Cinemark Holdings, Inc.	6,367	101,808
CKX, Inc. *	9,110	48,283
Crown Media Holdings, Inc., Class A *	1,271	2,237
Dex One Corp. *	7,004	143,442
Entercom Communications Corp., Class A *	3,459	43,238
Entravision Communications Corp., Class A *	7,089	20,771
Fisher Communications, Inc. *	828	12,006
Harte-Hanks, Inc.	5,451	74,461
Journal Communications, Inc., Class A *	6,036	30,421
Knology, Inc. *	4,376	52,337
Lamar Advertising Co., Class A *	8,142	239,945
Liberty Media Corp. — Capital, Series A *	12,075	507,874
LIN TV Corp., Class A *	3,870	25,426
Live Nation, Inc. *	20,240	247,535
Madison Square Garden, Inc., Class A *	8,421	177,430
Martha Stewart Living Omnimedia, Class A *	3,685	22,110
Mediacom Communications Corp., Class A *	5,588	29,784
Meredith Corp.	5,175	173,828
Morningstar, Inc. *	3,099	151,231
National CineMedia, Inc.	5,900	103,191
PRIMEDIA, Inc.	3,070	11,390
RCN Corp. *	5,039	73,191
Regal Entertainment Group, Class A	10,966	167,122
Scholastic Corp.	3,824	99,998
Sinclair Broadcast Group, Inc., Class A *	7,002	46,458
SuperMedia, Inc. *	2,105	63,424
The Dolan Media Co. *	3,294	40,516
The E.W. Scripps Co., Class A *	4,070	35,938
The McClatchy Co., Class A *	7,911	38,289
The New York Times Co., Class A *	13,628	126,468
Valassis Communications, Inc. *	6,865	250,710
Value Line, Inc.	138	2,732
Warner Music Group Corp. *	7,617	46,235

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
World Wrestling Entertainment, Inc., Class A	3,761	62,320
		3,530,991

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Abraxis BioScience, Inc. *	828	36,805
Acorda Therapeutics, Inc. *	5,376	184,827
Acura Pharmaceuticals, Inc. *	1,380	4,637
Aedea Biosciences, Inc. *	2,475	61,949
Affymax, Inc. *	1,720	37,840
Affymetrix, Inc. *	9,970	65,303
Akorn, Inc. *	7,692	22,230
Albany Molecular Research, Inc. *	3,237	20,782
Alkermes, Inc. *	13,517	153,486
Allos Therapeutics, Inc. *	11,213	80,285
Alnylam Pharmaceuticals, Inc. *	5,038	79,600
AMAG Pharmaceuticals, Inc. *	2,956	94,119
Arena Pharmaceuticals, Inc. *	12,904	39,744
ARIAD Pharmaceuticals, Inc. *	15,347	58,932
ArQule, Inc. *	4,070	24,868
Array BioPharma, Inc. *	6,064	23,164
Auxilium Pharmaceuticals, Inc. *	6,614	190,351
AVEO Pharmaceuticals, Inc. *	1,233	9,876
Bio-Rad Laboratories, Inc., Class A *	2,752	257,505
BioCryst Pharmaceuticals, Inc. *	4,237	29,998
Biodel, Inc. *	2,242	11,031
BioMarin Pharmaceutical, Inc. *	14,090	275,037
BioMimetic Therapeutics, Inc. *	2,055	25,030
Bruker Corp. *	7,225	92,010
Cadence Pharmaceuticals, Inc. *	4,484	35,558
Cambrex Corp. *	3,876	16,163
Caraco Pharmaceutical Laboratories Ltd. *	1,245	6,549
Celera Corp. *	11,413	80,690
Cell Therapeutics, Inc. *	81,510	29,352
Cepheid, Inc. *	8,142	145,579
Clinical Data, Inc. *	2,105	34,669
Codexis, Inc. *	871	9,006
Cubist Pharmaceuticals, Inc. *	8,142	175,053
Cumberland Pharmaceuticals, Inc. *	2,114	14,713
Cypress Bioscience, Inc. *	5,450	22,454
Cytori Therapeutics, Inc. *	4,418	20,544
Dionex Corp. *	2,547	200,576
Durect Corp. *	10,941	27,790
Dyax Corp. *	9,001	23,673
Emergent Biosolutions, Inc. *	2,243	35,327
Enzo Biochem, Inc. *	5,375	28,541
Enzon Pharmaceuticals, Inc. *	5,590	59,813
eResearchTechnology, Inc. *	6,866	54,516
Exelixis, Inc. *	15,008	77,741
Genomic Health, Inc. *	2,291	34,365
GenVec, Inc. *	16,952	9,646
Geron Corp. *	12,903	68,128
GTx, Inc. *	1,966	3,991
Halozyme Therapeutics, Inc. *	10,936	80,161
Hi-Tech Pharmacal Co., Inc. *	1,370	31,483
Idenix Pharmaceuticals, Inc. *	4,513	17,646
ImmunoGen, Inc. *	9,389	83,187
Immunomedics, Inc. *	10,793	37,560
Impax Laboratories, Inc. *	7,501	158,084
Incyte Corp. *	15,732	202,785
Inspire Pharmaceuticals, Inc. *	9,519	54,115
InterMune, Inc. *	6,230	56,319
Ironwood Pharmaceuticals, Inc. *	2,380	27,941
Isis Pharmaceuticals, Inc. *	13,179	121,247
Jazz Pharmaceuticals, Inc. *	2,780	22,546
Kendle International, Inc. *	2,133	30,075
Lexicon Pharmaceuticals, Inc. *	29,149	42,849
Ligand Pharmaceuticals, Inc., Class B *	14,735	22,692
Luminex Corp. *	5,899	101,050
MannKind Corp. *	9,108	50,640
MAP Pharmaceuticals, Inc. *	2,243	33,466
Martek Biosciences Corp. *	4,652	86,481
Maxygen, Inc. *	3,409	21,102
Medicis Pharmaceutical Corp., Class A	8,464	196,280
Medivation, Inc. *	4,789	56,127
Metabolix, Inc. *	3,410	49,445
Micromet, Inc. *	11,078	67,465
Momenta Pharmaceuticals, Inc. *	5,451	72,335
Nabi Biopharmaceuticals *	7,341	40,082
Nektar Therapeutics *	13,104	160,262
Neurocrine Biosciences, Inc. *	7,432	29,728
Novavax, Inc. *	11,282	27,190
NPS Pharmaceuticals, Inc. *	8,083	53,267
Obagi Medical Products, Inc. *	2,192	27,860
Onyx Pharmaceuticals, Inc. *	8,738	194,770
Opko Health, Inc. *	19,660	38,927
Optimer Pharmaceuticals, Inc. *	4,801	51,227
Orexigen Therapeutics, Inc. *	4,898	26,645
Osiris Therapeutics, Inc. *	2,658	16,294
Pain Therapeutics, Inc. *	4,927	28,774
Par Pharmaceutical Cos., Inc. *	4,899	135,996
PAREXEL International Corp. *	8,191	182,700
PDL BioPharma, Inc.	16,836	90,409
Pharmacyclics, Inc. *	5,137	35,188
Pharmasset, Inc. *	3,964	116,779
POZEN, Inc. *	3,484	26,757
Progenics Pharmaceuticals, Inc. *	3,823	19,421
Questcor Pharmaceuticals, Inc. *	7,619	72,152
Regeneron Pharmaceuticals, Inc. *	8,833	252,359
Rigel Pharmaceuticals, Inc. *	7,340	47,857
Salix Pharmaceuticals Ltd. *	7,757	278,709
Sangamo BioSciences, Inc. *	5,923	26,950
Santarus, Inc. *	6,644	19,201
Savient Pharmaceuticals, Inc. *	9,379	112,923
Seattle Genetics, Inc. *	11,549	152,793
Sequenom, Inc. *	8,585	52,626
SIGA Technologies, Inc. *	4,789	33,284
StemCells, Inc. *	17,384	17,732
Sucampo Pharmaceuticals, Inc., Class A *	1,104	4,228
Synta Pharmaceuticals Corp. *	3,676	11,506
Targacept, Inc. *	2,547	58,581
The Medicines Co. *	7,418	62,348
Theravance, Inc. *	8,341	106,014
Vanda Pharmaceuticals, Inc. *	3,237	23,662
ViroPharma, Inc. *	11,019	134,101
VIVUS, Inc. *	11,351	143,704
XenoPort, Inc. *	4,121	40,921
ZymoGenetics, Inc. *	7,019	32,638
		7,803,492

Real Estate 8.8%
Acadia Realty Trust	5,652	101,114
Alexander’s, Inc.	372	120,666
Alexandria Real Estate Equities, Inc.	6,122	401,481
American Campus Communities, Inc.	7,480	200,240
American Capital Agency Corp.	3,591	94,300

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Anworth Mortgage Asset Corp.	16,002	108,494
Apartment Investment & Management Co., Class A	16,560	341,633
Ashford Hospitality Trust *	8,696	69,133
Associated Estates Realty Corp.	4,422	60,626
Avatar Holdings, Inc. *	1,105	22,973
BioMed Realty Trust, Inc.	15,650	266,206
Brandywine Realty Trust	18,250	211,517
BRE Properties, Inc.	8,822	360,467
Camden Property Trust	9,127	416,556
CapLease, Inc.	7,479	38,218
Capstead Mortgage Corp.	9,828	112,236
CBL & Associates Properties, Inc.	19,527	279,041
Cedar Shopping Centers, Inc.	8,593	59,034
Chimera Investment Corp.	100,141	394,556
Cogdell Spencer, Inc.	6,969	46,762
Colonial Properties Trust	9,447	142,461
Colony Financial, Inc.	2,120	38,563
Corporate Office Properties Trust	8,171	309,763
Cousins Properties, Inc.	12,585	97,030
CreXus Investment Corp.	2,742	35,728
Cypress Sharpridge Investments, Inc.	2,637	34,518
DCT Industrial Trust, Inc.	29,388	142,238
Developers Diversified Realty Corp.	26,780	306,363
DiamondRock Hospitality Co. *	20,073	183,467
Douglas Emmett, Inc.	17,250	267,030
Duke Realty Corp.	31,740	377,071
DuPont Fabros Technology, Inc.	7,650	195,381
EastGroup Properties, Inc.	3,683	136,197
Education Realty Trust, Inc.	8,029	51,064
Entertainment Properties Trust	5,910	241,955
Equity Lifestyle Properties, Inc.	4,131	213,986
Equity One, Inc.	5,925	101,732
Essex Property Trust, Inc.	4,150	436,704
Extra Space Storage, Inc.	12,213	183,684
FelCor Lodging Trust, Inc. *	7,950	53,742
First Industrial Realty Trust, Inc. *	8,029	53,714
First Potomac Realty Trust	5,055	74,308
Forest City Enterprises, Inc., Class A *	17,112	226,905
Forestar Group, Inc. *	5,037	92,429
Franklin Street Properties Corp.	10,245	126,526
Getty Realty Corp.	3,117	69,571
Glimcher Realty Trust	9,589	66,739
Government Properties Income Trust	2,657	70,729
Hatteras Financial Corp.	5,066	140,328
Healthcare Realty Trust, Inc.	8,280	189,860
Hersha Hospitality Trust	17,875	86,336
Highwoods Properties, Inc.	10,108	297,782
Home Properties, Inc.	4,761	231,527
Hospitality Properties Trust	17,470	393,075
HRPT Properties Trust	36,171	242,707
Inland Real Estate Corp.	10,413	86,740
Invesco Mortgage Capital	3,574	73,589
Investors Real Estate Trust	10,411	90,888
iStar Financial, Inc. *	13,767	83,566
Jones Lang LaSalle, Inc.	5,791	432,124
Kennedy-Wilson Holdings, Inc. *	4,485	49,470
Kilroy Realty Corp.	7,220	237,538
Kite Realty Group Trust	8,833	43,282
LaSalle Hotel Properties	9,396	211,410
Lexington Realty Trust	14,314	88,890
LTC Properties, Inc.	3,238	83,184
Mack-Cali Realty Corp.	11,212	369,772
Medical Properties Trust, Inc.	14,972	142,983
MFA Financial, Inc.	39,735	291,258
Mid-America Apartment Communities, Inc.	4,100	223,983
National Health Investors, Inc.	3,341	137,582
National Retail Properties, Inc.	11,661	256,309
NorthStar Realty Finance Corp.	9,997	31,491
OMEGA Healthcare Investors, Inc.	12,103	240,366
Parkway Properties, Inc.	3,071	51,746
Pebblebrook Hotel Trust *	2,546	52,244
Pennsylvania Real Estate Investment Trust	7,622	105,107
Pennymac Mortgage Investment Trust *	2,380	40,174
Post Properties, Inc.	6,894	172,902
Potlatch Corp.	5,589	194,721
PS Business Parks, Inc.	2,657	143,239
Ramco-Gershenson Properties Trust	5,233	56,569
Redwood Trust, Inc.	9,861	149,789
Saul Centers, Inc.	995	38,158
Senior Housing Properties Trust	18,003	375,182
Sovran Self Storage, Inc.	3,958	142,607
Starwood Property Trust, Inc.	6,683	121,831
Sun Communities, Inc.	2,494	73,773
Sunstone Hotel Investors, Inc. *	13,928	153,626
Tanger Factory Outlet Centers, Inc.	5,652	235,236
Taubman Centers, Inc.	7,418	300,355
Tejon Ranch Co. *	2,003	49,073
U-Store-It Trust	11,622	95,533
UDR, Inc.	21,660	440,348
Universal Health Realty Income Trust	1,581	51,493
Urstadt Biddle Properties	414	6,032
Urstadt Biddle Properties, Class A	2,547	42,637
Walter Investment Management Corp.	3,684	60,049
Washington Real Estate Investment Trust	8,447	248,173
Weingarten Realty Investors	16,974	354,078
Winthrop Realty Trust	2,363	30,246
		16,575,812

Retailing 5.6%
1-800-FLOWERS.COM, Inc., Class A *	3,484	9,302
99 Cents Only Stores *	6,480	99,014
Aaron’s, Inc.	10,299	205,774
Aeropostale, Inc. *	14,180	392,928
America’s Car-Mart, Inc. *	1,507	36,500
AnnTaylor Stores Corp. *	8,280	179,262
Asbury Automotive Group, Inc. *	4,534	59,939
Audiovox Corp., Class A *	2,520	20,588
Barnes & Noble, Inc.	5,452	110,294
bebe stores, Inc.	4,893	33,517
Big 5 Sporting Goods Corp.	2,685	39,711
Big Lots, Inc. *	11,690	413,008
Blue Nile, Inc. *	2,104	98,678
Brown Shoe Co., Inc.	6,066	101,181
Cabela’s, Inc. *	5,899	101,522
Charming Shoppes, Inc. *	14,041	64,027
Chico’s FAS, Inc.	24,840	303,793
Christopher & Banks Corp.	5,203	47,659
Citi Trends, Inc. *	1,995	67,990
Coldwater Creek, Inc. *	8,280	51,667
Collective Brands, Inc. *	9,108	203,837
Conn’s, Inc. *	1,581	11,826
Core-Mark Holding Co., Inc. *	1,380	37,370
Dick’s Sporting Goods, Inc. *	12,211	348,136
Dillard’s, Inc., Class A	7,757	222,548

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Drugstore.Com, Inc. *	9,589	32,890
DSW, Inc., Class A *	2,025	58,482
Express, Inc. *	2,319	33,162
Foot Locker, Inc.	21,936	327,066
Fred’s, Inc., Class A	5,375	73,584
Gaiam, Inc., Class A	2,380	18,850
Genesco, Inc. *	3,345	104,096
Group 1 Automotive, Inc. *	3,347	95,189
Haverty Furniture Cos., Inc.	2,637	42,746
hhgregg, Inc. *	3,265	97,983
Hibbett Sports, Inc. *	3,982	102,616
Hot Topic, Inc.	6,312	35,095
HSN, Inc. *	5,589	150,624
J. Crew Group, Inc. *	7,189	328,106
Jo-Ann Stores, Inc. *	3,808	173,949
Jos. A. Bank Clothiers, Inc. *	2,436	147,816
Kirkland’s, Inc. *	1,644	35,379
LKQ Corp. *	19,803	364,771
Lumber Liquidators Holdings, Inc. *	2,256	66,575
MarineMax, Inc. *	3,048	30,785
Monro Muffler Brake, Inc.	2,794	110,056
New York & Co., Inc. *	3,932	15,020
NutriSystem, Inc.	4,347	96,721
Office Depot, Inc. *	38,605	223,909
OfficeMax, Inc. *	10,798	192,528
Orbitz Worldwide, Inc. *	4,081	21,629
Overstock.com, Inc. *	2,271	51,097
Pacific Sunwear Of California, Inc. *	9,109	37,074
Penske Automotive Group, Inc. *	6,426	83,924
PetMed Express, Inc.	3,237	63,834
Pier 1 Imports, Inc. *	14,726	117,072
RadioShack Corp.	17,699	361,768
Rent-A-Center, Inc. *	9,309	225,464
Retail Ventures, Inc. *	1,658	16,696
Rue21, Inc. *	2,191	74,384
Saks, Inc. *	19,983	183,444
Sally Beauty Holdings, Inc. *	13,444	126,508
Select Comfort Corp. *	7,500	84,150
Shoe Carnival, Inc. *	1,233	30,911
Shutterfly, Inc. *	2,656	61,354
Signet Jewelers Ltd. *	12,100	375,705
Sonic Automotive, Inc., Class A *	4,899	48,451
Stage Stores, Inc.	5,452	77,255
Stamps.com, Inc. *	1,719	18,015
Stein Mart, Inc. *	3,823	30,469
Systemax, Inc.	718	13,850
The Buckle, Inc.	3,761	133,704
The Cato Corp., Class A	3,933	93,330
The Children’s Place Retail Stores, Inc. *	2,794	131,681
The Dress Barn, Inc. *	8,974	245,798
The Finish Line, Inc., Class A	7,342	122,244
The Gymboree Corp. *	4,238	188,930
The Men’s Wearhouse, Inc.	6,590	143,267
The Pep Boys-Manny, Moe & Jack	7,032	86,705
The Talbots, Inc. *	7,536	113,341
The Wet Seal, Inc., Class A *	13,794	56,555
Tractor Supply Co. *	5,175	350,658
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,899	125,316
Vitacost.com, Inc. *	3,276	33,644
Vitamin Shoppe, Inc. *	1,782	45,655
Williams-Sonoma, Inc.	13,455	402,035
Zumiez, Inc. *	2,933	50,213
		10,644,199

Semiconductors & Semiconductor Equipment 4.2%
Actel Corp. *	3,686	52,010
Advanced Analogic Technologies, Inc. *	6,220	21,521
Advanced Energy Industries, Inc. *	4,623	57,140
Amkor Technology, Inc. *	16,559	112,767
ANADIGICS, Inc. *	9,106	37,061
Applied Micro Circuits Corp. *	9,309	102,632
Atheros Communications *	9,716	330,344
Atmel Corp. *	57,056	291,271
ATMI, Inc. *	4,376	70,891
Brooks Automation, Inc. *	8,582	71,402
Cabot Microelectronics Corp. *	3,292	120,816
Cavium Networks, Inc. *	5,204	138,322
Ceva, Inc. *	2,774	32,234
Cirrus Logic, Inc. *	8,280	117,700
Cohu, Inc.	3,153	44,174
Conexant Systems, Inc. *	11,096	31,513
Cymer, Inc. *	4,071	123,229
Cypress Semiconductor Corp. *	21,936	249,851
Diodes, Inc. *	4,787	94,591
DSP Group, Inc. *	3,208	21,718
Entegris, Inc. *	18,388	99,295
Entropic Communications, Inc. *	7,226	38,587
Exar Corp. *	5,312	37,184
Fairchild Semiconductor International, Inc. *	17,589	175,890
FEI Co. *	5,176	107,143
FormFactor, Inc. *	7,032	90,502
Hittite Microwave Corp. *	2,764	126,398
Integrated Device Technology, Inc. *	23,350	136,364
International Rectifier Corp. *	10,108	211,864
Intersil Corp., Class A	17,313	230,436
IXYS Corp. *	3,547	33,058
Kopin Corp. *	9,452	33,838
Kulicke & Soffa Industries, Inc. *	9,385	65,320
Lattice Semiconductor Corp. *	16,146	80,084
LTX-Credence Corp. *	20,308	70,266
MaxLinear, Inc., Class A *	745	11,905
Micrel, Inc.	6,065	67,352
Microsemi Corp. *	11,825	183,051
MKS Instruments, Inc. *	6,204	123,211
Monolithic Power Systems, Inc. *	4,928	94,568
Netlogic Microsystems, Inc. *	7,451	214,365
Novellus Systems, Inc. *	13,903	358,976
OmniVision Technologies, Inc. *	7,170	138,309
Pericom Semiconductor Corp. *	3,596	35,600
PMC-Sierra, Inc. *	32,183	260,682
Power Integrations, Inc.	3,761	127,799
Rambus, Inc. *	14,869	348,529
RF Micro Devices, Inc. *	34,286	164,573
Rubicon Technology, Inc. *	1,795	48,788
Rudolph Technologies, Inc. *	4,281	38,015
Semtech Corp. *	8,693	153,084
Sigma Designs, Inc. *	4,371	45,546
Silicon Image, Inc. *	10,525	38,416
Silicon Laboratories, Inc. *	6,480	294,386
Skyworks Solutions, Inc. *	23,696	377,477
Standard Microsystems Corp. *	3,071	70,265
Supertex, Inc. *	1,581	43,051
Teradyne, Inc. *	24,426	268,198
Tessera Technologies, Inc. *	7,004	121,730

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Trident Microsystems, Inc. *	9,244	15,622
TriQuint Semiconductor, Inc. *	21,383	150,109
Ultratech, Inc. *	3,100	43,214
Veeco Instruments, Inc. *	5,376	205,202
Volterra Semiconductor Corp. *	3,622	84,936
Zoran Corp. *	7,205	69,600
		7,853,975

Software & Services 7.1%
ACI Worldwide, Inc. *	4,810	91,919
Actuate Corp. *	6,233	27,986
Acxiom Corp. *	11,135	193,860
Advent Software, Inc. *	1,967	85,053
Ancestry.com, Inc. *	2,717	45,836
Archipelago Learning, Inc. *	1,577	22,882
ArcSight, Inc. *	4,100	88,806
Ariba, Inc. *	12,763	192,083
Art Technology Group, Inc. *	21,663	81,020
Aspen Technology, Inc. *	8,832	101,215
Blackbaud, Inc.	6,175	139,246
Blackboard, Inc. *	4,238	169,690
Bottomline Technologies, Inc. *	3,685	60,360
CACI International, Inc., Class A *	4,238	195,965
Cadence Design Systems, Inc. *	37,411	250,654
Cass Information Systems, Inc.	1,104	35,019
CIBER, Inc. *	8,859	26,400
CommVault Systems, Inc. *	5,651	127,374
Compuware Corp. *	32,294	264,488
comScore, Inc. *	3,237	49,785
Concur Technologies, Inc. *	5,900	249,570
Constant Contact, Inc. *	3,823	82,042
Convergys Corp. *	16,448	179,612
CSG Systems International, Inc. *	4,928	101,123
CyberSource Corp. *	9,833	252,610
DealerTrack Holdings, Inc. *	5,176	82,971
Deltek, Inc. *	5,036	40,187
DemandTec, Inc. *	2,518	15,385
Dice Holdings, Inc. *	3,346	26,500
Digital River, Inc. *	5,378	148,110
DivX, Inc. *	4,484	32,375
EarthLink, Inc.	15,008	128,919
Ebix, Inc. *	4,379	66,911
Echo Global Logistics, Inc. *	2,090	27,421
Epicor Software Corp. *	6,894	64,114
EPIQ Systems, Inc. *	4,486	51,365
Euronet Worldwide, Inc. *	6,728	88,473
Exlservice Holdings, Inc. *	2,105	34,985
Fair Isaac Corp.	6,620	153,584
FalconStor Software, Inc. *	4,651	13,069
Forrester Research, Inc. *	1,967	61,705
Fortinet, Inc. *	5,620	91,718
Gartner, Inc. *	9,170	226,958
Global Cash Access Holdings, Inc. *	4,653	37,178
GSI Commerce, Inc. *	7,608	214,241
Heartland Payment Systems, Inc.	5,204	85,502
iGate Corp.	3,347	39,093
infoGROUP, Inc. *	4,484	35,491
Informatica Corp. *	12,656	326,525
InfoSpace, Inc. *	5,036	41,446
Integral Systems, Inc. *	2,382	16,293
Interactive Intelligence, Inc. *	1,781	31,933
Internap Network Services Corp. *	7,341	37,586
Internet Brands, Inc., Class A *	3,932	40,854
Internet Capital Group, Inc. *	5,137	42,740
j2 Global Communications, Inc. *	6,342	146,754
Jack Henry & Associates, Inc.	11,828	284,345
JDA Software Group, Inc. *	5,634	150,541
Kenexa Corp. *	2,823	40,171
Lawson Software, Inc. *	20,107	165,782
Limelight Networks, Inc. *	6,065	26,322
Lionbridge Technologies, Inc. *	8,002	43,451
Liquidity Services, Inc. *	2,133	28,284
LivePerson, Inc. *	5,685	36,725
LogMeIn, Inc. *	2,019	51,404
LoopNet, Inc. *	4,484	49,145
Manhattan Associates, Inc. *	3,208	92,872
ManTech International Corp., Class A *	2,806	129,721
Marchex, Inc., Class B	3,208	16,265
MAXIMUS, Inc.	2,326	139,327
Mentor Graphics Corp. *	13,932	127,896
MICROS Systems, Inc. *	11,276	385,639
MicroStrategy, Inc., Class A *	1,335	102,875
ModusLink Global Solutions, Inc. *	6,315	48,247
MoneyGram International, Inc. *	12,210	32,112
Monotype Imaging Holdings, Inc. *	3,409	33,647
Move, Inc. *	22,040	46,284
NCI, Inc., Class A *	966	21,194
NetScout Systems, Inc. *	4,513	61,061
NetSuite, Inc. *	3,346	47,112
NeuStar, Inc., Class A *	10,569	226,071
NIC, Inc.	7,556	49,114
Novell, Inc. *	48,915	285,175
OpenTable, Inc. *	2,110	87,206
OPNET Technologies, Inc.	1,794	28,758
Parametric Technology Corp. *	16,422	270,635
Pegasystems, Inc.	2,165	64,755
Perficient, Inc. *	4,348	46,393
Progress Software Corp. *	5,789	184,901
Quest Software, Inc. *	8,861	171,505
QuinStreet, Inc. *	1,380	19,168
Rackspace Hosting, Inc. *	10,799	190,062
Radiant Systems, Inc. *	4,070	56,410
RealNetworks, Inc. *	12,627	45,457
Renaissance Learning, Inc.	966	15,099
RightNow Technologies, Inc. *	3,208	46,676
Rosetta Stone, Inc. *	1,581	41,501
S1 Corp. *	7,755	47,538
Sapient Corp.	13,242	134,406
SAVVIS, Inc. *	5,672	106,378
Smith Micro Software, Inc. *	4,346	42,808
Solarwinds, Inc. *	4,363	82,723
Solera Holdings, Inc.	9,832	340,974
Sonic Solutions, Inc. *	3,870	46,014
SonicWALL, Inc. *	7,755	70,648
Sourcefire, Inc. *	3,099	63,963
SRA International, Inc., Class A *	5,928	127,867
SS&C Technologies Holdings, Inc. *	1,420	23,174
SuccessFactors, Inc. *	7,893	175,698
Symyx Technologies, Inc. *	4,763	30,483
Synchronoss Technologies, Inc. *	2,685	54,881
Syntel, Inc.	3,209	107,309
Take-Two Interactive Software, Inc. *	11,796	136,480
Taleo Corp., Class A *	5,445	136,397
TechTarget *	2,518	15,259
TeleCommunication Systems, Inc., Class A *	5,927	29,694
TeleNav, Inc. *	1,020	8,558
TeleTech Holdings, Inc. *	4,396	56,840

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Terremark Worldwide, Inc. *	6,036	45,330
The Knot, Inc. *	4,346	32,508
The Ultimate Software Group, Inc. *	3,430	117,340
THQ, Inc. *	9,658	57,948
TIBCO Software, Inc. *	23,601	269,287
TiVo, Inc. *	15,284	138,167
TNS, Inc. *	3,685	70,863
Tyler Technologies, Inc. *	4,928	79,981
Unisys Corp. *	5,514	127,925
United Online, Inc.	11,799	80,410
ValueClick, Inc. *	12,214	142,049
VASCO Data Security International, Inc. *	3,760	23,951
VeriFone Holdings, Inc. *	10,551	212,919
Vocus, Inc. *	2,519	39,448
WebMD Health Corp. *	6,589	299,997
Websense, Inc. *	5,672	118,658
Wright Express Corp. *	5,451	171,161
		13,420,326

Technology Hardware & Equipment 5.8%
3PAR, Inc. *	4,761	50,609
Acme Packet, Inc. *	4,485	131,455
Adaptec, Inc. *	14,485	42,006
ADC Telecommunications, Inc. *	13,656	112,799
ADTRAN, Inc.	8,860	243,030
Agilysys, Inc. *	2,243	15,118
Anaren, Inc. *	2,016	29,091
Anixter International, Inc. *	4,209	199,927
Arris Group, Inc. *	17,589	192,951
Aruba Networks, Inc. *	9,384	125,746
Aviat Networks, Inc. *	8,445	37,242
Avid Technology, Inc. *	3,962	53,408
AVX Corp.	7,280	101,702
Bel Fuse, Inc., Class B	1,518	26,747
Benchmark Electronics, Inc. *	9,246	170,866
BigBand Networks, Inc. *	6,312	17,989
Black Box Corp.	2,548	75,140
Blue Coat Systems, Inc. *	5,652	121,348
Brightpoint, Inc. *	8,973	66,669
Calix, Inc. *	831	10,163
Checkpoint Systems, Inc. *	5,514	109,784
Ciena Corp. *	12,929	201,305
Cogent, Inc. *	6,618	59,033
Cognex Corp.	5,066	96,710
Coherent, Inc. *	3,050	107,665
CommScope, Inc. *	13,239	373,340
Compellent Technologies, Inc. *	2,271	29,205
Comtech Telecommunications Corp. *	3,962	114,145
Comverge, Inc. *	3,459	32,999
CTS Corp.	4,761	50,133
Daktronics, Inc.	5,176	43,582
DG Fastchannel, Inc. *	2,986	126,815
Diebold, Inc.	9,309	269,775
Digi International, Inc. *	3,548	32,784
DTS, Inc. *	2,518	83,170
Echelon Corp. *	4,623	39,342
EchoStar Corp., Class A *	5,727	120,439
Electro Rent Corp.	2,519	34,233
Electro Scientific Industries, Inc. *	3,547	45,579
Electronics for Imaging, Inc. *	7,004	78,025
EMS Technologies, Inc. *	2,133	33,147
Emulex Corp. *	11,488	120,394
Extreme Networks, Inc. *	12,215	34,935
FARO Technologies, Inc. *	2,133	51,000
Finisar Corp. *	9,417	143,138
Harmonic, Inc. *	13,517	78,263
Hughes Communications, Inc. *	1,242	32,255
Hutchinson Technology, Inc. *	3,237	17,706
Hypercom Corp. *	7,554	36,637
ICx Technologies, Inc. *	1,658	11,009
Imation Corp. *	4,513	46,394
Infinera Corp. *	13,518	95,167
Insight Enterprises, Inc. *	6,452	93,812
InterDigital, Inc. *	6,204	161,924
Intermec, Inc. *	6,865	75,790
Intevac, Inc. *	2,774	31,929
IPG Photonics Corp. *	3,623	60,939
Isilon Systems, Inc. *	3,760	51,362
Ixia *	4,762	47,620
JDS Uniphase Corp. *	30,940	355,810
L-1 Identity Solutions, Inc. *	11,828	88,000
Lexmark International, Inc., Class A *	10,875	408,356
Littelfuse, Inc. *	3,099	112,029
Loral Space & Communications, Inc. *	1,656	66,141
Maxwell Technologies, Inc. *	3,209	38,027
Mercury Computer Systems, Inc. *	3,322	39,033
Meru Networks, Inc. *	589	7,716
Methode Electronics, Inc.	5,314	53,937
MTS Systems Corp.	2,272	66,456
Multi-Fineline Electronix, Inc. *	1,242	32,826
National Instruments Corp.	8,694	279,860
Netezza Corp. *	6,952	90,585
NETGEAR, Inc. *	4,790	108,781
Newport Corp. *	5,037	52,284
Novatel Wireless, Inc. *	4,375	26,906
Oclaro, Inc. *	6,163	83,262
Oplink Communications, Inc. *	2,911	41,686
Opnext, Inc. *	6,455	12,910
OSI Systems, Inc. *	2,271	59,659
Palm, Inc. *	23,743	135,335
Park Electrochemical Corp.	2,716	70,290
Plantronics, Inc.	6,882	206,047
Plexus Corp. *	5,589	190,305
Polycom, Inc. *	11,827	355,165
QLogic Corp. *	16,284	295,066
Quantum Corp. *	28,215	66,305
Riverbed Technology, Inc. *	8,032	214,695
Rofin-Sinar Technologies, Inc. *	4,071	97,175
Rogers Corp. *	2,242	64,031
Sanmina-SCI Corp. *	11,075	168,894
ScanSource, Inc. *	3,761	96,959
SeaChange International, Inc. *	4,072	34,001
ShoreTel, Inc. *	2,823	15,047
Silicon Graphics International Corp. *	3,961	32,322
Smart Modular Technologies (WWH), Inc. *	6,036	37,061
Sonus Networks, Inc. *	28,973	75,330
STEC, Inc. *	4,900	59,192
Stratasys, Inc. *	2,821	65,616
Super Micro Computer, Inc. *	3,322	45,677
Sycamore Networks, Inc.	2,658	46,834
Symmetricom, Inc. *	6,096	31,882
Synaptics, Inc. *	4,790	143,317
SYNNEX Corp. *	2,793	74,657
Tech Data Corp. *	7,141	290,282
Technitrol, Inc.	5,513	21,225
Tekelec *	9,384	134,520

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TTM Technologies, Inc. *	6,038	69,860
Universal Display Corp. *	4,485	69,473
UTStarcom, Inc. *	16,447	33,881
ViaSat, Inc. *	4,510	144,906
Vishay Intertechnology, Inc. *	24,150	218,557
X-Rite, Inc. *	4,863	16,777
Zebra Technologies Corp., Class A *	8,446	232,265
		10,972,703

Telecommunication Services 0.9%
AboveNet, Inc. *	3,099	142,120
Alaska Communications Systems Group, Inc.	6,067	50,174
Atlantic Tele-Network, Inc.	1,380	57,698
Cbeyond, Inc. *	3,485	54,471
Cincinnati Bell, Inc. *	28,772	91,495
Cogent Communications Group, Inc. *	5,948	53,829
Consolidated Communications Holdings, Inc.	3,582	61,861
General Communication, Inc., Class A *	5,515	31,601
Global Crossing Ltd. *	4,347	59,163
ICO Global Communications (Holdings) Ltd. *	18,639	28,704
Leap Wireless International, Inc. *	8,723	142,447
Neutral Tandem, Inc. *	4,761	63,988
NTELOS Holdings Corp.	4,071	73,074
PAETEC Holding Corp. *	18,251	77,202
Premiere Global Services, Inc. *	8,585	68,508
Shenandoah Telecommunications Co.	3,238	54,819
SureWest Communications *	1,966	12,052
Syniverse Holdings, Inc. *	9,695	191,864
tw telecom, Inc. *	21,182	370,473
USA Mobility, Inc. *	3,100	43,648
Vonage Holdings Corp. *	13,904	27,947
		1,757,138

Transportation 2.5%
AirTran Holdings, Inc. *	19,140	107,950
Alaska Air Group, Inc. *	5,016	234,247
Alexander & Baldwin, Inc.	5,788	186,316
Allegiant Travel Co. *	1,958	108,258
AMERCO *	828	45,250
American Commercial Lines, Inc. *	1,380	28,124
Arkansas Best Corp.	3,209	75,058
Atlas Air Worldwide Holdings, Inc. *	2,409	125,918
Avis Budget Group, Inc. *	14,455	171,292
Baltic Trading Ltd. *	2,363	29,514
Celadon Group, Inc. *	3,048	41,514
Con-way, Inc.	7,003	238,242
Continental Airlines, Inc., Class B *	19,527	412,020
Dollar Thrifty Automotive Group, Inc. *	3,660	170,922
Eagle Bulk Shipping, Inc. *	8,996	43,091
Excel Maritime Carriers Ltd. *	6,729	38,624
Forward Air Corp.	4,071	111,423
Genco Shipping & Trading Ltd. *	3,933	74,845
Genesee & Wyoming, Inc., Class A *	5,504	198,089
Hawaiian Holdings, Inc. *	7,205	51,300
Heartland Express, Inc.	7,866	122,277
Horizon Lines, Inc., Class A	4,346	17,732
Hub Group, Inc., Class A *	5,313	162,578
JetBlue Airways Corp. *	34,672	214,966
Kirby Corp. *	7,556	297,933
Knight Transportation, Inc.	8,280	164,606
Landstar System, Inc.	6,905	289,596
Marten Transport Ltd. *	2,133	47,502
Old Dominion Freight Line, Inc. *	4,347	154,927
Pacer International, Inc. *	4,901	39,894
Patriot Transportation Holding, Inc. *	276	23,270
RailAmerica, Inc. *	3,208	35,833
Republic Airways Holdings, Inc. *	4,927	28,823
Roadrunner Transportation Systems, Inc. *	1,665	23,377
SkyWest, Inc.	7,476	109,635
Universal Truckload Services, Inc. *	739	12,792
US Airways Group, Inc. *	22,798	201,306
UTI Worldwide, Inc.	14,068	203,283
Werner Enterprises, Inc.	7,279	164,069
		4,806,396

Utilities 2.7%
ALLETE, Inc.	3,920	135,318
American States Water Co.	2,656	91,287
Avista Corp.	7,694	148,494
Black Hills Corp.	5,534	158,770
California Water Service Group	2,794	100,109
Central Vermont Public Service Corp.	1,518	30,481
CH Energy Group, Inc.	2,185	84,975
Chesapeake Utilities Corp.	1,243	37,377
Cleco Corp.	8,556	226,477
Connecticut Water Service, Inc.	1,105	22,984
Dynegy, Inc. *	15,747	82,357
El Paso Electric Co. *	6,451	127,859
Great Plains Energy, Inc.	19,216	337,241
Hawaiian Electric Industries, Inc.	12,932	283,987
IDACORP, Inc.	6,727	222,327
MGE Energy, Inc.	3,209	113,342
Middlesex Water Co.	1,966	33,068
New Jersey Resources Corp.	5,900	209,155
Nicor, Inc.	6,314	255,149
Northwest Natural Gas Co.	3,761	165,371
NorthWestern Corp.	5,120	134,861
Ormat Technologies, Inc.	2,519	71,766
Piedmont Natural Gas Co., Inc.	9,726	247,138
PNM Resources, Inc.	11,075	136,666
Portland General Electric Co.	10,660	201,581
RRI Energy, Inc. *	49,075	216,911
SJW Corp.	1,795	43,403
South Jersey Industries, Inc.	4,209	184,733
Southwest Gas Corp.	6,290	186,310
The Empire District Electric Co.	5,064	92,367
The Laclede Group, Inc.	2,909	96,259
UIL Holdings Corp.	4,391	111,004
Unisource Energy Corp.	5,037	155,543
Unitil Corp.	1,507	31,406
WGL Holdings, Inc.	7,141	241,723
		5,017,799

Total Common Stock (Cost $190,207,092)		188,651,289

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund — Institutional Class	54,605	54,605
Total Other Investment Company (Cost $54,605)		54,605

Rights 0.0% of net assets

Real Estate 0.0%
Tejon Ranch Co. *	1,788	304
Total Rights (Cost $—)		304

End of Investments
At 05/31/10, the tax basis cost of the fund’s investments was $190,298,992 and the unrealized appreciation and depreciation were $7,655,187 and ($9,247,981), respectively, with a net unrealized depreciation of ($1,592,794).

*	Non-income producing security.

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$188,651,289	$—	$—	$188,651,289
Other Investment Company(a)	54,605	—	—	54,605
Rights(a)	304	—	—	304

Total	$188,706,198	$—	$—	$188,706,198

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings
REG54091MAY10

Schwab Strategic Trust
Schwab International Equity ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)
98.8%	Common Stock	244,840,220	216,760,366
0.4%	Other Investment Company	997,877	997,877
0.2%	Preferred Stock	480,163	443,416
—%	Rights	15,840	44,395
99.4%	Total Investments	246,334,100	218,246,054
0.6%	Other Assets and Liabilities, Net		1,197,089
100.0%	Net Assets		219,443,143

	Number	Value
Security	of Shares	($)
Common Stock 98.8% of net assets

Australia 7.5%

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	48,384	923,660
Bank of Queensland Ltd.	4,608	43,710
Bendigo & Adelaide Bank Ltd.	9,024	64,869
Commonwealth Bank of Australia	31,488	1,391,206
National Australia Bank Ltd.	43,776	919,559
Westpac Banking Corp.	59,904	1,188,266
		4,531,270

Capital Goods 0.1%
CSR Ltd.	19,392	27,863
GWA International Ltd.	16,800	44,148
Leighton Holdings Ltd.	2,208	61,187
		133,198

Commercial & Professional Services 0.1%
Brambles Ltd.	33,504	185,745
Downer EDI Ltd.	9,408	50,323
Spotless Group Ltd.	14,880	28,003
		264,071

Consumer Durables & Apparel 0.0%
Billabong International Ltd.	5,184	44,472

Consumer Services 0.2%
Aristocrat Leisure Ltd.	10,464	35,836
Crown Ltd.	13,056	85,220
Flight Centre Ltd.	1,824	25,358
TABCORP Holdings Ltd.	26,208	148,184
Tatts Group Ltd.	76,896	155,140
		449,738

Diversified Financials 0.2%
ASX Ltd.	4,320	114,000
Challenger Financial Services Group Ltd.	9,024	28,686
IOOF Holdings Ltd.	8,160	43,717
Macquarie Group Ltd.	5,760	215,329
Perpetual Ltd.	672	17,546
		419,278

Energy 0.4%
New Hope Corp., Ltd.	7,680	28,776
Origin Energy Ltd.	18,624	235,708
Paladin Energy Ltd. *	13,248	43,461
Santos Ltd.	17,280	182,371
Woodside Petroleum Ltd.	10,377	382,299
WorleyParsons Ltd.	3,840	81,575
		954,190

Food & Staples Retailing 0.6%
AWB Ltd. *	22,560	18,646
Metcash Ltd.	29,664	99,327
Wesfarmers Ltd.	19,200	470,372
Wesfarmers Ltd., Price Protected Shares	4,128	100,920
Woolworths Ltd.	27,264	610,379
		1,299,644

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	19,008	174,666
Foster’s Group Ltd.	51,648	240,801
Goodman Fielder Ltd.	48,960	56,444
		471,911

Health Care Equipment & Services 0.1%
Ansell Ltd.	768	8,145
Cochlear Ltd.	768	47,649
Sigma Pharmaceuticals Ltd.	35,136	14,892
Sonic Healthcare Ltd.	6,048	51,525
		122,211

Insurance 0.4%
AMP Ltd.	37,152	177,940
AXA Asia Pacific Holdings Ltd.	24,096	119,493
Insurance Australia Group Ltd.	49,344	152,675
QBE Insurance Group Ltd.	13,728	228,322
Suncorp-Metway Ltd.	12,960	89,428
Tower Australia Group Ltd.	7,296	14,040
		781,898

Materials 1.8%
Adelaide Brighton Ltd.	10,848	25,013
Alumina Ltd.	40,896	58,242
Amcor Ltd.	35,808	186,983
BHP Billiton Ltd.	65,760	2,172,372
BlueScope Steel Ltd. *	37,920	74,254
Boral Ltd.	11,424	54,328
Fortescue Metals Group Ltd. *	44,064	156,509
Iluka Resources Ltd. *	21,984	87,588
Incitec Pivot Ltd.	37,248	95,041
Newcrest Mining Ltd.	10,752	292,028
OneSteel Ltd.	24,000	65,510
Orica Ltd.	6,624	142,288
OZ Minerals Ltd. *	52,704	48,698
Rio Tinto Ltd.	8,736	505,056
Sims Metal Management Ltd.	4,416	75,955
		4,039,865

1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Media 0.0%
APN News & Media Ltd.	2,688	5,013
Consolidated Media Holdings Ltd.	14,688	38,598
Fairfax Media Ltd.	6,528	8,301
Ten Network Holdings Ltd. *	11,040	16,565
West Australian Newspapers Holdings Ltd.	96	553
		69,030

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	12,864	342,411

Real Estate 0.6%
Australand Property Group	9,792	20,337
CFS Retail Property Trust	81,024	132,904
Charter Hall Office REIT	89,760	20,164
Commonwealth Property Office Fund	108,960	86,823
Dexus Property Group	118,368	77,764
Goodman Group	94,272	49,547
GPT Group	40,872	92,854
Lend Lease Group	13,577	89,312
Mirvac Group	62,112	67,921
Stockland	56,160	183,762
Westfield Group	52,128	565,618
		1,387,006

Retailing 0.0%
Harvey Norman Holdings Ltd.	22,368	65,417

Software & Services 0.1%
Computershare Ltd.	13,728	126,497

Telecommunication Services 0.1%
Telstra Corp., Ltd.	77,568	193,975

Transportation 0.2%
Asciano Group *	47,040	63,801
Intoll Group	70,848	62,460
Macquarie Atlas Roads Group *	14,140	9,769
MAP Group	26,400	61,991
Qantas Airways Ltd. *	29,760	61,808
Toll Holdings Ltd.	23,040	121,873
Transurban Group	46,464	172,123
		553,825

Utilities 0.1%
AGL Energy Ltd.	12,096	138,529
SP Ausnet	73,152	52,709
		191,238
		16,441,145

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	5,385	193,770
Raiffeisen International Bank Holding AG	2,784	120,124
		313,894

Capital Goods 0.0%
Strabag SE	1,056	25,081

Energy 0.1%
OMV AG	3,456	114,642

Insurance 0.0%
Vienna Insurance Group AG	864	36,342

Materials 0.1%
Voestalpine AG	3,552	100,305

Real Estate 0.0%
Immofinanz AG *	17,720	54,847

Telecommunication Services 0.0%
Telekom Austria AG	4,224	53,807

Utilities 0.0%
EVN AG	1,536	20,835
Verbund AG	1,344	43,771
		64,606
		763,524

Belgium 0.8%

Banks 0.1%
Dexia S.A. *	11,520	49,252
KBC GROEP N.V. *	4,128	161,952
		211,204

Diversified Financials 0.1%
Compagnie Nationale a Portefeuille/Nationale Portefeuille Maatschappij	672	29,368
Groupe Bruxelles Lambert S.A.	1,728	125,232
		154,600

Food & Staples Retailing 0.1%
Colruyt S.A.	384	87,651
Delhaize Group	2,304	185,472
		273,123

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	14,976	722,640

Insurance 0.1%
Ageas *	48,672	125,562

Materials 0.1%
Solvay S.A.	672	58,944
Umicore	1,632	49,598
		108,542

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	2,784	92,127

Telecommunication Services 0.0%
Belgacom S.A.	2,304	71,697
		1,759,495

Canada 8.4%

Banks 2.2%
Bank of Montreal	9,600	563,256
Bank of Nova Scotia	19,200	876,744
Canadian Imperial Bank of Commerce	9,600	651,624
Royal Bank of Canada	28,800	1,516,957
The Toronto-Dominion Bank	19,200	1,314,569
		4,923,150

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Capital Goods 0.2%
Bombardier, Inc., B Shares	67,200	312,484
Finning International, Inc.	9,600	160,669
		473,153

Energy 2.3%
Cameco Corp.	9,600	234,431
Canadian Natural Resources Ltd.	19,200	668,422
Cenovus Energy, Inc.	19,200	517,246
Enbridge, Inc.	9,600	431,434
EnCana Corp.	19,200	592,104
Husky Energy, Inc.	9,600	240,365
Imperial Oil Ltd.	9,600	364,701
Nexen, Inc.	9,600	209,692
Suncor Energy, Inc.	28,800	878,570
Talisman Energy, Inc.	19,200	327,364
TransCanada Corp.	19,200	637,383
		5,101,712

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	9,600	264,009

Insurance 0.8%
Great-West Lifeco, Inc.	9,600	237,079
Manulife Financial Corp.	38,400	641,947
Power Corp. of Canada	9,600	250,772
Power Financial Corp.	9,600	267,752
Sun Life Financial, Inc.	9,600	271,404
		1,668,954

Materials 1.4%
Barrick Gold Corp.	19,200	807,912
Goldcorp, Inc.	19,200	827,083
Kinross Gold Corp.	9,600	165,599
Potash Corp. of Saskatchewan, Inc.	9,600	953,336
Teck Resources Ltd., Class B *	9,600	326,816
Yamana Gold, Inc.	9,600	103,248
		3,183,994

Media 0.2%
Shaw Communications, Inc., B Shares	9,600	175,641
Thomson Reuters Corp.	9,600	339,962
		515,603

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	9,600	229,319
Brookfield Properties Corp.	19,200	281,354
		510,673

Software & Services 0.1%
CGI Group, Inc., A Shares *	9,600	150,171

Technology Hardware & Equipment 0.3%
Research In Motion Ltd. *	9,600	582,335

Telecommunication Services 0.3%
BCE, Inc.	9,600	279,985
Rogers Communications, Inc., B Shares	9,600	326,634
		606,619

Transportation 0.3%
Canadian National Railway Co.	9,600	551,388
		18,531,761

China 0.5%

Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	48,000	167,995

Food, Beverage & Tobacco 0.3%
China Huiyuan Juice Group Ltd.	48,000	32,489
China Yurun Food Group Ltd.	96,000	256,462
People’s Food Holdings Ltd.	96,000	41,052
Want Want China Holdings Ltd.	288,000	217,500
		547,503

Materials 0.0%
Fosun International	48,000	31,626

Real Estate 0.0%
Shui On Land Ltd.	96,000	41,675
Soho China Ltd.	48,000	25,400
		67,075

Retailing 0.0%
Parkson Retail Group Ltd.	48,000	74,596

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	576,000	49,566

Software & Services 0.1%
Alibaba.com Ltd.	48,000	94,817

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	96,000	71,760
		1,104,938

Denmark 0.8%

Banks 0.1%
Danske Bank A/S *	15,168	308,969

Capital Goods 0.1%
FLSmidth & Co. A/S	1,056	66,352
Rockwool International A/S, B Shares	96	8,481
Vestas Wind Systems A/S *	4,224	203,588
		278,421

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	2,016	153,737
Danisco A/S	576	34,139
		187,876

Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	288	29,690

Insurance 0.0%
Trygvesta A/S	480	26,134

Materials 0.1%
Novozymes A/S, B Shares	864	92,651

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
H. Lundbeck A/S	1,056	15,568
Novo Nordisk A/S, B Shares	10,272	795,923
		811,491
		1,735,232

3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Finland 1.2%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	3,936	91,832

Capital Goods 0.2%
Kone Oyj, B Shares	4,608	181,040
Metso Oyj	1,344	42,461
Wartsila Oyj	3,648	156,774
		380,275

Energy 0.0%
Neste Oil Oyj	4,032	62,399

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	2,880	94,363

Insurance 0.1%
Sampo Oyj, A Shares	13,632	289,978

Materials 0.2%
Outokumpu Oyj	4,128	66,583
Rautaruukki Oyj	3,072	49,209
Stora Enso Oyj, R Shares	15,936	118,892
UPM-Kymmene Oyj	12,768	164,534
		399,218

Media 0.0%
Sanoma Oyj	1,440	25,180

Technology Hardware & Equipment 0.4%
Nokia Oyj	86,880	889,230

Utilities 0.1%
Fortum Oyj	12,768	290,020
		2,522,495

France 8.5%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	2,592	173,688
PSA Peugeot S.A. *	4,032	97,179
Renault S.A. *	4,896	176,024
		446,891

Banks 0.9%
BNP Paribas	20,256	1,173,250
Credit Agricole S.A.	1,728	18,997
Natixis *	19,392	86,183
Societe Generale	14,784	648,108
		1,926,538

Capital Goods 1.1%
Alstom S.A.	5,568	266,889
Bouygues S.A.	5,280	224,435
Compagnie de Saint-Gobain	10,368	401,714
Eiffage S.A.	1,248	55,311
Legrand S.A.	1,248	36,920
Safran S.A.	3,936	106,538
Schneider Electric S.A.	4,800	482,409
Thales S.A.	1,440	48,771
Vallourec S.A.	1,152	215,290
Vinci S.A.	9,696	439,884
Wendel	672	36,793
		2,314,954

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	1,440	75,913
Societe BIC S.A.	864	60,943
		136,856

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	1,824	174,903
Hermes International	1,728	226,300
LVMH Moet Hennessy Louis Vuitton S.A.	7,968	844,228
		1,245,431

Consumer Services 0.2%
Accor S.A.	5,760	275,701
Sodexo	3,648	206,910
		482,611

Diversified Financials 0.0%
Eurazeo	768	46,685

Energy 1.1%
Compagnie Generale De Geophysique-Veritas *	3,072	70,442
Technip S.A.	2,112	138,789
Total S.A.	48,096	2,261,772
		2,471,003

Food & Staples Retailing 0.3%
Carrefour S.A.	15,264	636,399
Casino Guichard Perrachon S.A.	1,248	96,232
		732,631

Food, Beverage & Tobacco 0.4%
Danone S.A.	11,808	610,909
Pernod Ricard S.A.	4,530	342,432
		953,341

Health Care Equipment & Services 0.1%
Essilor International S.A.	3,456	197,917

Household & Personal Products 0.2%
L’Oreal S.A.	5,184	486,928

Insurance 0.4%
AXA S.A.	43,601	726,656
CNP Assurances	864	60,720
Euler Hermes S.A. *	288	18,318
SCOR SE	3,360	65,341
		871,035

Materials 0.4%
Air Liquide S.A.	5,120	502,068
Ciments Francais S.A.	96	7,710
Eramet	192	53,331
Imerys S.A.	384	20,007
Lafarge S.A.	4,320	249,686
		832,802

Media 0.4%
Eutelsat Communications	1,248	40,829
JC Decaux S.A. *	1,056	25,295
Lagardere S.C.A.	2,496	80,242
PagesJaunes Groupe	2,016	23,292
Publicis Groupe	2,592	107,684

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Societe Television Francaise 1	3,072	43,944
Vivendi	24,576	537,627
		858,913

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Ipsen S.A.	192	8,061
Sanofi-Aventis	19,584	1,183,713
		1,191,774

Real Estate 0.2%
Gecina S.A.	480	39,835
ICADE	192	15,719
Klepierre	1,728	46,432
Unibail-Rodamco SE	1,824	282,958
		384,944

Retailing 0.1%
PPR	1,920	229,260

Software & Services 0.1%
Atos Origin S.A. *	1,248	55,057
Cap Gemini S.A.	2,784	128,020
Dassault Systemes S.A.	960	55,687
		238,764

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	54,528	140,870

Telecommunication Services 0.3%
France Telecom S.A.	36,192	695,561

Transportation 0.0%
Air France-KLM *	1,920	23,435

Utilities 0.8%
EDF Energies Nouvelles S.A.	480	17,429
Electricite de France	6,528	290,203
GDF Suez	33,504	1,057,056
Suez Environnement S.A.	7,872	137,068
Veolia Environnement	10,080	261,095
		1,762,851
		18,671,995

Germany 6.4%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	6,816	316,664
Daimler AG — Reg’d *	22,080	1,097,287
Volkswagen AG	480	40,943
		1,454,894

Banks 0.1%
Commerzbank AG *	19,776	141,565
Deutsche Postbank AG *	2,112	64,355
		205,920

Capital Goods 1.0%
GEA Group AG	4,128	82,720
Hochtief AG	1,248	80,473
MAN SE	3,072	262,563
Siemens AG — Reg’d	18,816	1,704,257
		2,130,013

Consumer Durables & Apparel 0.1%
Adidas AG	4,608	229,794
Puma AG Rudolf Dassler Sport	192	54,456
		284,250

Consumer Services 0.0%
TUI AG *	7,776	69,616

Diversified Financials 0.5%
Deutsche Bank AG — Reg’d	13,440	803,403
Deutsche Boerse AG	4,320	266,227
		1,069,630

Food & Staples Retailing 0.1%
Metro AG	4,512	237,776

Health Care Equipment & Services 0.1%
Celesio AG	1,152	28,952
Fresenius Medical Care AG & Co. KGaA	3,456	173,262
Fresenius SE	288	18,269
		220,483

Household & Personal Products 0.1%
Beiersdorf AG	1,056	57,414
Henkel AG & Co. KGaA	1,632	65,205
		122,619

Insurance 0.7%
Allianz SE — Reg’d	9,216	926,565
Generali Deutschland Holding AG	192	20,459
Hannover Rueckversicherung AG — Reg’d	1,248	53,779
Muenchener Rueckversicherungs — Gesellschaft AG — Reg’d	3,936	501,628
		1,502,431

Materials 0.8%
BASF SE	14,880	786,267
HeidelbergCement AG	4,032	214,644
K&S AG	3,848	175,974
Lanxess AG	1,536	62,638
Linde AG	2,400	247,212
Salzgitter AG	960	61,843
ThyssenKrupp AG	7,680	208,590
Wacker Chemie AG	288	35,959
		1,793,127

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG	16,992	955,384
Merck KGaA	1,248	91,107
		1,046,491

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	19,680	111,004

Software & Services 0.4%
SAP AG	20,064	858,298

Telecommunication Services 0.3%
Deutsche Telekom AG — Reg’d	61,632	695,718

Transportation 0.1%
Deutsche Lufthansa AG — Reg’d *	3,552	47,437
Deutsche Post AG — Reg’d	16,896	251,899
Fraport AG	192	8,854
Hamburger Hafen und Logistik AG	192	6,126
		314,316

5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Utilities 0.8%
E.ON AG	40,320	1,234,812
RWE AG	8,160	591,273
		1,826,085
		13,942,671

Greece 0.1%

Banks 0.1%
Alpha Bank A.E. ADR *	48,000	72,000
National Bank of Greece S.A. ADR *	76,800	188,160
		260,160
		260,160

Hong Kong 3.1%

Banks 0.4%
BOC Hong Kong Holdings Ltd.	96,000	216,020
Dah Sing Banking Group Ltd. *	79,200	98,162
Hang Seng Bank Ltd.	19,200	257,695
The Bank of East Asia Ltd.	57,600	207,142
		779,019

Capital Goods 0.4%
CITIC Resources Holdings Ltd. *	192,000	36,003
Hutchison Whampoa Ltd.	96,000	602,932
Johnson Electric Holdings Ltd. *	110,000	54,393
Melco International Development Ltd. *	17,000	6,659
Noble Group Ltd.	146,181	181,281
		881,268

Consumer Durables & Apparel 0.0%
C C Land Holdings Ltd.	96,000	31,688
Hutchison Harbour Ring Ltd.	192,000	17,508
Techtronic Industries Co., Ltd.	48,000	42,230
		91,426

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	192,000	40,196
Galaxy Entertainment Group Ltd. *	96,000	42,168
The Hongkong & Shanghai Hotels Ltd.	48,000	75,212
		157,576

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	28,800	447,206

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd. *	96,000	276,190

Household & Personal Products 0.3%
Hengan International Group Co., Ltd.	96,000	692,324

Materials 0.0%
Lee & Man Paper Manufacturing Ltd.	102,400	77,728

Real Estate 1.1%
Cheung Kong (Holdings) Ltd.	10,000	113,538
Hongkong Land (Holdings) Ltd.	96,000	456,960
Hopewell Holdings Ltd.	48,000	130,697
Kerry Properties Ltd.	4,000	16,723
Kowloon Development Co., Ltd.	25,000	25,976
New World Development Co., Ltd.	96,000	154,864
Sino Land Co., Ltd.	30,000	50,244
Sun Hung Kai Properties Ltd.	96,000	1,281,077
The Link REIT	48,000	114,791
		2,344,870

Retailing 0.2%
Belle International Holdings Ltd.	96,000	130,450
Esprit Holdings Ltd.	28,948	165,078
GOME Electrical Appliances Holdings Ltd. *	480,000	149,192
Lifestyle International Holdings Ltd.	48,000	89,392
		534,112

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	9,600	76,199

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	192,000	117,134

Transportation 0.2%
Hopewell Highway Infrastructure Ltd.	480,000	316,878
		6,791,930

Ireland 0.4%

Banks 0.0%
Allied Irish Banks plc *	17,856	22,900
The Governor & Company of the Bank of Ireland *	17,472	15,836
		38,736

Commercial & Professional Services 0.1%
Experian plc	18,912	169,122

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	2,208	60,582

Materials 0.2%
CRH plc	15,168	340,832

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	14,592	82,359
Shire plc	10,080	207,099
		289,458

Transportation 0.0%
Ryanair Holdings plc *	10,272	41,674
		940,404

Israel 0.7%

Banks 0.1%
Bank Hapoalim B.M. *	17,280	65,710
Bank Leumi Le-Israel *	9,600	39,560
		105,270

Capital Goods 0.1%
Delek Group Ltd.	96	19,442
Elbit Systems Ltd.	672	34,563
Koor Industries Ltd.	288	5,641
Ormat Industries Ltd.	5,088	35,100
		94,746

Energy 0.0%
Oil Refineries Ltd.	13,728	7,018
Paz Oil Co., Ltd.	96	13,440
		20,458

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	672	9,806
Strauss Group Ltd.	1,152	16,886
		26,692

Materials 0.1%
Israel Chemicals Ltd.	7,680	84,729
Makhteshim-Agan Industries Ltd.	6,432	23,066
The Israel Corp., Ltd. *	96	67,353
		175,148

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	17,280	944,188

Retailing 0.0%
Delek Automotive Systems Ltd.	576	6,460

Software & Services 0.0%
NICE Systems Ltd. *	192	5,729

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	28,800	64,974
		1,443,665

Italy 2.6%

Automobiles & Components 0.0%
Fiat S.p.A.	4,128	44,643
Pirelli & C S.p.A.	107,808	56,169
		100,812

Banks 0.7%
Banca Carige S.p.A.	13,728	26,764
Banca Monte dei Paschi di Siena S.p.A. *	54,912	60,876
Banca Popolare di Milano Scarl	8,064	34,233
Banco Popolare Societa Cooperatira	13,728	75,967
Intesa Sanpaolo	178,752	473,369
UniCredit S.p.A.	382,491	807,969
Unione di Banche Italiane S.c.p.A.	12,768	115,095
		1,594,273

Capital Goods 0.0%
Finmeccanica S.p.A.	8,544	89,504

Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	2,400	17,091
Bulgari S.p.A.	4,320	32,603
Luxottica Group S.p.A.	3,744	89,522
		139,216

Consumer Services 0.0%
Autogrill S.p.A. *	4,416	49,228
Lottomatica S.p.A.	3,264	48,783
		98,011

Diversified Financials 0.0%
EXOR S.p.A.	1,824	29,398
Mediobanca S.p.A. *	9,312	70,908
		100,306

Energy 0.6%
Eni S.p.A.	54,624	1,033,970
Saipem S.p.A.	6,720	210,567
Saras S.p.A. *	6,144	12,410
		1,256,947

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	22,560	54,499

Insurance 0.3%
Assicurazioni Generali S.p.A.	31,776	583,067
Fondiaria-Sai S.p.A.	2,016	20,075
Fondiaria-Sai S.p.A. — RSP	768	5,285
Mediolanum S.p.A.	3,744	15,582
Unipol Gruppo Finanziario S.p.A.	17,184	14,621
		638,630

Materials 0.0%
Buzzi Unicem S.p.A.	1,152	12,842
Italcementi S.p.A.	576	4,936
Italcementi S.p.A. — RSP	1,248	5,833
		23,611

Media 0.1%
Mediaset S.p.A.	17,088	106,836

Telecommunication Services 0.2%
Telecom Italia S.p.A.	240,960	288,077
Telecom Italia S.p.A. — RSP	86,496	80,797
		368,874

Transportation 0.1%
Atlantia S.p.A.	6,720	125,296

Utilities 0.5%
A2A S.p.A.	37,344	55,353
Edison S.p.A.	18,720	21,919
Enel S.p.A.	146,688	678,331
Snam Rete Gas S.p.A.	32,736	132,812
Terna-Rete Elettrica Nazionale S.p.A.	30,048	113,014
		1,001,429
		5,698,244

Japan 18.7%

Automobiles & Components 1.9%
Bridgestone Corp.	9,600	155,707
Denso Corp.	9,600	259,054
Honda Motor Co., Ltd.	28,800	879,771
Isuzu Motors Ltd.	6,000	18,738
Mazda Motor Corp.	10,000	25,951
Mitsubishi Motors Corp. *	96,000	123,510
NHK Spring Co., Ltd.	5,000	47,449
Nissan Motor Co., Ltd. *	48,000	349,417
Nok Corp.	9,600	154,651
Sumitomo Rubber Industries Ltd.	9,600	85,824
Suzuki Motor Corp.	9,600	192,971
Takata Corp.	2,000	44,821
Toyota Motor Corp.	48,000	1,741,808
Yamaha Motor Co., Ltd. *	9,600	140,295
		4,219,967

Banks 1.5%
Aozora Bank Ltd. *	96,000	121,399
Hokuhoku Financial Group, Inc.	96,000	174,181
Mitsubishi UFJ Financial Group, Inc.	240,000	1,171,761
Mizuho Financial Group, Inc.	211,200	385,520
Mizuho Trust & Banking Co., Ltd.	96,000	82,340

7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Resona Holdings, Inc.	19,200	242,797
Sapporo Hokuyo Holdings, Inc.	19,200	70,728
Shinsei Bank Ltd. *	96,000	98,175
Sumitomo Mitsui Financial Group, Inc.	28,800	863,937
		3,210,838

Capital Goods 2.4%
COMSYS Holdings Corp.	9,600	80,862
Daikin Industries Ltd.	9,600	324,082
Fanuc Ltd.	9,600	1,018,694
Hitachi Construction Machinery Co., Ltd.	500	10,215
IHI Corp. *	96,000	165,736
JS Group Corp.	9,600	185,265
JTEKT Corp.	9,600	100,814
Kawasaki Heavy Industries Ltd.	96,000	276,578
Komatsu Ltd.	28,800	542,811
Mitsubishi Corp.	28,800	656,820
Mitsubishi Electric Corp. *	2,000	16,428
Mitsubishi Heavy Industries Ltd.	96,000	352,584
Mitsui & Co., Ltd.	28,800	418,350
Sojitz Corp.	48,000	79,701
Sumitomo Corp.	28,800	315,742
Sumitomo Electric Industries Ltd.	19,200	228,652
THK Co., Ltd.	9,600	196,877
Toyota Tsusho Corp.	9,600	134,172
Ushio, Inc.	9,600	150,007
		5,254,390

Commercial & Professional Services 0.2%
Kokuyo Co., Ltd.	9,600	82,973
Secom Co., Ltd.	9,600	414,867
		497,840

Consumer Durables & Apparel 0.9%
Haseko Corp. *	48,000	46,976
Makita Corp.	9,600	265,283
NAMCO BANDAI Holdings, Inc.	9,600	86,246
Panasonic Corp.	57,600	741,060
Sanyo Electric Co., Ltd. *	96,000	140,400
Sega Sammy Holdings, Inc.	9,600	122,243
Sony Corp.	19,200	599,182
Sumitomo Forestry Co., Ltd.	9,600	76,112
		2,077,502

Diversified Financials 0.8%
Acom Co., Ltd.	2,880	38,510
Credit Saison Co., Ltd.	9,600	110,103
Daiwa Securities Group, Inc.	96,000	433,868
Matsui Securities Co., Ltd.	9,600	64,500
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,920	72,417
Monex Group, Inc.	96	40,062
Nomura Holdings, Inc.	76,800	478,839
ORIX Corp.	3,840	295,579
Promise Co., Ltd. *	9,600	66,611
SBI Holdings, Inc.	576	99,188
Takefuji Corp.	8,640	26,127
		1,725,804

Energy 0.1%
JX Holdings, Inc. *	41,800	224,306
Showa Shell Sekiyu K.K.	9,600	67,878
		292,184

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	19,200	199,094
Seven & I Holdings Co., Ltd.	19,200	443,791
Uny Co., Ltd.	9,600	73,367
		716,252

Food, Beverage & Tobacco 0.4%
Asahi Breweries Ltd.	9,600	160,352
Japan Tobacco, Inc.	96	303,286
Kagome Co., Ltd.	9,600	157,924
Kewpie Corp.	9,600	102,608
Yakult Honsha Co., Ltd.	9,600	235,619
		959,789

Insurance 0.9%
Mitsui Sumitomo Insurance Group Holdings, Inc.	19,200	472,716
Sony Financial Holdings, Inc.	96	324,082
T&D Holdings, Inc.	9,600	225,379
The Dai-ichi Life Insurance Co., Ltd.	192	312,681
Tokio Marine Holdings, Inc.	19,200	534,999
		1,869,857

Materials 1.4%
Hitachi Chemical Co., Ltd.	9,600	187,904
JFE Holdings, Inc.	9,600	319,331
JSR Corp.	9,600	174,920
Kobe Steel Ltd. *	96,000	195,294
Mitsubishi Chemical Holdings Corp.	48,000	226,963
Nippon Steel Corp.	96,000	334,638
Nitto Denko Corp.	9,600	343,611
Shin-Etsu Chemical Co., Ltd.	9,600	489,290
Showa Denko K.K.	96,000	191,071
Sumitomo Metal Industries Ltd.	96,000	241,742
Tokyo Steel Manufacturing Co., Ltd.	9,600	106,936
Toyo Seikan Kaisha Ltd.	9,600	149,795
		2,961,495

Media 0.2%
Dentsu, Inc.	9,600	245,964
Hakuhodo DY Holdings, Inc.	1,920	98,175
Toho Co., Ltd.	9,600	150,429
		494,568

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	9,600	304,552
Chugai Pharmaceutical Co., Ltd.	9,600	166,686
Daiichi Sankyo Co., Ltd.	9,600	167,214
Dainippon Sumitomo Pharma Co., Ltd.	9,600	75,162
Eisai Co., Ltd.	9,600	314,581
Takeda Pharmaceutical Co., Ltd.	9,600	395,865
		1,424,060

Real Estate 0.3%
Leopalace21 Corp. *	19,200	77,062
Mitsubishi Estate Co., Ltd.	2,000	30,965
Mitsui Fudosan Co., Ltd.	3,000	45,854
NTT Urban Development Corp.	96	79,912
Sumitomo Real Estate Sales Co., Ltd.	960	43,862
Sumitomo Realty & Development Co., Ltd.	2,000	35,936
Tokyo Tatemono Co., Ltd.	96,000	356,807
		670,398

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retailing 0.2%
Isetan Mitsukoshi Holdings Ltd.	19,200	197,616
USS Co., Ltd.	960	63,022
Yamada Denki Co., Ltd.	3,840	268,977
		529,615

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	9,600	216,829
Elpida Memory, Inc. *	9,600	173,442
Sumco Corp. *	9,600	174,814
Tokyo Electron Ltd.	9,600	567,935
		1,133,020

Software & Services 0.5%
KONAMI Corp.	9,600	159,824
Nintendo Co., Ltd.	500	147,130
Nomura Research Institute Ltd.	9,600	217,356
NTT Data Corp.	96	354,168
Yahoo! Japan Corp.	480	168,639
		1,047,117

Technology Hardware & Equipment 2.0%
Alps Electric Co., Ltd. *	9,600	85,507
Brother Industries Ltd.	9,600	105,986
Canon, Inc.	28,800	1,184,429
FUJIFILM Holdings Corp.	9,600	285,445
Hitachi Ltd. *	96,000	390,587
Hoya Corp.	9,600	229,708
Kyocera Corp.	9,600	842,402
Murata Manufacturing Co., Ltd.	9,600	471,872
OMRON Corp.	9,600	201,205
Toshiba Corp. *	96,000	497,207
Yokogawa Electric Corp.	9,600	67,350
		4,361,698

Telecommunication Services 0.8%
KDDI Corp.	96	440,202
Nippon Telegraph & Telephone Corp.	9,600	392,698
NTT DoCoMo, Inc.	384	576,380
SOFTBANK Corp.	9,600	233,086
		1,642,366

Transportation 1.2%
All Nippon Airways Co., Ltd.	96,000	287,134
Central Japan Railway Co.	96	764,284
East Japan Railway Co.	9,600	612,272
Kintetsu Corp.	96,000	282,912
Tokyu Corp.	96,000	381,087
West Japan Railway Co.	96	338,333
		2,666,022

Utilities 1.5%
Chubu Electric Power Co., Inc.	9,600	221,685
Electric Power Development Co., Ltd.	9,600	284,601
Hokkaido Electric Power Co., Inc.	9,600	194,027
Hokuriku Electric Power Co.	9,600	194,660
Kyushu Electric Power Co., Inc.	9,600	195,927
Osaka Gas Co., Ltd.	96,000	326,193
Shikoku Electric Power Co., Inc.	9,600	252,720
The Chugoku Electric Power Co., Inc.	9,600	180,937
The Kansai Electric Power Co., Inc.	19,200	439,569
The Tokyo Electric Power Co., Inc.	19,200	475,883
Tohoku Electric Power Co., Inc.	9,600	190,015
Tokyo Gas Co., Ltd.	96,000	420,145
		3,376,362
		41,131,144

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	8,064	151,847

Materials 0.3%
ArcelorMittal	22,560	687,707

Media 0.1%
RTL Group	192	14,059
SES	6,432	134,838
		148,897
		988,451

Netherlands 3.6%

Capital Goods 0.3%
Koninklijke (Royal) Philips Electronics N.V.	20,928	630,087

Commercial & Professional Services 0.1%
Randstad Holding N.V. *	3,840	161,355

Diversified Financials 0.3%
ING Groep N.V. CVA *	75,170	599,187

Energy 1.5%
Fugro N.V. CVA	1,632	85,230
Royal Dutch Shell plc, A Shares	69,408	1,829,445
Royal Dutch Shell plc, B Shares	53,088	1,344,403
SBM Offshore N.V.	3,168	50,903
		3,309,981

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	27,840	352,750

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	1,440	53,663
Heineken N.V.	3,648	156,886
Unilever N.V. CVA	29,472	811,185
		1,021,734

Insurance 0.1%
AEGON N.V. *	38,688	221,413

Materials 0.2%
Akzo Nobel N.V.	4,416	226,482
James Hardie Industries N.V. CDI *	10,272	64,436
Koninklijke DSM N.V.	3,552	142,355
		433,273

Media 0.1%
Reed Elsevier N.V.	13,344	140,708
Wolters Kluwer N.V.	5,760	106,793
		247,501

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	4,512	94,977

Real Estate 0.0%
Corio N.V.	1,536	73,492

9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,320	123,165
STMicroelectronics N.V.	5,760	45,544
		168,709

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	30,528	400,361

Transportation 0.1%
TNT N.V.	5,856	148,615
		7,863,435

New Zealand 0.2%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	33,984	67,771

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,512	36,288

Materials 0.1%
Fletcher Building Ltd.	32,832	180,832

Media 0.0%
Sky Network Television Ltd.	11,616	37,032

Real Estate 0.0%
Kiwi Income Property Trust	48,960	30,553

Retailing 0.0%
The Warehouse Group Ltd.	9,312	21,981

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	38,208	48,205

Transportation 0.1%
Air New Zealand Ltd.	12,960	10,461
Auckland International Airport Ltd.	55,680	71,003
		81,464

Utilities 0.0%
Vector Ltd.	192	272
		504,398

Norway 0.8%

Banks 0.1%
DnB NOR A.S.A.	20,208	203,258

Capital Goods 0.1%
Orkla A.S.A.	19,200	133,892

Energy 0.4%
Seadrill Ltd.	9,600	197,869
Statoil A.S.A.	28,800	580,248
		778,117

Insurance 0.0%
Storebrand A.S.A. *	19,200	104,442

Materials 0.1%
Norsk Hydro A.S.A.	19,200	116,970
Yara International A.S.A.	4,800	143,244
		260,214

Telecommunication Services 0.1%
Telenor A.S.A. *	19,200	237,948
		1,717,871

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	29,856	140,718

Portugal 0.3%

Banks 0.0%
Banco BPI S.A. — Reg’d	11,328	22,295
Banco Comercial Portugues S.A. — Reg’d	86,880	68,567
		90,862

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	6,528	98,331

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	14,688	135,717

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	3,264	17,171

Media 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	6,912	27,463

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. — Reg’d	10,944	112,148

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	5,184	30,940

Utilities 0.1%
EDP — Energias de Portugal S.A.	67,872	211,836
		724,468

Republic of Korea 3.7%

Banks 0.7%
KB Financial Group, Inc. ADR *	19,200	767,616
Shinhan Financial Group Co., Ltd. ADR	9,600	673,056
		1,440,672

Materials 0.8%
POSCO ADR	19,200	1,850,304

Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co., Ltd. GDR Reg’d	7,680	2,505,600

Technology Hardware & Equipment 0.4%
LG Display Co., Ltd. ADR	48,000	858,720

Telecommunication Services 0.5%
KT Corp. ADR	28,800	535,968
SK Telecom Co., Ltd. ADR	28,800	447,840
		983,808

Utilities 0.2%
Korea Electric Power Corp. ADR *	38,400	517,632
		8,156,736

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Singapore 1.3%

Banks 0.3%
Oversea-Chinese Banking Corp., Ltd.	96,000	571,991

Capital Goods 0.1%
Singapore Technologies Engineering Ltd.	96,000	212,786
Yangzijiang Shipbuilding Holdings Ltd.	96,000	86,209
		298,995

Food & Staples Retailing 0.1%
Olam International Ltd.	96,000	159,419

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	288,000	103,656
Wilmar International Ltd.	96,000	395,467
		499,123

Health Care Equipment & Services 0.0%
Parkway Holdings Ltd.(a)	25,000	56,660

Real Estate 0.3%
Allgreen Properties Ltd.	25,000	18,174
CapitaCommercial Trust	96,000	77,315
Capitaland Ltd.	96,000	244,259
CapitaMall Trust	96,000	125,893
Keppel Land Ltd.	33,000	81,612
		547,253

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	192,000	392,730

Transportation 0.1%
ComfortDelGro Corp., Ltd.	96,000	99,209
Neptune Orient Lines Ltd. *	96,000	127,945
Singapore Post Ltd.	96,000	75,946
		303,100
		2,829,271

Spain 3.2%

Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	49,632	527,882
Banco de Sabadell S.A.	25,124	107,568
Banco de Valencia S.A.	4,512	20,476
Banco Espanol de Credito S.A.	2,112	17,153
Banco Popular Espanol S.A.	22,752	116,884
Banco Santander S.A.	167,040	1,730,278
Bankinter S.A.	3,360	19,478
		2,539,719

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	5,184	194,336
Fomento de Construcciones y Contratas S.A.	1,056	26,057
Zardoya Otis S.A.	2,784	36,288
		256,681

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	768	30,287
Criteria Caixacorp S.A.	25,728	110,472
		140,759

Energy 0.2%
Repsol YPF S.A.	25,152	521,072

Insurance 0.0%
Mapfre S.A.	20,565	57,490

Materials 0.0%
Acerinox S.A.	4,608	73,388

Media 0.0%
Gestevision Telecinco S.A.	2,208	22,613

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	4,608	52,772

Retailing 0.1%
Industria de Diseno Textil S.A.	4,896	275,099

Software & Services 0.0%
Indra Sistemas S.A.	3,072	54,285

Telecommunication Services 0.8%
Telefonica S.A.	86,976	1,683,896

Transportation 0.1%
Abertis Infraestructuras S.A.	5,088	73,660
Ferrovial S.A.	9,408	63,205
		136,865

Utilities 0.6%
Acciona S.A.	672	53,698
EDP Renovaveis S.A. *	11,232	64,766
Enagas	4,320	71,012
Endesa S.A.	2,400	55,581
Gas Natural SDG S.A.	10,272	150,863
Iberdrola Renovables S.A.	22,944	71,101
Iberdrola S.A.	108,576	731,042
Red Electrica Corporacion S.A.	1,440	57,241
		1,255,304
		7,069,943

Sweden 2.7%

Banks 0.6%
Nordea Bank AB	75,648	622,413
Skandinaviska Enskilda Banken AB, A Shares	42,912	222,070
Svenska Handelsbanken AB, A Shares	14,784	359,735
Swedbank AB, A Shares *	12,960	116,213
		1,320,431

Capital Goods 0.8%
AB SKF, B Shares	10,944	191,528
Alfa Laval AB	10,560	133,928
Assa Abloy AB, B Shares	10,368	208,803
Atlas Copco AB, A Shares	13,920	197,833
Atlas Copco AB, B Shares	8,352	108,161
Sandvik AB	17,856	210,187
Scania AB, B Shares	8,256	121,545
Skanska AB, B Shares	10,272	151,224
Volvo AB, A Shares *	11,424	114,307
Volvo AB, B Shares *	26,688	278,092
		1,715,608

11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Commercial & Professional Services 0.1%
Securitas AB, B Shares	19,392	173,024

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	3,840	85,655

Diversified Financials 0.2%
Industrivarden AB, A Shares	5,568	64,229
Industrivarden AB, C Shares	1,152	12,738
Investor AB, B Shares	15,648	252,709
		329,676

Food, Beverage & Tobacco 0.1%
Swedish Match AB	12,288	255,302

Materials 0.1%
Boliden AB	3,648	43,825
Holmen AB, B Shares	2,880	66,444
SSAB AB, A Shares	4,320	64,095
SSAB AB, B Shares	1,344	17,593
Svenska Cellulosa AB, B Shares	11,040	127,914
		319,871

Retailing 0.3%
Hennes & Mauritz AB, B Shares	9,888	557,708

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	65,472	661,363

Telecommunication Services 0.2%
Tele2 AB, B Shares	10,656	155,791
TeliaSonera AB	58,848	356,145
		511,936
		5,930,574

Switzerland 7.0%

Capital Goods 0.6%
ABB Ltd. — Reg’d *	49,248	845,443
Geberit AG — Reg’d	1,152	174,972
Schindler Holding AG	1,152	90,174
Schindler Holding AG — Reg’d	1,632	127,534
		1,238,123

Commercial & Professional Services 0.2%
Adecco S.A. — Reg’d	4,800	233,064
SGS S.A. — Reg’d	192	242,685
		475,749

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., A Shares	13,344	436,595
Swatch Group AG	864	226,105
Swatch Group AG — Reg’d	2,592	125,407
		788,107

Diversified Financials 1.0%
Credit Suisse Group AG — Reg’d	25,056	977,388
EFG International AG	384	5,325
GAM Holding Ltd. *	3,648	38,893
Julius Baer Group Ltd.	5,184	151,205
Pargesa Holding S.A.	1,248	83,563
UBS AG — Reg’d *	71,616	954,715
		2,211,089

Food, Beverage & Tobacco 1.6%
Nestle S.A. — Reg’d	76,224	3,457,393

Health Care Equipment & Services 0.0%
Sonova Holding AG — Reg’d	864	93,532

Insurance 0.4%
Baloise Holding AG — Reg’d	1,344	94,984
Swiss Life Holding AG — Reg’d *	576	61,559
Swiss Reinsurance Co., Ltd. — Reg’d	4,416	180,005
Zurich Financial Services AG	3,072	628,228
		964,776

Materials 0.8%
Givaudan S.A. — Reg’d	288	225,060
Holcim Ltd. — Reg’d *	4,128	261,957
Syngenta AG — Reg’d	2,400	532,688
Xstrata plc *	47,136	692,079
		1,711,784

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Lonza Group AG — Reg’d	1,536	101,055
Novartis AG — Reg’d	44,640	2,028,653
Roche Holding AG	14,400	1,981,874
		4,111,582

Telecommunication Services 0.1%
Swisscom AG — Reg’d	576	184,328

Transportation 0.0%
Kuehne & Nagel International AG — Reg’d	960	90,489

Utilities 0.0%
BKW FMB Energie AG	960	59,966
		15,386,918

United Kingdom 15.3%

Banks 2.7%
Barclays plc	231,744	1,022,289
HSBC Holdings plc	344,544	3,127,441
Lloyds Banking Group plc *	793,922	649,936
Royal Bank of Scotland Group plc *	397,632	268,658
Standard Chartered plc	40,992	970,221
		6,038,545

Capital Goods 0.5%
BAE Systems plc	63,456	296,070
Bunzl plc	3,264	33,813
Cobham plc	14,688	49,057
European Aeronautic Defence & Space Co.	6,816	135,197
Invensys plc	14,784	59,188
Rolls-Royce Group plc *	31,008	264,290
Rolls-Royce Group plc, C Shares *(a)	2,441,880	3,531
Smiths Group plc	5,952	88,983
Tomkins plc	14,592	51,436
Wolseley plc *	6,240	148,865
		1,130,430

Commercial & Professional Services 0.2%
Capita Group plc	11,040	124,585
G4S plc	27,264	103,595
Hays plc	24,864	36,345

12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rentokil Initial plc *	42,816	75,091
		339,616

Consumer Durables & Apparel 0.0%
Burberry Group plc	9,504	94,884

Consumer Services 0.5%
Carnival plc	5,472	207,919
Compass Group plc	43,200	334,477
Intercontinental Hotels Group plc	9,600	151,849
Ladbrokes plc	27,168	55,543
PartyGaming plc *	7,296	27,543
Thomas Cook Group plc	23,616	70,920
TUI Travel plc	18,912	64,996
Whitbread plc	5,664	113,422
William Hill plc	22,272	56,772
		1,083,441

Diversified Financials 0.2%
3i Group plc	20,640	85,021
ICAP plc	16,032	89,891
Man Group plc	35,232	118,589
Provident Financial plc	5,376	63,038
Schroders plc	2,976	57,185
Schroders plc, Non-Voting Shares	2,880	43,764
		457,488

Energy 1.9%
AMEC plc	4,416	50,760
BG Group plc	64,320	986,698
BP plc	371,136	2,655,130
Cairn Energy plc *	23,040	134,216
Petrofac Ltd.	1,248	20,318
Tullow Oil plc	17,184	277,524
		4,124,646

Food & Staples Retailing 0.6%
J Sainsbury plc	37,632	176,289
Tesco plc	155,520	925,517
William Morrison Supermarkets plc	50,688	193,625
		1,295,431

Food, Beverage & Tobacco 1.7%
Associated British Foods plc	3,360	46,492
British American Tobacco plc	38,400	1,134,009
Diageo plc	48,000	732,178
Imperial Tobacco Group plc	17,088	444,720
SABMiller plc	22,848	644,508
Tate & Lyle plc	4,032	24,496
Unilever plc	25,152	679,317
		3,705,720

Health Care Equipment & Services 0.0%
Smith & Nephew plc	11,904	107,829

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	13,344	626,071

Insurance 0.7%
Admiral Group plc	2,592	48,345
Aviva plc	56,448	261,087
Legal & General Group plc	126,240	144,285
Old Mutual plc *	113,280	186,716
Prudential plc	56,256	440,444
Resolution Ltd.	167,232	150,395
RSA Insurance Group plc	59,040	100,045
Standard Life plc	40,896	107,261
		1,438,578

Materials 2.0%
Anglo American plc *	26,976	1,037,876
Antofagasta plc	4,992	63,949
BHP Billiton plc	43,392	1,200,183
Eurasian Natural Resources Corp.	8,064	117,060
Fresnillo plc	3,936	51,445
Johnson Matthey plc	2,880	63,835
Kazakhmys plc	4,704	80,595
Lonmin plc *	4,224	102,846
Randgold Resources Ltd.	576	49,885
Rexam plc	11,712	53,240
Rio Tinto plc	31,968	1,473,985
Vedanta Resources plc	3,072	102,691
		4,397,590

Media 0.4%
Aegis Group plc	15,648	26,697
British Sky Broadcasting Group plc	22,176	184,684
Daily Mail & General Trust plc, A Shares	4,224	29,755
ITV plc *	87,744	70,917
Pearson plc	13,632	187,342
Reed Elsevier plc	20,064	139,710
United Business Media Ltd.	3,552	26,243
WPP plc	23,424	222,171
		887,519

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	28,416	1,192,089
GlaxoSmithKline plc	101,472	1,697,472
		2,889,561

Real Estate 0.3%
British Land Co. plc	26,304	171,218
Capital & Counties Properties plc *	20,736	31,181
Capital Shopping Centres Group	20,736	98,338
Hammerson plc	20,352	105,992
Land Securities Group plc	15,072	130,969
SEGRO plc	18,912	78,231
		615,929

Retailing 0.2%
Home Retail Group plc	13,248	48,270
Kingfisher plc	39,936	129,168
Marks & Spencer Group plc	27,072	138,445
Next plc	2,592	77,913
		393,796

Software & Services 0.1%
Autonomy Corp. plc *	3,360	85,113
Logica plc	32,352	59,266
The Sage Group plc	19,200	65,986
		210,365

Telecommunication Services 1.1%
BT Group plc	131,424	241,324
Cable & Wireless Communications plc	44,448	37,499
Cable & Wireless Worldwide plc *	44,448	51,284
Inmarsat plc	2,400	26,216
TalkTalk Telecom Group plc *	1,536	2,698
Vodafone Group plc	1,056,480	2,110,256
		2,469,277

13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transportation 0.0%
British Airways plc *	4,512	13,126

Utilities 0.6%
Centrica plc	92,544	367,695
Drax Group plc	6,144	29,812
International Power plc	30,528	128,135
National Grid plc	44,448	320,876
Scottish & Southern Energy plc	16,416	249,693
Severn Trent plc	3,360	58,200
United Utilities Group plc	10,560	82,372
		1,236,783
		33,556,625

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	1,440	152,155
Total Common Stock (Cost $244,840,220)		216,760,366

Other Investment Company 0.4% of net assets

United States 0.4%

State Street Institutional Liquid Reserves Fund — Institutional Class	997,877	997,877
Total Other Investment Company (Cost $997,877)		997,877

Preferred Stock 0.2% of net assets

Germany 0.2%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	288	12,620
Volkswagen AG	2,346	203,029
		215,649

Health Care Equipment & Services 0.0%
Fresenius SE	1,152	73,089

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	2,688	125,644
		414,382

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	1,632	16,724

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	20,928	12,310
		29,034

Total Preferred Stock (Cost $480,163)		443,416

Rights 0.0% of net assets

Australia 0.0%

Transportation 0.0%
Transurban Group	4,004	—

Belgium 0.0%

Banks 0.0%
Dexia S.A.	11,520	—

Ireland 0.0%

Banks 0.0%
The Governor & Company of the Bank of Ireland *	25,116	5,420

Spain 0.0%

Transportation 0.0%
Abertis Infraestructuras S.A. *	5,088	3,696

United Kingdom 0.0%

Utilities 0.0%
National Grid plc *	17,778	35,279
Total Rights (Cost $15,840)		44,395

End of Investments

At 05/31/10, the tax basis cost of the fund’s investments was $246,403,794 and the unrealized appreciation and depreciation were $1,310,883 and ($29,468,623), respectively, with a net unrealized depreciation of ($28,157,740).

*	Non-income producing security.

(a)	Fair value by management in accordance with procedures approved by the Board of Trustees.

ADR	American Depositary Receipt

CDI	CHESS Depositary Interest

CVA	Dutch Certificate

GDR	Global Depositary Receipt

Reg’d	Registered.

REIT	Real Estate Investment Trust

RSP	Risparmio (Convertible Savings Shares)

14

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$215,573,276	$—	$—	$215,573,276
Singapore
Health Care Equipment & Services	—	—	56,660	56,660
United Kingdom
Capital Goods	1,126,899	—	3,531	1,130,430
Other Investment Company(a)	997,877	—	—	997,877
Preferred Stock(a)	443,416	—	—	443,416
Rights(a)	44,395	—	—	44,395

Total	$218,185,863	$—	$60,191	$218,246,054

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings

15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Net	Net			Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	October 30,	Discounts	Gain	Unrealized Gains	Purchases	Transfers	May 31,
Investments in Securities	2009	(Premiums)	(Losses)	(Losses)	(Sales)	in/out	2010
Common Stock
Singapore	$—	$—	$—	($3,083)	$59,743	$—	$56,660
United Kingdom	—	—	—	(218)	$3,749	—	$3,531

Total	$—	$—	$—	($3,301)	$63,492	$—	$60,191

REG54094MAY10

16

Schwab Strategic Trust
Schwab International Small-Cap Equity ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)
98.7%	Common Stock	47,925,847	44,066,627
0.7%	Other Investment Companies	355,397	328,368
0.3%	Preferred Stock	104,172	105,903
—%	Warrants	637	1,006
99.7%	Total Investments	48,386,053	44,501,904
0.3%	Other Assets and Liabilities, Net		152,901
100.0%	Net Assets		44,654,805

	Number	Value
Security	of Shares	($)
Common Stock 98.7% of net assets

Australia 5.8%

Capital Goods 0.5%
Ausenco Ltd.	8,300	16,464
Boart Longyear Group *	20,792	49,175
Bradken Ltd.	6,020	37,457
Crane Group Ltd.	4,640	34,967
Macmahon Holdings Ltd.	54,660	26,180
Monadelphous Group Ltd.	1,460	16,089
UGL Ltd.	4,640	52,864
		233,196

Commercial & Professional Services 0.4%
Cabcharge Australia Ltd.	7,180	31,771
Campbell Brothers Ltd.	2,340	56,335
SAI Global Ltd.	8,800	30,510
Seek Ltd.	3,560	22,513
Transfield Services Ltd.	16,540	52,719
		193,848

Consumer Durables & Apparel 0.1%
G.U.D Holdings Ltd.	5,040	35,034

Consumer Services 0.1%
Invocare Ltd.	9,580	48,157

Diversified Financials 0.0%
Platinum Asset Management Ltd.	3,440	14,551

Energy 1.1%
Arrow Energy Ltd. *	28,940	118,492
AWE Ltd. *	22,500	40,054
Beach Energy Ltd.	67,240	43,605
Carnarvon Petroleum Ltd. *	66,460	19,718
Centennial Coal Co., Ltd.	17,060	57,847
Karoon Gas Australia Ltd. *	5,480	35,955
Linc Energy Ltd. *	26,620	26,176
Riversdale Mining Ltd. *	8,280	64,785
Roc Oil Co., Ltd. *	101,000	29,538
Whitehaven Coal Ltd.	8,260	33,960
		470,130

Food, Beverage & Tobacco 0.1%
GrainCorp Ltd.	11,700	58,021

Health Care Equipment & Services 0.3%
Healthscope Ltd.	12,520	55,507
Ramsay Health Care Ltd.	5,180	60,992
		116,499

Materials 1.1%
Andean Resources Ltd. *	15,220	41,802
Atlas Iron Ltd. *	23,600	41,612
Coal of Africa Ltd. *	26,360	41,786
Cudeco Ltd. *	3,940	13,326
Gindalbie Metals Ltd. *	37,740	34,551
Independence Group NL	9,980	38,832
Kingsgate Consolidated Ltd.	3,000	21,515
Lynas Corp., Ltd. *	95,840	41,028
MacArthur Coal Ltd.	6,100	59,363
Minara Resources Ltd. *	16,020	10,049
Mount Gibson Iron Ltd. *	39,440	50,317
Murchison Metals Ltd. *	22,480	37,446
PanAust Ltd. *	111,540	45,385
Sundance Resources Ltd. *	259,400	29,686
		506,698

Media 0.1%
Austar United Communications Ltd. *	31,180	26,035

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Biota Holdings Ltd. *	14,520	13,601
Pharmaxis Ltd. *	17,720	46,265
		59,866

Real Estate 0.7%
Abacus Property Group	92,720	30,260
Bunnings Warehouse Property Trust	30,880	50,260
Centro Retail Group	112,100	20,431
Charter Hall Retail REIT	92,920	41,353
Cromwell Group	38,540	22,543
FKP Property Group	58,920	39,208
ING Industrial Fund	132,440	43,785
ING Office Fund	131,180	64,497
		312,337

Retailing 0.5%
Automotive Holdings Group	10,900	21,252
David Jones Ltd.	18,920	70,569
JB Hi-Fi Ltd.	2,940	46,929
Pacific Brands Ltd. *	59,220	51,456
Wotif.com Holdings Ltd.	2,800	14,573
		204,779

Semiconductors & Semiconductor Equipment 0.1%
Silex Systems Ltd. *	10,700	48,980

Software & Services 0.1%
carsales.com.au Ltd.	4,220	18,244
Iress Market Technology Ltd.	3,720	26,867
Oakton Ltd.	7,420	15,159
		60,270

1

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telecommunication Services 0.1%
TPG Telecom Ltd.	9,840	17,267

Transportation 0.2%
ConnectEast Group	188,260	62,239
Virgin Blue Holdings Ltd. *	96,800	25,438
		87,677

Utilities 0.2%
APA Group	17,820	53,022
Infigen Energy	32,280	22,986
		76,008
		2,569,353

Austria 1.0%

Automobiles & Components 0.1%
Semperit AG Holding	860	31,815

Capital Goods 0.3%
Andritz AG	1,160	64,371
Wienerberger AG *	4,500	68,532
		132,903

Consumer Services 0.1%
bwin Interactive Entertainment AG	1,000	46,502

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	800	38,179

Materials 0.1%
Mayr Melnhof Karton AG	280	24,474
RHI AG *	1,500	39,787
		64,261

Real Estate 0.2%
CA Immobilien Anlagen AG *	4,040	42,545
Conwert Immobilien Invest SE	3,900	41,264
Sparkassen Immobilien AG *	4,820	28,887
		112,696

Transportation 0.1%
Oesterreichische Post AG	1,220	27,877
		454,233

Belgium 1.7%

Capital Goods 0.2%
Bekaert N.V.	520	87,465

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	980	58,243
Banque Nationale de Belgique *	20	93,323
RHJ International *	5,580	44,038
Sofina S.A.	680	54,531
		250,135

Health Care Equipment & Services 0.2%
AGFA-Gevaert N.V. *	5,960	38,512
Omega Pharma S.A.	840	36,353
		74,865

Materials 0.2%
Nyrstar	4,140	43,650
Tessenderlo Chemie N.V.	1,200	34,612
		78,262

Real Estate 0.2%
Befimmo S.C.A.	700	49,565
Cofinimmo	500	58,063
		107,628

Retailing 0.1%
S.A. D’ieteren N.V.	120	52,754

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	540	24,758

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	2,380	61,692

Utilities 0.1%
Elia System Operator S.A./N.V.	960	30,708
		768,267

Canada 19.3%

Automobiles & Components 0.1%
Linamar Corp.	2,000	36,649
Martinrea International, Inc. *	2,000	14,302
		50,951

Banks 0.2%
Canadian Western Bank	2,000	42,335
Genworth MI Canada, Inc.	2,000	46,767
		89,102

Capital Goods 0.6%
Aecon Group, Inc.	2,000	20,293
ATS Automation Tooling Systems, Inc. *	4,000	27,425
CAE, Inc.	10,000	91,860
Russel Metals, Inc.	2,000	35,622
Superior Plus Corp.	4,000	50,019
Toromont Industries Ltd.	2,000	48,878
		274,097

Commercial & Professional Services 0.4%
IESI-BFC Ltd.	2,000	40,320
Ritchie Bros Auctioneers, Inc.	4,000	81,856
Stantec, Inc. *	2,000	49,372
Transcontinental, Inc., Class A	2,000	23,697
		195,245

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	2,000	71,776
Gildan Activewear, Inc. *	4,000	116,014
		187,790

Consumer Services 0.5%
Great Canadian Gaming Corp. *	4,000	23,697
Tim Hortons, Inc.	6,000	198,897
		222,594

Diversified Financials 0.8%
AGF Management Ltd., Class B	2,000	29,631
CI Financial Corp.	6,000	105,268
Dundee Corp., Class A *	2,000	25,409
DundeeWealth, Inc.	2,000	26,569
GMP Capital, Inc.	2,000	20,065
Onex Corp.	4,000	99,581

2

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TMX Group, Inc.	2,000	51,731
		358,254

Energy 3.5%
Advantage Oil & Gas Ltd. *	6,000	36,516
Bankers Petroleum Ltd. *	8,000	56,828
Birchcliff Energy Ltd. *	4,000	35,413
BlackPearl Resources, Inc. *	8,000	20,997
Calfrac Well Services Ltd.	2,000	37,162
Celtic Exploration Ltd. *	4,000	36,896
Connacher Oil and Gas Ltd. *	18,000	25,504
Corridor Resources, Inc. *	4,000	17,877
Crescent Point Energy Corp.	6,000	222,518
Crew Energy, Inc. *	2,000	33,644
Denison Mines Corp. *	18,000	24,477
Ensign Energy Services, Inc.	6,000	75,542
Mullen Group Ltd.	2,000	27,102
Niko Resources Ltd.	2,000	196,025
NuVista Energy Ltd.	4,000	41,613
OPTI Canada, Inc. *	14,000	24,895
Pacific Rubiales Energy Corp. *	8,000	166,603
Paramount Resources Ltd., A Shares *	2,000	35,089
Pason Systems, Inc.	2,000	21,073
PetroBakken Energy Ltd., A Shares	2,000	45,455
Petrobank Energy & Resources Ltd. *	2,000	83,149
Progress Energy Resources Corp.	6,000	68,695
Savanna Energy Services Corp.	4,000	23,013
ShawCor Ltd., Class A	2,000	53,614
Storm Exploration, Inc. *	2,000	19,570
Trican Well Service Ltd.	4,000	46,634
Trinidad Drilling Ltd.	4,000	19,399
Uranium One, Inc. *	22,000	45,397
UTS Energy Corp. *	16,000	35,146
		1,575,846

Food & Staples Retailing 0.8%
Alimentation Couche-Tard, Inc., B Shares	4,000	72,689
Empire Co., Ltd., A Shares	2,000	100,418
Metro, Inc., A Shares	4,000	165,805
The Jean Coutu Group PJC, Inc., A Shares	4,000	34,614
		373,526

Food, Beverage & Tobacco 0.4%
Cott Corp. *	4,000	29,403
Maple Leaf Foods, Inc.	4,000	36,592
Viterra, Inc. *	14,000	101,712
		167,707

Health Care Equipment & Services 0.1%
CML Healthcare Income Fund	4,000	38,874

Insurance 0.5%
Industrial Alliance Insurance & Financial Services, Inc.	2,000	64,378
Intact Financial Corp.	4,000	172,499
		236,877

Materials 7.1%
Alamos Gold, Inc.	4,000	57,703
Aurizon Mines Ltd. *	6,000	29,099
Canfor Corp. *	4,000	37,847
Capstone Mining Corp. *	8,000	17,573
CCL Industries, Inc., Class B	2,000	52,853
Centerra Gold, Inc. *	6,000	72,347
Consolidated Thompson Iron Mines Ltd. *	8,000	62,001
Corriente Resources, Inc., A Shares *	4,000	32,560
Detour Gold Corp. *	2,000	42,697
Eastern Platinum Ltd. *	24,000	26,930
Eldorado Gold Corp. *	16,000	272,651
Equinox Minerals Ltd. *	22,000	76,360
European Goldfields Ltd. *	6,000	35,774
First Quantum Minerals Ltd.	2,000	106,010
Franco-Nevada Corp.	4,000	114,112
Fronteer Gold, Inc. *	4,000	22,480
Gabriel Resources Ltd. *	6,000	22,480
Gammon Gold, Inc. *	6,000	44,218
Harry Winston Diamond Corp. *	2,000	24,952
HudBay Minerals, Inc. *	6,000	68,125
IAMGOLD Corp.	12,000	207,569
Inmet Mining Corp.	2,000	95,112
Ivanhoe Mines Ltd. *	10,000	145,778
Lake Shore Gold Corp. *	8,000	24,192
Lundin Mining Corp. *	14,000	52,187
Methanex Corp.	4,000	83,986
Minefinders Corp. *	2,000	17,649
New Gold, Inc. *	14,000	85,337
Northern Dynasty Minerals Ltd. *	2,000	14,701
Northgate Minerals Corp. *	10,000	29,289
Novagold Resources, Inc. *	4,000	28,642
Osisko Mining Corp. *	8,000	80,335
Pan American Silver Corp.	4,000	100,114
Quadra Fnx Mining Ltd. *	7,480	100,862
Red Back Mining, Inc. *	8,000	204,260
Rubicon Minerals Corp. *	4,000	13,922
SEMAFO, Inc. *	8,000	52,491
Sherritt International Corp.	10,000	63,332
Silver Standard Resources, Inc. *	2,000	36,097
Silver Wheaton Corp. *	12,000	227,767
Silvercorp Metals, Inc.	4,000	29,365
Taseko Mines Ltd. *	6,000	31,609
Thompson Creek Metals Co., Inc. *	4,000	39,293
Ventana Gold Corp. *	2,000	19,684
West Fraser Timber Co., Ltd.	2,000	81,761
Western Coal Corp. *	12,000	59,795
		3,143,901

Media 0.6%
Astral Media, Inc.	2,000	68,068
Cogeco Cable, Inc.	2,000	63,237
Groupe Aeroplan, Inc.	8,000	72,119
Quebecor, Inc., Class B	2,000	66,508
		269,932

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Biovail Corp.	6,000	90,434
MDS, Inc. *	4,000	33,853
		124,287

Real Estate 1.5%
Allied Properties Real Estate Investment Trust	2,000	37,296
Boardwalk Real Estate Investment Trust	2,000	75,770
Calloway Real Estate Investment Trust	2,000	38,665
Canadian Apartment Properties Real Estate Investment Trust	2,000	28,775
Canadian Real Estate Investment Trust	2,000	52,453

3

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chartwell Seniors Housing Real Estate Investment Trust	4,000	27,653
Cominar Real Estate Investment Trust	2,000	35,945
Dundee Real Estate Investment Trust	2,000	46,063
Extendicare Real Estate Investment Trust	4,000	34,614
First Capital Realty, Inc.	3,200	43,058
H&R Real Estate Investment Trust	4,000	62,571
InnVest Real Estate Investment Trust	4,000	24,154
Morguard Real Estate Investment Trust	2,000	25,485
Primaris Retail Real Estate Investment Trust	2,000	32,085
RioCan Real Estate Investment Trust	6,000	109,833
		674,420

Retailing 0.3%
Reitmans Canada Ltd., A Shares	2,000	34,842
RONA inc. *	6,000	87,581
		122,423

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd. *	2,000	82,199
Open Text Corp. *	2,000	84,918
		167,117

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	8,000	74,781

Transportation 0.1%
TransForce, Inc.	2,000	18,695

Utilities 0.5%
ATCO Ltd., Class I	2,000	90,624
Emera, Inc.	2,000	46,348
Fortis, Inc.	4,000	102,054
		239,026
		8,605,445

China 0.7%

Capital Goods 0.1%
China Automation Group Ltd.	60,000	38,531

Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd.	340,000	29,078

Consumer Services 0.1%
Ajisen China Holdings Ltd.	60,000	61,650

Food, Beverage & Tobacco 0.1%
Synear Food Holdings Ltd. *	160,000	26,798

Health Care Equipment & Services 0.1%
Golden Meditech Holdings Ltd. *	240,000	46,237

Materials 0.1%
China Nickel Resources Holding Co., Ltd. *	160,000	24,865

Retailing 0.0%
Intime Department Store Group Co., Ltd.	20,000	17,210

Software & Services 0.0%
Kingsoft Corp., Ltd.	40,000	22,348

Technology Hardware & Equipment 0.1%
BYD Electronic International Co., Ltd. *	20,000	12,381
China Wireless Technologies Ltd.	88,000	34,699
		47,080
		313,797

Cyprus 0.1%

Energy 0.1%
ProSafe SE	8,000	34,809

Denmark 1.2%

Banks 0.3%
Jyske Bank A/S *	2,240	69,649
Sydbank A/S *	2,640	61,215
		130,864

Capital Goods 0.1%
NKT Holding A/S	760	35,018

Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	1,820	16,893
IC Companys A/S *	800	28,375
		45,268

Energy 0.1%
Torm A/S *	4,320	33,867

Health Care Equipment & Services 0.1%
GN Store Nord A/S *	8,520	65,946

Insurance 0.1%
Topdanmark A/S *	580	66,138

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	400	24,729

Software & Services 0.1%
SimCorp A/S	260	41,800

Transportation 0.2%
DSV A/S	6,600	98,670
		542,300

Finland 2.2%

Capital Goods 0.7%
Cargotec Corp., B Shares	1,460	39,591
Cramo Oyj *	1,780	27,086
KCI Konecranes Oyj	1,960	52,207
Outotec Oyj	1,400	44,041
Ramirent Oyj	3,360	29,749
Ruukki Group Oyj *	10,620	16,239
Uponor Oyj	1,940	27,416
Vacon Oyj	920	34,886
YIT Oyj	2,720	49,071
		320,286

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj	1,700	28,888
Poyry Oyj	2,320	27,751
		56,639

4

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	5,180	51,996

Diversified Financials 0.2%
Pohjola Bank plc	7,540	75,406

Materials 0.3%
Huhtamaki Oyj	3,920	39,977
Kemira Oyj	2,060	22,850
M-real Oyj, B Shares *	13,780	43,162
Talvivaara Mining Co. plc *	6,400	34,237
Tikkurila Oy *	508	9,434
		149,660

Media 0.1%
Alma Media Corp.	3,460	28,715

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	2,920	51,672

Real Estate 0.2%
Citycon Oyj	9,340	29,370
Sponda Oyj	10,320	34,233
		63,603

Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,440	46,169

Software & Services 0.1%
Tieto Oyj	2,780	52,828

Telecommunication Services 0.2%
Elisa Oyj *	4,940	83,701
		980,675

France 4.4%

Automobiles & Components 0.2%
Faurecia *	1,140	18,163
Valeo S.A. *	2,660	74,690
		92,853

Capital Goods 0.5%
Mersen	1,040	33,832
Nexans S.A.	1,040	65,342
Rexel S.A. *	2,920	40,419
Saft Groupe S.A.	880	27,270
Zodiac Aerospace	1,620	80,158
		247,021

Commercial & Professional Services 0.2%
Derichebourg S.A. *	7,020	26,239
Seche Environnement S.A.	380	23,791
Teleperformance	2,220	61,705
		111,735

Consumer Durables & Apparel 0.2%
Beneteau *	1,720	23,543
Nexity	1,080	31,377
SEB S.A.	760	51,237
		106,157

Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A.	600	24,231

Energy 0.3%
Bourbon S.A.	2,120	84,180
Etablissements Maurel et Prom	4,040	48,574
		132,754

Food & Staples Retailing 0.1%
Rallye S.A.	1,020	31,382

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	820	41,459

Insurance 0.0%
April Group	700	19,681

Materials 0.3%
Arkema	2,120	77,004
Rhodia S.A. *	3,500	60,489
S.A. des Ciments Vicat	360	24,017
		161,510

Media 0.5%
Canal +	4,580	29,820
Havas S.A.	15,840	71,745
IPSOS	1,280	46,777
M6-Metropole Television	3,140	63,638
		211,980

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	480	15,981
NicOx S.A. *	3,260	10,705
Stallergenes	400	27,243
Virbac S.A.	300	29,411
		83,340

Real Estate 0.3%
Fonciere Des Regions	840	76,632
Mercialys	880	25,035
Societe Immobiliere de Location pour l’Industrie et le Commerce	400	38,020
		139,687

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies *	2,640	25,116

Software & Services 0.3%
Alten *	1,320	34,419
Altran Technologies S.A. *	6,060	25,714
Groupe Steria SCA	1,100	31,701
UbiSoft Entertainment *	3,920	37,076
		128,910

Technology Hardware & Equipment 0.5%
Gemalto N.V.	2,900	108,017
Ingenico S.A.	1,160	23,889
Neopost S.A.	1,100	80,072
		211,978

Transportation 0.3%
Groupe Eurotunnel S.A. Reg’d	16,180	125,880

Utilities 0.2%
Rubis	540	43,024
Sechilienne S.A.	1,340	35,230
		78,254
		1,973,928

5

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Germany 4.2%

Automobiles & Components 0.2%
ElringKlinger AG	2,220	54,259
Leoni AG *	1,420	28,989
		83,248

Banks 0.1%
Aareal Bank AG *	1,480	25,816

Capital Goods 1.4%
Bauer AG	700	26,129
Conergy AG *	24,300	22,474
Demag Cranes AG *	860	27,085
Deutz AG *	8,000	43,762
Gildemeister AG	2,320	24,570
Heidelberger Druckmaschinen AG *	2,800	24,650
Kloeckner & Co. SE *	1,280	24,371
Krones AG	700	33,954
KUKA AG *	1,960	26,321
MTU Aero Engines Holding AG	1,260	67,845
Nordex AG *	2,040	18,238
Pfeiffer Vacuum Technology AG	420	29,335
Rheinmetall AG	460	26,230
Roth & Rau AG *	740	19,195
SGL Carbon SE *	2,380	71,303
SMA Solar Technology AG	240	24,402
Tognum AG	3,760	68,808
Vossloh AG	440	38,540
		617,212

Commercial & Professional Services 0.1%
Interseroh SE	440	24,422

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	1,020	31,319
Rational AG	160	24,742
		56,061

Diversified Financials 0.1%
MLP AG	3,740	30,946

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	2,240	51,406

Materials 0.4%
Aurubis AG	1,560	72,043
Fuchs Petrolub AG	520	46,227
Symrise AG	3,600	74,781
		193,051

Media 0.1%
Axel Springer AG	340	34,405
Sky Deutschland AG *	15,960	28,597
		63,002

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Morphosys AG *	1,240	22,172
Stada Arzneimittel AG	2,100	75,565
		97,737

Real Estate 0.3%
Alstria Office AG	2,280	19,847
Deutsche Euroshop AG	1,600	45,617
Deutsche Wohnen AG *	3,600	28,376
IVG Immobilien AG *	4,100	26,766
		120,606

Retailing 0.4%
BayWa AG	860	31,306
Douglas Holding AG	1,580	65,427
Fielmann AG	480	35,994
Praktiker Bau- und Heimwerkermaerkte Holding AG	3,920	31,807
		164,534

Semiconductors & Semiconductor Equipment 0.2%
Aixtron AG	2,940	80,105

Software & Services 0.3%
Software AG	680	66,597
United Internet AG Reg’d *	4,160	53,120
Wirecard AG	3,080	31,752
		151,469

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	1,180	70,981

Telecommunication Services 0.1%
Freenet AG *	4,060	40,639

Utilities 0.0%
MVV Energie AG	380	14,545
		1,885,780

Greece 0.4%

Banks 0.1%
Alpha Bank A.E. ADR *	8,000	12,000
National Bank of Greece S.A. ADR *	16,840	41,258
		53,258

Food, Beverage & Tobacco 0.3%
Coca Cola Hellenic Bottling Co. S.A. ADR	6,000	131,400
		184,658

Hong Kong 3.6%

Automobiles & Components 0.1%
Minth Group Ltd.	40,000	52,505

Capital Goods 0.3%
China State Construction International Holdings Ltd.	80,000	25,996
CIMC Enric Holdings Ltd. *	50,000	24,724
Lonking Holdings Ltd.	20,000	12,381
New Times Energy Corp., Ltd. *	1,440,000	52,710
		115,811

Consumer Durables & Apparel 0.3%
Daphne International Holdings Ltd.	11,000	10,695
Ports Design Ltd.	20,000	47,984
Skyworth Digital Holdings Ltd.	40,000	31,544
Stella International Holdings Ltd.	20,000	39,815
		130,038

Consumer Services 0.4%
REXLot Holdings Ltd.	500,000	50,732

6

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SJM Holdings Ltd.	160,000	110,969
		161,701

Diversified Financials 0.0%
China Daye Non-Ferrous Metals Mining Ltd. *	290,000	18,996

Food, Beverage & Tobacco 0.1%
China Green Holdings Ltd.	60,000	60,571

Health Care Equipment & Services 0.1%
Mingyuan Medicare Development Co., Ltd. *	600,000	58,567

Materials 0.8%
AMVIG Holdings Ltd.	120,000	75,367
China Grand Forestry Green Resources Group Ltd. *	1,480,000	48,472
China Mining Resources Group Ltd. *	3,040,000	81,994
Sino-Forest Corp. *	8,000	137,238
		343,071

Media 0.1%
VODone Ltd. *	80,000	24,660

Real Estate 0.3%
Champion Real Estate Investment Trust	140,000	63,833
GZI Real Estate Investment Trust	160,000	65,348
		129,181

Retailing 0.1%
Hengdeli Holdings Ltd.	80,000	33,188
Kai Yuan Holdings Ltd. *	900,000	30,054
		63,242

Software & Services 0.2%
G-Resources Group Ltd. *	780,000	46,584
Hi Sun Technology China Ltd. *	60,000	31,441
Nan Hai Corp., Ltd. *	3,000,000	25,045
		103,070

Technology Hardware & Equipment 0.3%
Digital China Holdings Ltd.	40,000	62,061
Inspur International Ltd.	300,000	24,274
Ju Teng International Holdings Ltd.	50,000	38,788
Wasion Group Holdings Ltd.	40,000	26,201
		151,324

Transportation 0.3%
Pacific Basin Shipping Ltd.	120,000	82,456
Road King Infrastructure Ltd.	60,000	45,852
		128,308

Utilities 0.2%
China Water Affairs Group Ltd.	200,000	71,668
		1,612,713

Ireland 0.9%

Capital Goods 0.4%
Charter International plc	5,240	52,655
DCC plc	3,000	69,180
Grafton Group plc	10,320	41,614
Kingspan Group plc *	6,860	60,654
		224,103

Consumer Services 0.1%
Paddy Power plc	1,200	36,402

Food, Beverage & Tobacco 0.1%
C&C Group plc	13,120	51,934

Health Care Equipment & Services 0.1%
United Drug plc	12,220	34,207

Insurance 0.1%
Irish Life & Permanent Group Holdings plc *	10,780	25,683

Materials 0.1%
Smurfit Kappa Group plc *	4,280	32,987

Media 0.0%
Independent News & Media plc *	109,920	16,266
		421,582

Israel 0.1%

Capital Goods 0.0%
FMS Enterprises Migun Ltd.	400	11,987

Energy 0.1%
Delek Drilling — LP *	6,000	14,319

Technology Hardware & Equipment 0.0%
Ituran Location and Control Ltd.	800	10,933
		37,239

Italy 1.9%

Banks 0.1%
Banca Piccolo Credito Valtellinese Scarl	7,900	38,140
Credito Emiliano S.p.A.	3,880	21,435
		59,575

Capital Goods 0.4%
C.I.R. S.p.A-Compagnie Industriali Riunite *	18,100	32,119
Danieli & C Officine Meccaniche S.p.A.	2,220	24,611
Impregilo S.p.A. *	18,220	43,610
Prysmian S.p.A.	5,940	90,975
		191,315

Consumer Durables & Apparel 0.2%
Geox S.p.A.	3,980	19,067
Indesit Co. S.p.A. *	2,480	26,576
Tod’s S.p.A.	560	35,875
		81,518

Diversified Financials 0.1%
Azimut Holding S.p.A.	4,656	40,478
Banca Generali S.p.A.	2,520	22,871
		63,349

Energy 0.1%
ERG S.p.A.	3,180	38,724

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	12,080	60,889

Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	880	32,740

7

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Insurance 0.2%
Milano Assicurazioni S.p.A.	13,260	23,988
Societa Cattolica di Assicurazioni S.c.r.l.	2,240	56,046
		80,034

Materials 0.1%
Italmobiliare S.p.A.	1,200	24,268

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	4,620	32,987

Software & Services 0.0%
Tiscali S.p.A. *	134,040	19,025

Transportation 0.1%
Ansaldo STS S.p.A.	2,360	35,912

Utilities 0.3%
ACEA S.p.A. *	3,380	32,782
Hera S.p.A.	23,580	44,518
Iride S.p.A.	24,600	43,137
		120,437
		840,773

Japan 14.0%

Automobiles & Components 0.4%
Nissin Kogyo Co., Ltd.	6,000	94,348
TS Tech Co., Ltd.	4,000	68,968
		163,316

Banks 0.9%
Kiyo Holdings, Inc.	60,000	75,874
The Bank of Iwate Ltd.	2,000	104,244
The Chiba Kogyo Bank Ltd. *	8,000	57,005
The Fukui Bank Ltd.	20,000	58,720
The Oita Bank Ltd.	20,000	64,878
The Yachiyo Bank Ltd.	2,000	40,796
		401,517

Capital Goods 3.9%
Aica Kogyo Co., Ltd.	6,000	63,141
Central Glass Co., Ltd.	20,000	80,493
Chudenko Corp.	4,000	45,920
Daifuku Co., Ltd.	10,000	67,957
Furukawa Co., Ltd.	40,000	43,545
Futaba Corp.	4,000	68,881
Hanwa Co., Ltd.	20,000	78,293
Hitachi Zosen Corp. *	40,000	50,143
Hoshizaki Electric Co., Ltd.	2,000	31,449
Inaba Denki Sangyo Co., Ltd.	2,000	47,394
Iseki & Co., Ltd. *	20,000	52,562
Iwatani Corp.	20,000	55,421
Komori Corp.	6,000	62,613
Kyowa Exeo Corp.	6,000	47,372
Meidensha Corp.	20,000	80,933
Nachi-Fujikoshi Corp.	20,000	53,882
Nichias Corp. *	20,000	82,252
Noritake Co., Ltd.	20,000	61,359
Noritz Corp.	4,000	68,485
Oiles Corp.	4,000	58,500
Okumura Corp.	20,000	69,276
OSG Corp.	6,000	62,613
Sanwa Holdings Corp.	20,000	61,139
SHO-BOND Holdings Co., Ltd.	2,000	39,960
Sintokogio Ltd.	8,000	58,940
Taikisha Ltd.	4,000	54,937
Toyo Tanso Co., Ltd.	2,000	90,829
Tsubakimoto Chain Co.	20,000	87,310
		1,725,599

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	2,000	40,444
Duskin Co., Ltd.	4,000	68,089
Mitsubishi Pencil Co., Ltd.	4,000	55,553
Park24 Co., Ltd.	6,000	61,425
		225,511

Consumer Durables & Apparel 0.9%
Foster Electric Co., Ltd.	2,000	52,694
Japan Wool Textile Co., Ltd.	20,000	134,594
Mizuno Corp.	20,000	85,991
Pioneer Corp. *	16,000	58,940
Sangetsu Co., Ltd.	2,000	41,280
Tomy Co., Ltd.	6,000	44,535
		418,034

Consumer Services 0.5%
Accordia Golf Co., Ltd.	60	59,314
Doutor Nichires Holdings Co., Ltd.	6,000	85,441
Saizeriya Co., Ltd.	4,000	76,314
		221,069

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	2,000	51,858
IBJ Leasing Co., Ltd.	2,000	35,078
Ichiyoshi Securities Co., Ltd.	10,000	64,658
Japan Securities Finance Co., Ltd.	8,000	51,023
Tokai Tokyo Financial Holdings, Inc.	20,000	71,256
		273,873

Food, Beverage & Tobacco 0.6%
Fuji Oil Co., Ltd.	4,000	53,178
Hokuto Corp.	2,000	37,783
Megmilk Snow Brand Co., Ltd. *	6,000	101,936
Morinaga Milk Industry Co., Ltd.	20,000	76,094
		268,991

Health Care Equipment & Services 0.1%
Toho Holdings Co., Ltd.	4,000	61,447

Household & Personal Products 0.3%
Aderans Holdings Co., Ltd. *	4,000	43,765
Fancl Corp.	2,000	27,139
Mandom Corp.	2,000	53,794
		124,698

Materials 2.4%
Adeka Corp.	6,000	55,553
Earth Chemical Co., Ltd.	2,000	57,335
FP Corp.	2,000	97,427
Fujimi, Inc.	2,000	28,040
Kureha Corp.	20,000	99,626
Nifco, Inc.	2,000	41,566
Nippon Light Metal Co., Ltd. *	60,000	83,791
Nippon Soda Co., Ltd.	20,000	70,816
NOF Corp.	20,000	77,634
Sakai Chemical Industry Co., Ltd.	20,000	81,152
Sanyo Special Steel Co., Ltd.	20,000	92,589
Toagosei Co., Ltd.	20,000	85,331

8

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Ohka Kogyo Co., Ltd.	4,000	71,564
Toyo Ink Manufacturing Co., Ltd.	20,000	73,455
Yodogawa Steel Works Ltd.	20,000	75,214
		1,091,093

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
ASKA Pharmaceutical Co., Ltd.	20,000	138,113
Nichi-iko Pharmaceutical Co., Ltd.	2,000	68,507
		206,620

Real Estate 0.1%
Hulic Co., Ltd.	6,000	44,535

Retailing 0.5%
EDION Corp.	8,000	68,793
K’s Holdings Corp.	2,200	51,335
Tsutsumi Jewelry Co., Ltd.	4,000	87,178
		207,306

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	20,000	78,293

Software & Services 0.4%
eAccess Ltd.	80	55,333
Fuji Soft, Inc.	4,000	71,036
Net One Systems Co., Ltd.	40	51,243
		177,612

Technology Hardware & Equipment 0.7%
HORIBA Ltd.	2,000	55,245
Hosiden Corp.	6,000	66,967
Nichicon Corp.	6,000	68,287
Ryosan Co., Ltd.	2,000	49,132
Ryoyo Electro Corp.	6,000	58,654
		298,285

Transportation 0.6%
Hitachi Transport System, Ltd.	4,000	56,125
Japan Airport Terminal Co., Ltd.	4,000	55,333
Sankyu, Inc.	20,000	84,451
The Sumitomo Warehouse Co., Ltd.	20,000	89,510
		285,419
		6,273,218

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	440	29,804

Luxembourg 0.1%

Commercial & Professional Services 0.1%
Regus plc	28,920	37,026

Real Estate 0.0%
GAGFAH S.A.	3,360	23,120
		60,146

Netherlands 2.3%

Capital Goods 0.6%
Aalberts Industries N.V.	4,060	50,466
Arcadis N.V.	1,880	32,967
Heijmans N.V. *	980	14,466
Imtech N.V.	2,560	68,157
Koninklijke BAM Groep N.V.	4,400	28,914
Koninklijke Boskalis Westminster N.V.	1,740	65,915
		260,885

Commercial & Professional Services 0.1%
USG People N.V. *	2,560	35,878

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	1,400	32,137
TomTom N.V. *	2,800	18,058
		50,195

Diversified Financials 0.1%
BinckBank N.V.	2,580	31,803
SNS REAAL N.V. *	6,360	31,685
		63,488

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	1,240	36,989

Food, Beverage & Tobacco 0.3%
CSM	2,520	75,373
Nutreco Holding N.V.	1,380	75,081
		150,454

Health Care Equipment & Services 0.1%
Mediq N.V.	2,460	43,319

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Crucell N.V. *	3,000	53,328

Real Estate 0.4%
Eurocommercial Properties N.V.	1,580	49,927
Nieuwe Steen Investments Funds N.V.	2,020	36,617
VastNed Retail N.V.	800	39,042
Wereldhave N.V.	780	56,769
		182,355

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	1,340	27,430

Software & Services 0.1%
Exact Holding	1,420	31,292
Unit 4 Agresso N.V.	1,500	33,665
		64,957

Technology Hardware & Equipment 0.1%
TKH Group N.V.	1,780	33,364

Transportation 0.1%
Koninklijke Vopak N.V.	640	24,517
		1,027,159

New Zealand 0.4%

Consumer Durables & Apparel 0.1%
Fisher & Paykel Appliances Holdings Ltd. *	80,040	29,860

Energy 0.0%
New Zealand Oil & Gas Ltd.	19,800	18,937

Insurance 0.1%
TOWER Ltd.	21,780	27,922

Real Estate 0.0%
Goodman Property Trust	40,980	25,573

9

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transportation 0.1%
Mainfreight Ltd.	8,120	34,148

Utilities 0.1%
Infratil Ltd.	28,740	31,581
		168,021

Norway 1.6%

Banks 0.1%
SpareBank 1 SMN	4,000	27,647
Sparebank 1 SR Bank	4,000	29,626
		57,273

Capital Goods 0.1%
Veidekke A.S.A. *	4,000	25,667

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	10,000	40,975

Diversified Financials 0.0%
ABG Sundal Collier Holding A.S.A. *	20,000	19,792

Energy 0.8%
Aker A.S.A., Class A	2,000	40,666
Det Norske Oljeselskap A.S.A. *	4,000	17,194
DNO International A.S.A. *	40,000	48,614
Fred Olsen Energy A.S.A.	1,000	29,471
Frontline Ltd.	2,000	66,427
Golar LNG Ltd. *	2,000	22,652
Norwegian Energy Co. *	10,000	21,261
Petroleum Geo-Services A.S.A. *	6,000	61,138
Sevan Marine A.S.A. *	20,000	22,019
Songa Offshore SE *	8,000	28,302
TGS Nopec Geophysical Co. A.S.A. *	2,774	38,046
		395,790

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	4,000	36,491
Marine Harvest A.S.A. *	80,000	64,695
		101,186

Media 0.1%
Schibsted A.S.A.	2,000	39,955

Real Estate 0.1%
Norwegian Property A.S.A. *	20,000	30,152

Software & Services 0.1%
Atea A.S.A.	4,000	27,585
		738,375

Peru 0.1%

Materials 0.1%
Hochschild Mining plc	5,960	25,050

Portugal 0.4%

Capital Goods 0.2%
Mota-Engil, SGPS, S.A.	9,440	25,075
Sonae	48,960	45,221
Teixeira Duarte — Engenharia Construcoes S.A. *	33,140	34,328
		104,624

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	13,040	32,032
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	3,140	28,692
		60,724

Utilities 0.1%
Redes Energeticas Nacionais S.A.	6,880	22,279
		187,627

Republic of Korea 2.7%

Banks 0.7%
KB Financial Group, Inc. ADR	4,000	159,920
Shinhan Financial Group Co., Ltd. ADR	2,000	140,220
		300,140

Materials 0.4%
POSCO ADR	2,000	192,740

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd. GDR Reg’d	180	58,725

Technology Hardware & Equipment 0.6%
LG Display Co., Ltd. ADR	14,000	250,460

Telecommunication Services 0.4%
KT Corp. ADR	4,000	74,440
SK Telecom Co., Ltd. ADR	6,000	93,300
		167,740

Utilities 0.5%
Korea Electric Power Corp. ADR *	16,000	215,680
		1,185,485

Singapore 1.4%

Consumer Services 0.1%
Raffles Education Corp., Ltd.	220,000	51,743

Energy 0.2%
Ezra Holdings Ltd.	40,000	48,749
Straits Asia Resources Ltd.	40,000	51,315
		100,064

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd. *	40,000	57,302

Materials 0.1%
OM Holdings Ltd.	30,480	44,700

Real Estate 0.5%
CDL Hospitality Trusts	40,000	50,174
Ho Bee Investment Ltd.	40,000	40,197
Mapletree Logistics Trust	100,000	56,304
Suntec Real Estate Investment Trust	100,000	89,801
		236,476

Retailing 0.1%
Oceanus Group Ltd. *	100,000	22,450

Transportation 0.2%
Singapore Airport Terminal Services Ltd.	40,000	76,402

10

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Utilities 0.1%
Hyflux Ltd.	20,000	40,197
		629,334

South Africa 0.2%

Materials 0.2%
Aquarius Platinum Ltd.	16,600	90,340
Great Basin Gold Ltd. *	12,000	19,742
		110,082
		110,082

Spain 1.7%

Banks 0.1%
Banco Pastor S.A.	5,080	23,053

Capital Goods 0.3%
Abengoa S.A.	1,600	29,102
Construcciones y Auxiliar de Ferrocarriles S.A.	120	50,535
Obrascon Huarte Lain S.A.	2,680	67,617
		147,254

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A.	1,080	47,079

Consumer Services 0.1%
NH Hoteles S.A. *	9,680	32,230
Sol Melia S.A.	3,460	24,149
		56,379

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	2,740	61,326

Energy 0.1%
Tecnicas Reunidas S.A.	600	29,377

Food, Beverage & Tobacco 0.3%
Ebro Puleva S.A.	4,080	70,563
Viscofan S.A.	2,180	57,422
		127,985

Insurance 0.1%
Grupo Catalana Occidente S.A.	2,220	34,302

Materials 0.1%
Grupo Empresarial Ence S.A. *	7,840	23,735
Tubacex S.A.	7,420	22,417
		46,152

Media 0.0%
Antena 3 de Television S.A.	3,180	19,921

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	2,020	17,312
Faes Farma S.A.	349	1,175
Faes Farma S.A.	7,620	26,404
Zeltia S.A. *	8,600	34,467
		79,358

Transportation 0.2%
Iberia Lineas Aereas de Espana S.A. *	23,900	67,020
		739,206

Sweden 3.9%

Capital Goods 0.6%
Cardo AB	1,120	30,051
Hexagon AB, B Shares	5,340	67,044
Lindab International AB *	3,380	36,189
NCC AB, B Shares	2,460	37,000
Peab AB	7,160	35,502
Trelleborg AB, B Shares *	8,260	49,484
		255,270

Commercial & Professional Services 0.2%
Intrum Justitia AB	2,440	24,181
Loomis AB, B Shares	3,700	34,546
Niscayah Group AB	17,820	29,301
		88,028

Consumer Durables & Apparel 0.2%
Husqvarna AB, A Shares	6,800	42,471
JM AB	2,080	29,362
		71,833

Consumer Services 0.2%
Betsson AB *	2,080	28,302
Rezidor Hotel Group AB *	8,140	34,758
SkiStar AB	1,660	25,285
		88,345

Diversified Financials 0.7%
Avanza Bank Holding AB	1,480	40,653
Investment AB Oresund	2,100	30,515
Kinnevik Investment AB, B Shares	6,540	102,742
L.E. Lundbergforetagen AB, B Shares	760	34,051
Ratos AB, B Shares	3,760	94,654
		302,615

Energy 0.1%
Lundin Petroleum AB *	8,580	39,469

Food & Staples Retailing 0.2%
Axfood AB	1,540	39,553
Hakon Invest AB	3,300	47,741
		87,294

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,780	31,991

Health Care Equipment & Services 0.4%
Elekta AB, B Shares	1,980	47,826
Getinge AB, B Shares	7,080	139,878
		187,704

Materials 0.1%
Billerud AB	4,040	25,026
Hoganas AB, B Shares	1,500	39,482
		64,508

Media 0.2%
Eniro AB *	8,460	17,469
Modern Times Group, B Shares	1,860	97,441
		114,910

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	7,920	60,570

11

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Real Estate 0.5%
Castellum AB	6,040	51,774
Fabege AB	7,100	39,186
Hufvudstaden AB, A Shares	4,240	29,860
Kungsleden AB	6,140	35,609
Wallenstam AB, B Shares	1,920	32,060
Wihlborgs Fastigheter AB	1,980	34,891
		223,380

Retailing 0.1%
Clas Ohlson AB, B Shares	1,340	20,453
Mekonomen AB	1,480	29,240
		49,693

Technology Hardware & Equipment 0.1%
Axis Communications AB	2,460	34,962

Transportation 0.1%
SAS AB *	246,100	26,350
		1,726,922

Switzerland 4.9%

Automobiles & Components 0.1%
Rieter Holding AG Reg’d *	180	43,388

Banks 0.5%
Banque Cantonale Vaudoise Reg’d	100	38,814
Basler Kantonalbank	360	42,704
St Galler Kantonalbank AG Reg’d	80	32,692
Valiant Holding AG Reg’d	580	101,874
		216,084

Capital Goods 1.1%
Belimo Holding AG Reg’d	40	43,993
Bobst Group AG Reg’d *	900	30,947
Bucher Industries AG Reg’d	460	49,837
Georg Fischer AG Reg’d *	180	55,480
Huber & Suhner AG Reg’d	900	35,613
Implenia AG Reg’d *	1,300	32,515
Kaba Holding AG B Shares Reg’d	200	51,838
Meyer Burger Technology AG *	800	17,660
Schweiter Technologies AG	80	37,669
Sulzer AG Reg’d	1,080	90,323
Von Roll Holding AG	4,560	24,308
		470,183

Consumer Durables & Apparel 0.3%
Forbo Holding AG Reg’d *	120	44,892
Metall Zug AG, B Shares Reg’d	20	48,037
Schulthess Group Reg’d	560	19,522
		112,451

Consumer Services 0.1%
Kuoni Reisen Holding AG Reg’d	100	28,813
Orascom Development Holding AG *	440	22,809
		51,622

Diversified Financials 0.2%
Bank Sarasin & Cie AG, B Shares Reg’d	1,440	50,635
Partners Group Holding AG	180	20,746
Vontobel Holding AG Reg’d	1,320	32,788
		104,169

Energy 0.1%
Petroplus Holdings AG *	2,180	31,472

Food, Beverage & Tobacco 0.3%
Aryzta AG	2,800	91,684
Barry Callebaut AG Reg’d *	80	47,933
		139,617

Health Care Equipment & Services 0.1%
Galenica AG Reg’d	180	62,517

Insurance 0.1%
Helvetia Holding AG Reg’d	220	58,923

Materials 0.5%
Clariant AG Reg’d *	7,420	86,864
Ems-Chemie Holding AG Reg’d	540	64,850
Ferrexpo plc	8,960	34,589
Sika AG	20	31,103
		217,406

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Acino Holding AG Reg’d	200	20,735
Tecan Group AG Reg’d	420	24,675
		45,410

Real Estate 0.6%
Allreal Holding AG Reg’d	340	34,515
Intershop Holdings AG	120	30,325
Mobimo Holding AG Reg’d *	260	40,434
PSP Swiss Property AG Reg’d *	1,700	92,531
Swiss Prime Site AG Reg’d *	1,440	78,504
		276,309

Retailing 0.2%
Dufry Group Reg’d *	580	39,712
Valora Holding AG Reg’d	200	45,575
		85,287

Software & Services 0.1%
Temenos Group AG Reg’d *	1,760	41,436

Technology Hardware & Equipment 0.3%
Ascom Holding AG Reg’d *	2,720	25,145
Kudelski S.A.	1,840	45,783
Logitech International S.A. Reg’d *	5,940	84,318
		155,246

Transportation 0.2%
Flughafen Zuerich AG Reg’d	100	28,749
Panalpina Welttransport Holding AG Reg’d *	640	47,995
		76,744
		2,188,264

United Kingdom 16.8%

Automobiles & Components 0.2%
GKN plc *	54,160	97,257

Banks 0.1%
Paragon Group of Cos. plc	13,760	27,037

Capital Goods 2.6%
Ashtead Group plc	23,960	36,686
Balfour Beatty plc	21,140	77,422

12

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bodycote plc	11,680	33,842
Carillion plc	14,160	64,798
Chemring Group plc	1,160	53,167
Chloride Group plc	12,920	52,025
Cookson Group plc *	9,940	68,237
Fenner plc	8,620	24,627
IMI plc	9,400	89,021
Keller Group plc	3,420	29,768
Kier Group plc	1,960	29,954
Meggitt plc	22,240	96,210
Melrose plc	17,500	55,994
Morgan Crucible Co. plc	13,120	34,145
Qinetiq Group plc	24,580	46,023
Senior plc	22,560	38,783
SIG plc *	24,000	41,155
Speedy Hire plc	36,520	15,313
Spirax-Sarco Engineering plc	2,540	52,479
The Weir Group plc	6,320	84,890
Travis Perkins plc *	7,020	80,235
Ultra Electronics Holdings plc	2,300	52,243
		1,157,017

Commercial & Professional Services 2.1%
Aggreko plc	8,220	150,225
Babcock International Group plc	8,140	67,496
Connaught plc	6,740	31,077
De La Rue plc	3,620	46,635
Homeserve plc	2,160	65,927
Intertek Group plc	4,840	99,510
ITE Group plc	13,000	26,747
Michael Page International plc	11,640	62,421
Mitie Group plc	14,080	46,558
Mouchel Group plc	7,000	18,218
RPS Group plc	10,600	29,456
Serco Group plc	14,700	129,862
The Davis Service Group plc	7,180	40,383
VT Group plc	6,340	68,017
WS Atkins plc	4,620	44,554
		927,086

Consumer Durables & Apparel 0.8%
Barratt Developments plc *	35,040	54,716
Bellway plc	4,500	45,056
Bovis Homes Group plc *	6,040	33,692
Pace plc	11,200	25,602
Persimmon plc *	10,520	62,058
Redrow plc *	14,780	27,353
Taylor Wimpey plc *	114,640	56,737
The Berkeley Group Holdings plc *	4,840	56,053
		361,267

Consumer Services 0.9%
Dignity plc	2,820	25,524
Domino’s Pizza UK & IRL plc	4,900	25,051
Enterprise Inns plc *	22,180	36,527
Greene King plc	8,040	46,092
J.D. Wetherspoon plc	5,360	33,378
Marston’s plc	26,140	35,716
Millennium & Copthorne Hotels plc	6,540	39,109
Mitchells & Butlers plc *	14,220	65,175
Punch Taverns plc *	29,000	29,875
Rank Group plc	20,280	34,424
Restaurant Group plc	8,240	25,567
		396,438

Diversified Financials 1.4%
Aberdeen Asset Management plc	33,400	68,091
Ashmore Group plc	7,920	28,788
BlueBay Asset Management plc	5,220	24,280
Close Brothers Group plc	4,640	48,035
F&C Asset Management plc	27,520	22,939
Henderson Group plc	21,600	42,286
IG Group Holdings plc	11,840	65,069
Intermediate Capital Group plc	15,120	56,861
International Personal Finance	10,680	33,972
Investec plc	15,440	109,409
London Stock Exchange Group plc	6,100	56,622
Rathbone Brothers	2,520	30,241
Tullett Prebon plc	8,000	37,280
		623,873

Energy 1.2%
Acergy S.A.	4,000	61,107
Dana Petroleum plc *	3,340	50,754
Heritage Oil plc *	5,720	36,033
Hunting plc	5,500	39,920
JKX Oil & Gas plc	6,800	23,036
John Wood Group plc	12,420	59,960
Premier Oil plc *	3,900	65,748
Salamander Energy plc *	7,360	24,316
SOCO International plc *	2,640	61,073
Subsea 7, Inc. *	4,000	63,458
Wellstream Holdings plc	4,700	36,798
		522,203

Food, Beverage & Tobacco 0.2%
Britvic plc	7,360	48,972
Dairy Crest Group plc	5,760	31,305
Premier Foods plc *	100,060	32,884
		113,161

Health Care Equipment & Services 0.1%
SSL International plc	5,520	64,487

Household & Personal Products 0.1%
McBride plc	7,260	19,577
PZ Cussons plc	7,060	29,520
		49,097

Insurance 0.9%
Amlin plc	15,960	86,488
Beazley plc	24,580	40,230
Brit Insurance Holdings N.V.	3,502	38,203
Catlin Group Ltd.	11,840	55,893
Hiscox Ltd.	12,260	59,932
Jardine Lloyd Thompson Group plc	4,980	39,926
Lancashire Holdings Ltd.	6,540	45,048
St James’s Place plc	6,020	21,603
		387,323

Materials 0.7%
Croda International plc	3,640	50,129
DS Smith plc	17,480	29,317
Filtrona plc	11,280	32,129
Mondi plc	12,700	76,846
Petropavlovsk plc	6,040	104,970
Victrex plc	3,000	45,718
		339,109

13

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Media 0.5%
Informa plc	19,640	107,339
Rightmove plc	4,100	41,348
Trinity Mirror plc *	12,040	17,373
Yell Group plc *	96,640	47,088
		213,148

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BTG plc *	11,060	28,144
Genus plc	2,840	28,785
Hikma Pharmaceuticals plc	4,480	43,593
		100,522

Real Estate 0.7%
Atrium European Real Estate Ltd.	7,300	36,008
Big Yellow Group plc *	6,120	27,546
Derwent London plc	2,760	53,314
Grainger plc	12,980	22,652
Great Portland Estates plc	10,780	47,959
Helical Bar plc	5,220	21,985
Savills plc	5,880	26,321
Shaftesbury plc	7,400	40,004
Unite Group plc *	6,980	19,377
		295,166

Retailing 1.0%
Carpetright plc	1,900	19,752
Debenhams plc *	47,360	40,503
DSG International plc *	131,880	50,568
Galiform plc *	26,440	27,314
Game Group plc	18,140	24,090
Halfords Group plc	7,580	53,790
HMV Group plc	23,100	19,806
Inchcape plc *	16,716	69,872
Kesa Electricals plc	22,540	35,066
Mothercare plc	3,740	28,416
N Brown Group plc	9,740	35,488
WH Smith plc	6,260	40,494
		445,159

Semiconductors & Semiconductor Equipment 0.4%
ARM Holdings plc	41,520	147,798
CSR plc *	5,580	31,949
		179,747

Software & Services 0.7%
Aveva Group plc	2,620	44,435
Dimension Data Holdings plc	53,960	79,344
Fidessa Group plc	1,660	30,890
Micro Focus International plc	7,160	49,256
Misys plc *	17,720	57,672
Telecity Group plc *	6,020	33,336
Xchanging plc	11,080	28,996
		323,929

Technology Hardware & Equipment 0.7%
Electrocomponents plc	16,740	51,723
Halma plc	13,360	48,021
Laird plc	13,940	24,146
Premier Farnell plc	14,980	47,389
Rotork plc	2,920	57,798
Spectris plc	4,400	52,293
Spirent Communications plc	21,620	33,885
		315,255

Transportation 1.0%
Arriva plc	6,820	75,286
BBA Aviation plc	11,460	31,002
easyJet plc *	9,840	57,051
FirstGroup plc	15,200	82,809
Forth Ports plc	1,800	28,940
Go-Ahead Group plc	1,600	29,634
National Express Group plc	19,040	63,592
Stagecoach Group plc	23,480	62,499
		430,813

Utilities 0.3%
Northumbrian Water Group plc	11,480	46,060
Pennon Group plc	9,700	73,630
		119,690
		7,488,784

United States 0.6%

Health Care Equipment & Services 0.3%
SXC Health Solutions Corp. *	2,000	148,916

Materials 0.3%
Gerdau Ameristeel Corp. *	6,000	44,618
Golden Star Resources Ltd. *	8,000	33,777
Jaguar Mining, Inc. *	4,000	36,287
		114,682
		263,598

Total Common Stock (Cost $47,925,847)		44,066,627

Other Investment Companies 0.7% of net assets

Guernsey 0.0%

FCPT Ltd.	14,280	19,625

Luxembourg 0.1%

ProLogis European Properties *	6,780	33,861

Switzerland 0.2%

BB Biotech AG Reg’d	780	41,006
Schroder ImmoPLUS	60	51,579
		92,585

United States 0.4%
State Street Institutional Liquid Reserves Fund — Institutional Class	182,297	182,297
Total Other Investment Companies (Cost $355,397)		328,368

Preferred Stock 0.3% of net assets

Germany 0.3%

Consumer Durables & Apparel 0.1%
Hugo Boss AG *	760	29,447

Materials 0.1%
Fuchs Petrolub AG	340	30,250

14

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Media 0.1%
ProSiebenSat.1 Media AG	3,060	46,206
		105,903

Total Preferred Stock (Cost $104,172)		105,903

Warrants 0.0% of net assets

France 0.0%

Energy 0.0%
Etablissements Maurel et Prom *	4,040	1,006
Total Warrants (Cost $637)		1,006

End of Investments
At 05/31/10, the tax basis cost of the fund’s investments was $48,388,644 and the unrealized appreciation and depreciation were $843,322 and ($4,730,062), respectively, with a net unrealized depreciation of ($3,886,740).

*	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Reg’d	Registered

REIT	Real Estate Investment Trust

15

Schwab International Small Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$44,066,627	$—	$—	$44,066,627
Other Investment Companies(a)	328,368	—	—	328,368
Preferred Stock(a)	105,903			105,903
Warrants(a)	1,006	—	—	1,006

Total	$44,501,904	$—	$—	$44,501,904

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings
REG56691MAY10

16

Schwab Strategic Trust
Schwab Emerging Markets Equity ETFTM
Portfolio Holdings as of May 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)
91.7%	Common Stock	95,184,915	89,945,433
7.5%	Preferred Stock	8,338,666	7,341,447
0.3%	Other Investment Company	283,274	283,274
99.5%	Total Investments	103,806,855	97,570,154
0.5%	Other Assets and Liabilities, Net		475,373
100.0%	Net Assets		98,045,527

	Number	Value
Security	of Shares	($)
Common Stock 93.6% of net assets

Brazil 10.0%

Banks 1.5%
Banco Bradesco S.A. ADR	55,900	913,406
Banco do Brasil S.A.	25,800	366,107
Banco Santander Brasil S.A. ADR	17,200	179,224
		1,458,737

Capital Goods 0.3%
Empresa Brasileira de Aeronautica S.A. ADR *	6,450	140,481
Weg S.A.	12,900	120,197
		260,678

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	8,600	92,623

Diversified Financials 0.4%
BM&F BOVESPA S.A.	55,900	372,258

Energy 1.9%
OGX Petroleo e Gas Participacoes S.A. *	21,500	189,252
Petroleo Brasileiro S.A. ADR	40,850	1,455,077
Ultrapar Participacoes S.A. ADR	4,300	191,393
		1,835,722

Food, Beverage & Tobacco 0.6%
BRF — Brasil Foods S.A. ADR *	25,800	334,626
Companhia de Bebidas das Americas ADR	860	70,950
Cosan S.A. Industria e Comercio *	4,300	48,857
Souza Cruz S.A.	4,300	157,788
		612,221

Household & Personal Products 0.4%
Hypermarcas S.A. *	4,300	58,190
Natura Cosmeticos S.A.	17,200	355,407
		413,597

Materials 2.6%
Braskem S.A. ADR *	4,300	50,482
Companhia Siderurgica Nacional S.A. ADR	35,000	527,800
Gerdau S.A. *	4,300	42,588
Gerdau S.A. ADR *	25,800	347,268
Usinas Siderurgicas de Minas Gerais S.A.	4,300	103,228
Vale S.A. ADR *	55,900	1,519,921
		2,591,287

Media 0.1%
NET Servicos de Comunicacao S.A. ADR *	8,600	87,892

Software & Services 0.4%
Cielo S.A.	17,200	144,897
Redecard S.A.	17,200	253,781
		398,678

Telecommunication Services 0.6%
Brasil Telecom S.A. ADR *	3,010	54,993
Tele Norte Leste Participacoes S.A.	4,300	80,131
Tele Norte Leste Participacoes S.A. ADR	8,600	132,870
Tim Participacoes S.A. *	12,900	50,766
Tim Participacoes S.A. ADR	5,160	139,165
Vivo Participacoes S.A. ADR	4,300	117,476
		575,401

Transportation 0.4%
All America Latina Logistica S.A.	21,500	173,226
Companhia de Concessoes Rodoviarias	12,900	262,666
		435,892

Utilities 0.7%
Centrais Eletricas Brasileiras S.A. ADR	2,365	29,515
Companhia de Saneamento Basico do Estado de Sao Paulo ADR *	1,720	65,051
Companhia Energetica de Minas Gerais ADR	14,190	203,910
Companhia Paranaense de Energia ADR	4,300	79,765
CPFL Energia S.A. ADR	1,419	85,651
EDP — Energias do Brasil S.A.	4,300	76,596
Light S.A.	4,300	48,550
Tractebel Energia S.A.	8,600	95,875
		684,913
		9,819,899

Chile 1.6%

Banks 0.2%
Banco de Chile ADR	1,320	76,718
Banco Santander Chile ADR	1,320	81,933
Corpbanca S.A.	5,424,622	47,218
		205,869

Capital Goods 0.3%
Empresas Copec S.A.	15,996	252,103

1

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Food & Staples Retailing 0.1%
Cencosud S.A.	21,500	90,745

Materials 0.3%
Cap S.A.	4,128	125,789
Sociedad Quimica y Minera de Chile S.A. ADR	4,300	144,265
		270,054

Retailing 0.2%
S.A.C.I. Falabella S.A.	31,089	195,943

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	3,010	39,480

Transportation 0.1%
Lan Airlines S.A. ADR	4,300	79,980

Utilities 0.4%
Colbun S.A.	324,736	78,057
Empresa Nacional de Electricidad S.A. ADR	4,628	206,964
Enersis S.A. ADR	8,600	162,110
		447,131
		1,581,305

China 12.4%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., H Shares	86,000	101,619
Great Wall Motor Co., Ltd., H Shares	21,500	35,346
		136,965

Banks 4.6%
Bank of China Ltd., H Shares	1,892,000	945,277
Bank of Communications Co., Ltd., H Shares	301,000	317,780
China CITIC Bank Corp., Ltd., H Shares	387,000	230,631
China Construction Bank Corp., H Shares	1,677,000	1,350,483
China Merchants Bank Co., Ltd., H Shares	150,520	360,740
China Minsheng Banking Corp., Ltd., H Shares *	150,500	152,705
Industrial & Commercial Bank of China Ltd., H Shares	1,591,000	1,177,012
		4,534,628

Capital Goods 0.7%
China Communications Construction Co., Ltd., H Shares	172,000	146,685
China International Marine Containers (Group) Co., Ltd., B Shares	73,100	84,311
China National Materials Co., Ltd., H Shares	86,000	49,594
China Railway Construction Corp., Ltd., H Shares	107,500	124,262
China Railway Group Ltd., H Shares *	172,000	114,874
China South Locomotive & Rolling Stock Corp., Ltd., H Shares	86,000	58,762
Metallurgical Corp. of China Ltd., H Shares *	129,000	61,634
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares	98,900	46,285
		686,407

Energy 2.3%
China Coal Energy Co., H Shares	129,000	176,618
China Oilfield Services Ltd., H Shares	86,000	107,584
China Petroleum & Chemical Corp., H Shares	688,000	549,626
China Shenhua Energy Co., Ltd., H Shares	64,500	258,051
Inner Mongolia Yitai Coal Co., Ltd., B Shares	34,400	149,640
PetroChina Co., Ltd., H Shares	774,000	843,990
Yanzhou Coal Mining Co., Ltd., H Shares	86,000	202,133
		2,287,642

Health Care Equipment & Services 0.1%
Sinopharm Medicine Holdings Co., Ltd., H Shares *	34,400	136,302

Insurance 2.0%
China Life Insurance Co., Ltd., H Shares	258,000	1,134,929
China Pacific Insurance (Group) Co., Ltd., H Shares *	34,400	133,209
PICC Property & Casualty Co., Ltd., H Shares *	172,000	159,056
Ping An Insurance (Group) Co., of China Ltd., H Shares	64,500	529,357
		1,956,551

Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *	172,000	147,789
Angang Steel Co., Ltd., H Shares	86,000	125,256
China Bluechemical Ltd., H Shares	172,000	105,375
China National Building Material Co., Ltd., H Shares	86,000	137,848
Jiangxi Copper Co., Ltd., H Shares	43,000	86,376
Maanshan Iron & Steel Co., Ltd., H Shares *	86,000	42,084
Zijin Mining Group Co., Ltd., H Shares	172,000	127,686
		772,414

Real Estate 0.3%
China Vanke Co., Ltd., B Shares	90,300	90,347
Guangzhou R&F Properties Co., Ltd., H Shares	34,400	44,624
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	43,000	59,813
Sino-Ocean Land Holdings Ltd.	150,500	112,112
		306,896

Technology Hardware & Equipment 0.3%
BYD Co., Ltd., H Shares *	21,500	176,591
ZTE Corp., H Shares	25,800	85,658
		262,249

Telecommunication Services 0.3%
China Telecom Corp., Ltd., H Shares	688,000	318,995

Transportation 0.6%
Air China Ltd., H Shares *	172,000	174,299

2

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China COSCO Holdings Co., Ltd., H Shares	107,500	120,396
China Shipping Container Lines Co., Ltd., H Shares *	215,000	75,662
China Shipping Development Co., Ltd., H Shares	86,000	117,745
Zhejiang Expressway Co., Ltd., H Shares	86,000	78,865
		566,967

Utilities 0.2%
China Longyuan Power Group Corp., H Shares *	86,000	82,842
Datang International Power Generation Co., Ltd., H Shares	258,000	104,049
		186,891
		12,152,907

Colombia 0.8%

Banks 0.4%
Bancolombia S.A. ADR	8,127	388,633

Energy 0.4%
Ecopetrol S.A. ADR	16,426	449,415
		838,048

Czech Republic 0.6%

Banks 0.1%
Komercni Banka A/S	688	118,551

Materials 0.1%
Unipetrol A/S *	8,600	80,251

Telecommunication Services 0.1%
Telefonica O2 Czech Republic A/S	4,171	81,228

Utilities 0.3%
CEZ A/S *	8,213	344,822
		624,852

Egypt 0.7%

Banks 0.2%
Commercial International Bank GDR	15,652	203,476

Capital Goods 0.3%
Orascom Construction Industries GDR	6,837	288,180

Telecommunication Services 0.2%
Orascom Telecom Holding SAE GDR — Reg’d	31,961	166,197
		657,853

Hong Kong 5.4%

Capital Goods 0.4%
Beijing Enterprises Holdings Ltd.	21,500	136,275
Citic Pacific Ltd.	43,000	78,865
Shanghai Industrial Holdings Ltd.	43,000	173,691
		388,831

Energy 0.9%
CNOOC Ltd.	473,000	750,876
CNPC Hong Kong Ltd.	86,000	117,303
		868,179

Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd.	43,000	48,821
China Foods Ltd.	86,000	58,873
		107,694

Insurance 0.1%
China Taiping Insurance Holdings Co., Ltd. *	43,000	137,517

Materials 0.1%
Sinofert Holdings Ltd.	172,000	79,528

Real Estate 0.5%
China Overseas Land & Investment Ltd.	172,000	341,086
China Resources Land Ltd.	86,000	161,707
Yuexiu Property Co., Ltd. *	258,000	56,663
		559,456

Retailing 0.3%
China Resources Enterprise Ltd.	86,000	294,364

Telecommunication Services 2.4%
China Mobile Ltd.	193,500	1,819,200
China Unicom (Hong Kong) Ltd.	430,000	519,140
		2,338,340

Transportation 0.4%
China Merchants Holdings International Co., Ltd.	86,000	265,093
Cosco Pacific Ltd.	86,000	105,595
		370,688

Utilities 0.2%
China Resources Power Holdings Co., Ltd.	86,000	175,182
		5,319,779

Hungary 0.7%

Banks 0.3%
OTP Bank Nyrt. plc *	10,664	275,505

Energy 0.2%
MOL Hungarian Oil and Gas Nyrt. *	2,838	227,260

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	516	96,952

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	23,908	72,837
		672,554

India 12.1%

Automobiles & Components 0.4%
Bajaj Auto Ltd.	4,085	191,491
Hero Honda Motors Ltd.	3,053	126,481
Mahindra & Mahindra Ltd.	7,998	94,252
		412,224

Banks 2.0%
Axis Bank Ltd.	11,094	292,999

3

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bank of Baroda	5,891	89,741
Canara Bank Ltd.	11,438	98,264
HDFC Bank Ltd.	7,267	296,670
Housing Development Finance Corp., Ltd.	7,353	442,640
ICICI Bank Ltd.	19,350	359,903
Oriental Bank of Commerce	11,524	81,721
State Bank of India	4,945	238,372
Union Bank of India Ltd.	13,923	86,371
		1,986,681

Capital Goods 1.4%
ABB Ltd.	3,913	72,553
Adani Enterprises Ltd.	7,138	82,816
Aditya Birla Nuvo Ltd.	3,311	52,067
Bharat Heavy Electricals Ltd.	4,816	240,956
Crompton Greaves Ltd.	13,296	68,768
Jaiprakash Associates Ltd.	56,459	155,020
Larsen & Toubro Ltd.	14,749	516,875
Siemens India Ltd.	6,321	96,155
Suzlon Energy Ltd. *	33,540	44,146
Tata Motors Ltd.	5,676	91,732
		1,421,088

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	4,945	72,118
Infrastructure Development Finance Co., Ltd.	41,194	136,573
Kotak Mahindra Bank Ltd.	6,106	99,736
Reliance Capital Ltd.	5,203	72,507
		380,934

Energy 2.0%
Aban Offshore Ltd.	430	6,650
Bharat Petroleum Corp., Ltd.	6,321	76,924
Cairn India Ltd. *	16,684	104,201
Essar Oil Ltd. *	44,634	117,351
Hindustan Petroleum Corp., Ltd.	11,954	92,470
Indian Oil Corp., Ltd.	11,868	87,438
Oil & Natural Gas Corp., Ltd.	9,761	237,785
Reliance Industries Ltd.	52,202	1,165,858
The Great Eastern Shipping Co., Ltd. *	14,534	92,827
		1,981,504

Food, Beverage & Tobacco 0.7%
ITC Ltd.	91,719	558,883
Nestle India Ltd.	1,118	69,162
United Spirits Ltd.	2,752	71,495
		699,540

Household & Personal Products 0.1%
Colgate-Palmolive (India) Ltd.	3,440	54,408

Materials 1.3%
Hindalco Industries Ltd.	55,685	180,230
Jindal Steel & Power Ltd.	14,749	208,386
JSW Steel Ltd.	5,289	124,610
NMDC Ltd.	12,900	74,040
Sesa Goa Ltd.	14,835	120,037
Steel Authority of India Ltd.	22,317	98,475
Sterlite Industries (ndia) Ltd. ADR	10,535	150,229
Tata Chemicals Ltd.	11,524	79,098
Tata Steel Ltd.	19,995	212,246
		1,247,351

Media 0.1%
Zee Entertainment Enterprises Ltd.	11,266	68,551

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Cipla Ltd.	22,446	155,226
Dr. Reddys Laboratories Ltd.	3,526	105,297
Lupin Ltd.	2,666	104,811
Piramal Healthcare Ltd.	8,299	89,606
Sun Pharmaceutical Industries Ltd.	2,451	86,204
		541,144

Real Estate 0.2%
DLF Ltd.	20,081	120,651
Housing Development & Infrastructure Ltd. *	2,193	10,798
Unitech Ltd.	68,026	107,518
		238,967

Software & Services 1.6%
Financial Technologies (India) Ltd.	344	9,807
HCL Technologies Ltd.	8,428	67,922
Infosys Technologies Ltd.	19,178	1,106,940
Mphasis Ltd.	4,730	59,221
Tata Consultancy Services Ltd.	10,492	170,358
Wipro Ltd. ADR	7,310	154,607
		1,568,855

Telecommunication Services 0.5%
Bharti Airtel Ltd.	52,460	294,306
Idea Cellular Ltd. *	63,769	68,661
Reliance Communications Ltd.	35,733	113,263
		476,230

Utilities 0.8%
Adani Power Ltd. *	17,716	45,833
GAIL India Ltd.	14,276	137,693
GMR Infrastructure Ltd. *	52,245	66,455
NTPC Ltd.	20,339	88,211
Power Grid Corp. of India Ltd.	24,123	53,612
Reliance Infrastructure Ltd.	5,031	115,937
Reliance Natural Resources Ltd. *	56,846	64,273
Reliance Power Ltd. *	23,994	80,972
Tata Power Co., Ltd.	4,300	118,516
		771,502
		11,848,979

Indonesia 2.5%

Automobiles & Components 0.5%
PT Astra International Tbk	107,500	481,751

Banks 0.6%
PT Bank Central Asia Tbk	451,500	258,404
PT Bank Mandiri Tbk	193,500	105,521
PT Bank Rakyat Indonesia	236,500	213,247
		577,172

Capital Goods 0.2%
PT United Tractors Tbk	86,000	164,376

Energy 0.2%
PT Bumi Resources Tbk	709,500	155,147
PT Tambang Batubara Bukit Asam Tbk	43,000	78,705
		233,852

4

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	21,500	44,576
PT Gudang Garam Tbk	21,500	77,777
PT Indofood Sukses Makmur Tbk	193,500	74,700
		197,053

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	64,500	105,521

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	64,500	102,735
PT International Nickel Indonesia Tbk	107,500	44,692
PT Semen Gresik (Persero) Tbk	86,000	77,080
		224,507

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	365,500	299,962

Utilities 0.2%
PT Perusahaan Gas Negara	365,500	146,034
		2,430,228

Malaysia 4.3%

Automobiles & Components 0.1%
UMW Holdings Berhad	43,000	82,060

Banks 1.5%
Alliance Financial Group Berhad	73,100	60,991
CIMB Group Holdings Berhad	240,800	495,335
Hong Leong Bank Berhad	25,800	66,222
Malayan Banking Berhad	180,600	391,227
Public Bank Berhad — Foreign Market	121,141	421,935
RHB Capital Berhad	25,800	44,931
		1,480,641

Capital Goods 0.5%
Gamuda Berhad	98,900	83,117
IJM Corp. Berhad	51,600	72,171
Sime Darby Berhad	146,200	347,314
		502,602

Consumer Services 0.4%
Berjaya Sports Toto Berhad	55,900	71,910
Genting Berhad	94,600	193,161
Genting Malaysia Berhad	120,400	96,802
		361,873

Diversified Financials 0.1%
AMMB Holdings Berhad	90,300	131,231

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	4,300	56,359
IOI Corp. Berhad	163,400	235,978
Kuala Lumpur Kepong Berhad	21,500	103,456
PPB Group Berhad	21,500	101,107
		496,900

Real Estate 0.1%
SP Setia Berhad	55,900	64,448

Telecommunication Services 0.5%
Axiata Group Berhad *	219,300	245,515
Digi.com Berhad	12,900	88,766
Maxis Berhad	86,000	136,723
		471,004

Transportation 0.2%
MISC Bhd	60,760	151,347
PLUS Expressways Berhad	86,000	83,495
		234,842

Utilities 0.4%
Petronas Gas Berhad	25,800	77,494
Tanjong plc	8,600	45,662
Tenaga Nasional Berhad	38,700	96,515
YTL Corp. Berhad	43,000	92,888
YTL Power International Berhad	103,200	68,570
		381,129
		4,206,730

Mexico 6.0%

Banks 0.5%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	68,800	265,605
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	60,200	205,475
		471,080

Capital Goods 0.2%
Alfa S.A.B., A Shares	12,900	88,361
Grupo Carso S.A.B. de C.V., Series A1	38,700	129,236
		217,597

Consumer Durables & Apparel 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. *	17,200	33,541

Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	215,000	481,713

Food, Beverage & Tobacco 0.5%
Fomento Economico Mexicano S.A.B. de C.V.	73,100	310,080
Grupo Bimbo S.A.B. de C.V., Series A	12,900	92,168
Grupo Modelo S.A.B. de C.V., Series C	21,500	117,715
		519,963

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	17,200	93,531

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	326,800	356,077
Grupo Mexico S.A.B. de C.V., Series B	288,100	686,440
Industrias Penoles S.A.B. de C.V.	5,375	101,435
Mexichem S.A.B. de C.V.	30,100	80,530
		1,224,482

Media 0.4%
Grupo Televisa S.A., Series CPO	94,600	354,113

Retailing 0.1%
Grupo Elektra S.A.B. de C.V.	2,795	112,873

Telecommunication Services 2.3%
America Movil S.A.B. de C.V., Series L	657,900	1,563,454

5

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carso Global Telecom S.A.B. de C.V., A1 Shares *	34,400	165,208
Telefonos de Mexico S.A.B. de C.V., L Series	322,500	228,167
Telmex Internacional S.A.B. de C.V., L Shares	313,900	282,783
		2,239,612

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	30,100	102,480
		5,850,985

Morocco 0.2%

Telecommunication Services 0.2%
Maroc Telecom	14,706	244,819

Pakistan 0.1%

Energy 0.1%
Oil & Gas Development Co., Ltd. GDR — Reg’d	4,816	72,240

Peru 0.5%

Banks 0.2%
Credicorp Ltd.	2,193	193,620

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	8,600	309,600
		503,220

Philippines 0.4%

Banks 0.1%
Bank of the Philippine Islands	68,800	66,261

Capital Goods 0.1%
SM Investments Corp.	9,460	81,384

Real Estate 0.1%
Ayala Land, Inc.	258,000	75,382

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	1,720	89,341

Utilities 0.0%
Manila Electric Co.	16,770	63,153
		375,521

Poland 1.2%

Banks 0.6%
Bank Handlowy w Warszawie S.A. *	1,849	41,584
Bank Pekao S.A. *	3,999	201,405
Bank Zachodni WBK S.A.	817	50,513
Getin Holding S.A. *	21,629	66,667
Powszechna Kasa Oszczednosci Bank Polski S.A.	21,457	266,107
		626,276

Energy 0.2%
Polski Koncern Naftowy Orlen S.A. *	10,965	127,197
Polskie Gornictwo Naftowe I Gazownictwo S.A.	48,461	50,279
		177,476

Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A. *	645	68,286

Materials 0.1%
KGHM Polska Miedz S.A.	4,902	144,868

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	22,876	107,808

Utilities 0.1%
Polska Grupa Energetyczna S.A. *	15,523	100,859
		1,225,573

Russia 7.5%

Banks 0.9%
Sberbank GDR — Reg’d	3,010	709,136
VTB Bank OJSC GDR — Reg’d	31,046	147,469
		856,605

Energy 4.8%
Gazprom ADR	79,077	1,632,940
Gazprom Neft JSC ADR	8,987	173,898
LUKOIL ADR	21,457	1,038,519
Rosneft Oil Co. GDR	72,111	530,016
Surgutneftegaz ADR	122,421	1,106,686
Tatneft ADR	9,589	261,012
		4,743,071

Materials 1.1%
Magnitogorsk Iron & Steel Works GDR — Reg’d *	4,945	52,021
Mining & Metallurgical Co., Norilsk Nickel ADR *	26,230	430,172
Novolipetsk Steel GDR — Reg’d *	6,106	176,769
Polymetal GDR — Reg’d *	4,687	52,963
Polyus Gold Co. ADR	5,031	128,643
Severstal GDR — Reg’d *	8,213	88,947
Uralkali GDR — Reg’d *	7,396	138,749
		1,068,264

Telecommunication Services 0.7%
Mobile TeleSystems ADR	21,500	413,445
Rostelecom ADR	4,300	86,860
Sistema JSFC GDR — Reg’d	5,676	148,143
		648,448
		7,316,388

South Africa 9.7%

Banks 1.1%
ABSA Group Ltd.	11,997	205,354
Nedbank Group Ltd.	8,385	149,047
Standard Bank Group Ltd.	51,815	729,664
		1,084,065

Capital Goods 0.5%
Aveng Ltd.	16,942	80,887
Barloworld Ltd.	9,761	58,735
Bidvest Group Ltd.	11,352	195,464
Murray & Roberts Holdings Ltd.	15,867	86,284

6

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reunert Ltd.	7,396	53,756
		475,126

Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd. *	54,739	141,339

Consumer Services 0.1%
Sun International Ltd. *	4,515	52,303

Diversified Financials 1.0%
African Bank Investments Ltd.	29,498	123,666
FirstRand Ltd.	139,492	359,991
Investec Ltd.	10,879	81,649
JSE Ltd.	4,558	39,610
Remgro Ltd.	17,501	222,140
RMB Holdings Ltd.	31,519	141,643
		968,699

Energy 0.7%
Sasol Ltd.	20,038	726,880

Food & Staples Retailing 0.4%
Massmart Holdings Ltd.	6,966	107,681
Pick n Pay Stores Ltd.	9,116	50,292
Shoprite Holdings Ltd.	17,673	183,833
The Spar Group Ltd.	7,654	78,377
		420,183

Food, Beverage & Tobacco 0.3%
AVI Ltd.	16,727	51,978
Tiger Brands Ltd.	5,418	124,843
Tongaat Hulett Ltd.	4,945	63,157
		239,978

Health Care Equipment & Services 0.1%
Netcare Ltd. *	47,773	85,422

Insurance 0.4%
Discovery Holdings Ltd.	13,846	63,809
Metropolitan Holdings Ltd.	28,724	60,513
Sanlam Ltd.	73,659	229,374
		353,696

Materials 2.5%
AECI Ltd.	5,246	48,006
African Rainbow Minerals Ltd.	3,096	70,931
Anglo Platinum Ltd. *	3,354	339,606
AngloGold Ashanti Ltd.	11,997	505,391
Exxaro Resources Ltd.	2,881	41,727
Gold Fields Ltd.	24,854	341,979
Harmony Gold Mining Co., Ltd.	17,415	170,258
Impala Platinum Holdings Ltd.	21,113	535,696
Kumba Iron Ore Ltd.	3,096	132,674
Mondi Ltd.	6,622	41,896
Nampak Ltd.	28,896	69,056
Pretoria Portland Cement Co., Ltd.	20,253	86,135
Sappi Ltd. *	21,801	82,815
		2,466,170

Media 0.5%
Naspers Ltd., N Shares	12,943	511,261

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Adcock Ingram Holdings Ltd.	6,751	50,045
Aspen Pharmacare Holdings Ltd. *	14,620	153,905
		203,950

Real Estate 0.2%
Fountainhead Property Trust	74,390	62,198
Growthpoint Properties Ltd.	72,240	143,533
		205,731

Retailing 0.5%
Foschini Ltd.	9,503	82,583
Imperial Holdings Ltd.	7,439	94,521
JD Group Ltd.	6,364	34,272
Mr. Price Group Ltd.	11,739	69,895
Truworths International Ltd.	15,695	112,628
Woolworths Holdings Ltd.	29,713	90,570
		484,469

Telecommunication Services 1.1%
MTN Group Ltd.	59,254	831,299
Telkom South Africa Ltd.	23,564	115,047
Vodacom Group (Pty) Ltd.	17,931	147,561
		1,093,907
		9,513,179

Taiwan 11.8%

Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	43,000	89,865
Yulon Motor Co., Ltd.	43,000	42,847
		132,712

Banks 1.1%
Chang Hwa Commercial Bank	172,000	68,340
China Development Financial Holding Corp. *	473,000	120,309
Chinatrust Financial Holding Co., Ltd.	344,000	175,963
E.Sun Financial Holding Co., Ltd. *	172,000	67,802
First Financial Holding Co., Ltd.	215,000	110,650
Hua Nan Financial Holdings Co., Ltd.	215,000	118,721
Mega Financial Holding Co., Ltd.	301,000	158,206
SinoPac Financial Holdings Co., Ltd. *	301,000	89,556
Taiwan Cooperative Bank	215,000	122,757
		1,032,304

Capital Goods 0.2%
Far Eastern New Century Corp.	129,000	127,331
Taiwan Glass Industrial Corp.	43,000	38,745
Walsin Lihwa Corp. *	172,000	61,883
		227,959

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	129,000	97,869
Tatung Co., Ltd. *	258,000	47,220
		145,089

Diversified Financials 0.5%
Capital Securities Corp. *	129,000	54,686
Fubon Financial Holding Co., Ltd. *	215,000	244,842
Polaris Securities Co., Ltd. *	129,000	53,475
Yuanta Financial Holding Co., Ltd.	258,000	137,219
		490,222

Energy 0.1%
Formosa Petrochemical Corp.	43,000	101,434

Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	129,000	132,376

7

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Insurance 0.3%
Cathay Financial Holding Co., Ltd. *	172,000	252,644
Shin Kong Financial Holding Co., Ltd. *	258,000	86,771
		339,415

Materials 1.6%
Asia Cement Corp.	86,000	73,991
China Steel Corp.	344,000	326,635
Formosa Chemicals & Fibre Corp.	129,000	284,124
Formosa Plastics Corp.	215,000	431,836
Nan Ya Plastics Corp.	215,000	349,774
Taiwan Fertilizer Co., Ltd.	43,000	119,730
		1,586,090

Semiconductors & Semiconductor Equipment 2.9%
Advanced Semiconductor Engineering, Inc.	172,000	144,753
Inotera Memories, Inc. *	86,000	50,852
Macronix International Co., Ltd.	129,000	83,542
MediaTek, Inc.	43,000	691,476
Siliconware Precision Industries Co. ADR	21,500	116,960
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	159,100	1,551,225
United Microelectronics Corp. ADR *	51,600	170,796
		2,809,604

Technology Hardware & Equipment 4.2%
Acer, Inc.	86,000	216,591
Asustek Computer, Inc. (a)	172,000	259,909
AU Optronics Corp. ADR	30,100	292,572
Chicony Electronics Co., Ltd.	43,000	103,721
Compal Electronics, Inc.	129,000	157,196
Delta Electronics, Inc.	43,000	134,528
Foxconn Technology Co., Ltd.	43,000	158,744
HannStar Display Corp. *	301,000	56,784
Hon Hai Precision Industry Co., Ltd.	301,000	1,195,958
HTC Corp.	43,000	585,199
InnoLux Display Corp.	227,902	257,396
Inventec Co., Ltd.	129,000	69,820
Lite-On Technology Corp.	86,000	97,802
Quanta Computer, Inc.	86,000	154,977
Synnex Technology International Corp.	43,000	93,632
Unimicron Technology Corp.	86,000	121,883
Wistron Corp.	86,000	141,793
		4,098,505

Telecommunication Services 0.5%
Chunghwa Telecom Co., Ltd. ADR	12,900	245,874
Far EasTone Telecommunications Co., Ltd.	86,000	102,511
Taiwan Mobile Co., Ltd.	86,000	163,317
		511,702
		11,607,412

Thailand 1.7%

Banks 0.6%
Bangkok Bank Public Co., Ltd. NVDR	43,000	149,916
Bank of Ayudhya Public Co., Ltd. NVDR	193,500	107,583
Kasikornbank Public Co., Ltd. NVDR	51,600	135,518
Krung Thai Bank Public Co., Ltd. NVDR	206,400	70,374
Siam Commercial Bank Public Co., Ltd. NVDR	64,500	158,006
		621,397

Energy 0.7%
Banpu Public Co., Ltd. NVDR	4,300	75,816
IRPC PCL NVDR	520,300	69,043
PTT Aromatics & Refining PCL NVDR	94,600	75,552
PTT Exploration & Production Public Co., Ltd. NVDR	47,300	207,042
PTT PCL NVDR	30,100	223,751
		651,204

Food & Staples Retailing 0.1%
CP ALL PCL NVDR	98,900	82,784

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	167,700	89,632

Materials 0.1%
The Siam Cement Public Co., Ltd. NVDR	12,900	94,704

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd. NVDR	38,700	87,968
		1,627,689

Turkey 1.5%

Banks 0.8%
Akbank T.A.S.	51,595	261,795
Turkiye Garanti Bankasi A/S	41,323	180,663
Turkiye Halk Bankasi A/S	14,276	95,672
Turkiye Is Bankasi, C Shares	51,858	161,518
Yapi ve Kredi Bankasi A/S *	33,411	87,856
		787,504

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S	61,060	44,817
Enka Insaat ve Sanayi A/S	19,392	64,978
Koc Holding A/S	34,873	121,303
		231,098

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	23,779	99,408

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	4,042	74,169

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	3,096	83,980

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	8,084	91,840

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir) *	32,250	87,274
		1,455,273

Total Common Stock (Cost $95,184,915)		89,945,433

8

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Other Investment Company 0.3% of net assets

United States 0.3%

State Street Institutional Liquid Reserves Fund — Institutional Class	283,274	283,274
Total Other Investment Company (Cost $283,274)		283,274

Preferred Stock 7.5% of net assets

Brazil 5.6%

Banks 1.9%
Itau Unibanco Holding S.A. ADR	73,960	1,361,603
Itausa — Investimentos Itau S.A.	90,300	534,030
		1,895,633

Energy 1.9%
Petroleo Brasileiro S.A. ADR	60,200	1,864,394

Food & Staples Retailing 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,150	134,396

Food, Beverage & Tobacco 0.9%
Companhia de Bebidas das Americas ADR	8,600	828,524

Materials 2.4%
Bradespar S.A.	8,600	171,340
Klabin S.A.	21,500	58,096
Metalurgica Gerdau S.A.	8,600	144,708
Suzano Papel e Celulose S.A.	10,550	91,362
Usinas Siderurgicas de Minas Gerais S.A., A Shares	8,600	213,527
Vale S.A. ADR *	73,100	1,684,955
		2,363,988

Retailing 0.1%
Lojas Americanas S.A.	12,900	86,471

Utilities 0.2%
AES Tiete S.A.	4,300	45,251
Companhia Energetica de Sao Paulo, B Shares *	4,300	51,025
Eletropaulo Metropolitana S.A., B Shares	4,300	71,765
		168,041
		7,341,447

Total Preferred Stock (Cost $8,338,666)		7,341,447

End of Investments
At 5/31/10, the tax basis cost of the fund’s investments was $103,832,799 and the unrealized appreciation and depreciation were $1,032,776 and ($7,295,421), respectively, with a net unrealized depreciation of ($6,262,645).

*	Non-income producing security.

(a)	Fair value by management in accordance with procedures approved by the Board of Trustees.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depository Receipt

Reg’d	Registered

9

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*
Common Stock(a)	$85,846,928	$—	$—	$85,846,928
Taiwan
Technology Hardware & Equipment	3,838,596	—	259,909	4,098,505
Other Investment Company(a)	283,274	—	—	283,274
Preferred Stock(a)	7,341,447	—	—	7,341,447

Total	$97,310,245	$—	$259,909	$97,570,154

*	The fund had no Other Financial Instruments.

(a)	As categorized in Portfolio Holdings
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Net	Net			Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	January 13,	Discounts	Gain	Unrealized Gains	Purchases	Transfers	May 31,
Investments in Securities	2010	(Premiums)	(Losses)	(Losses)	(Sales)	in/out	2010
Common Stock
Taiwan	$—	$—	$—	$(62,582)	$322,491	$—	$259,909

Total	$—	$—	$—	$(62,582)	$322,491	$—	$259,909

REG56692MAY10

10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer
Date: July 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer
Date: July 20, 2010

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: July 20, 2010